A MESSAGE TO PRINCIPAL VARIABLE LIFE AND VARIABLE ANNUITY CONTRACT OWNERS


Dear Contract Owner:

In the first half of 1999, domestic equity performance remained positive as the U.S. economy continued to show strength. Despite the concern of many financial experts that the cycle has passed its peak, the Dow Jones Industrial Average returned 20.43% while the Standard & Poor's 500 Index returned 12.38% for the six months ending June 30, 1999.

Some international markets continued to experience volatility, but many rebounded nicely as investors realized that economic conditions were not as bad as first thought. Bond markets suffered as fears of inflation and an overheated economy caused the Federal Reserve Board to raise interest rates.

Thank you for letting us help you work toward your long-term financial goals. We look forward to another successful year.


     The Dow Jones Industrial Average is an index composed of the sum of the stocks of 30 widely-held companies listed on the New York Stock Exchange.

     The Standard and Poor's 500 Index is a market capitalization weighted price index composed of 500 widely-held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.

     The value of each index varies according to the aggregate value of the common equity of each of the securities included in the index. The indexes represent asset types which are subject to risk, including the possible loss of principal. These are unmanaged indexes into which direct investment is not possible. Past performance does not guarantee future results.

    CONTENTS

                                                                            Page
     Financial Statements and Highlights
         Statements of Assets and Liabilities...............................  2
         Statements of Operations ..........................................  8
         Statements of Changes in Net Assets................................ 14
         Notes to Financial Statements...................................... 24
         Schedules of Investments
              Aggressive Growth Account..................................... 34
              Asset Allocation Account...................................... 35
              Balanced Account.............................................. 41
              Blue Chip Account............................................. 45
              Bond Account.................................................. 46
              Capital Value Account......................................... 49
              Government Securities Account................................. 50
              Growth Account................................................ 51
              High Yield Account............................................ 53
              International Account......................................... 55
              International SmallCap Account................................ 57
              LargeCap Growth Account....................................... 60
              MicroCap Account.............................................. 61
              MidCap Account................................................ 62
              MidCap Growth Account......................................... 64
              MidCap Value Account.......................................... 67
              Money Market Account.......................................... 69
              Real Estate Account........................................... 71
              SmallCap Account.............................................. 72
              SmallCap Growth Account....................................... 74
              SmallCap Value Account........................................ 75
              Stock Index 500 Account....................................... 79
              Utilities Account............................................. 87
         Financial Highlights............................................... 88

June 30, 1999

STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)

                                                             Aggressive            Asset                                 Blue
                                                               Growth           Allocation          Balanced             Chip
                                                               Account            Account            Account            Account
Investment in securities -- at cost...................      $221,948,752        $73,340,028        $197,630,440       $ 5,137,509

Assets
Investment in securities -- at value (Note 4).........      $286,093,145        $82,987,577        $223,418,828       $ 5,315,501
Cash .................................................         5,463,447          4,512,662              10,001            10,001
Receivables:
   Dividends and interest.............................           176,790            567,014           1,311,218             9,843
   Investment securities sold.........................         1,547,232            167,741            --                  22,514
   Capital Shares sold................................             6,250            --                  295,700             2,112

                                          Total Assets       293,286,864         88,234,994         225,035,747         5,359,971

Liabilities
Accrued expenses......................................           166,397             71,056             100,578             5,440
Payables:
   Investment securities purchased....................           984,300            115,386            --                  68,349
   Capital Shares reacquired..........................             6,297             11,494            --                  --

                                     Total Liabilities         1,156,994            197,936             100,578            73,789

Net Assets Applicable to Outstanding Shares...........      $292,129,870        $88,037,058        $224,935,169       $ 5,286,182

Net Assets Consist of:
Capital Stock.........................................      $    138,457        $    66,360        $    131,859       $     5,083
Additional paid-in capital............................       213,765,878         72,108,645         191,758,197         5,078,196
Accumulated undistributed net investment income.......           --               1,028,844           3,389,173            15,948
Accumulated undistributed net realized
   gain (loss) from investment and foreign
   currency transactions .............................        14,081,142          5,185,660           3,867,552             8,963
Net unrealized appreciation (depreciation)
   of investments.....................................        64,144,393          9,647,549          25,788,388           177,992
Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.................................           --                 --                 --                  --

                                      Total Net Assets      $292,129,870        $88,037,058        $224,935,169       $ 5,286,182

Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        13,845,672          6,636,048          13,185,900           508,287

Net Asset Value Per Share.............................            $21.10             $13.27              $17.06            $10.40


                                                                                 Capital            Government
                                                               Bond               Value             Securities          Growth
                                                              Account            Account             Account            Account
Investment in securities -- at cost...................      $129,240,448       $341,441,939        $144,019,545      $230,943,206

Assets
Investment in securities -- at value (Note 4).........      $126,065,382       $429,690,543        $143,781,656      $327,663,173
Cash .................................................            10,000             10,001             10,214           114,786
Receivables:
   Dividends and interest.............................         2,214,333            466,035          1,224,548           303,659
   Investment securities sold.........................           --                --                  --               --
   Capital Shares sold................................           179,540            328,804            192,801           189,276

                                          Total Assets       128,469,255        430,495,383        145,209,219       328,270,894
Liabilities
Accrued expenses......................................            49,401            143,270             54,969           108,312
Payables:
   Investment securities purchased....................         1,375,770           --                1,851,250         5,530,533
   Capital Shares reacquired..........................           --                   3,126                 46          --

                                     Total Liabilities         1,425,171            146,396          1,906,265         5,638,845

Net Assets Applicable to Outstanding Shares...........      $127,044,084       $430,348,987        $143,302,954      $322,632,049

Net Assets Consist of:
Capital Stock.........................................      $    108,523       $    109,527        $    131,849      $    143,957
Additional paid-in capital............................       125,938,910        310,276,595         139,457,914       219,675,886
Accumulated undistributed net investment income.......         4,047,386          3,989,124           4,354,056         1,166,012
Accumulated undistributed net realized
   gain (loss) from investment and foreign
   currency transactions .............................           124,331         27,725,137            (402,976)       4,926,227
Net unrealized appreciation (depreciation)
   of investments.....................................        (3,175,066)        88,248,604            (237,889)      96,719,967
Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.................................           --                --                  --               --

                                      Total Net Assets      $127,044,084       $430,348,987        $143,302,954      $322,632,049

Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        10,852,298         10,952,714          13,184,850        14,395,723

Net Asset Value Per Share.............................            $11.71             $39.29             $10.87            $22.41


                                                                High
                                                                Yield          International
                                                               Account            Account
Investment in securities -- at cost...................       $14,658,104       $156,747,757

Assets
Investment in securities -- at value (Note 4).........       $13,629,851       $168,102,048
Cash .................................................            10,001             15,262
Receivables:
   Dividends and interest.............................           289,848            635,629
   Investment securities sold.........................           --                --
   Capital Shares sold................................               234             81,062

                                          Total Assets        13,929,934        168,834,001

Liabilities
Accrued expenses......................................             7,051            104,814
Payables:
   Investment securities purchased....................           --               4,458,082
   Capital Shares reacquired..........................           --                  14,120

                                     Total Liabilities             7,051          4,577,016

Net Assets Applicable to Outstanding Shares...........       $13,922,883       $164,256,985

Net Assets Consist of:
Capital Stock.........................................       $    17,213           $109,362
Additional paid-in capital............................        15,415,480        139,223,283
Accumulated undistributed net investment income.......           624,090          2,287,898
Accumulated undistributed net realized
   gain (loss) from investment and foreign
   currency transactions .............................        (1,105,647)        11,289,686
Net unrealized appreciation (depreciation)
   of investments.....................................        (1,028,253)        11,354,291
Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.................................           --                  (7,535)

                                      Total Net Assets       $13,922,883       $164,256,985

Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000
Shares issued and outstanding.........................         1,721,303         10,936,240

Net Asset Value Per Share.............................             $8.09             $15.02


June 30, 1999

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
(unaudited)

                                                            International         LargeCap
                                                              SmallCap             Growth            MicroCap            MidCap
                                                               Account             Account            Account            Account
Investment in securities -- at cost...................       $16,148,532         $4,478,610          $5,972,711      $213,888,380

Assets
Investment in securities -- at value (Note 4).........       $18,325,842         $4,798,762          $6,366,971      $260,653,438
Cash .................................................           151,366            477,751             327,063            10,001
Receivables:
   Dividends and interest.............................            29,891              2,691               2,099           118,693
   Investment securities sold.........................           176,179            --                   75,923         2,397,945
   Capital Shares sold................................            15,827             34,160                   7           158,509
Prepaid Expenses......................................             2,621            --                  --                --

                                          Total Assets        18,701,726          5,313,364           6,772,063       263,338,586

Liabilities
Accrued expenses......................................           --                   6,070                 549           127,502
Payables:
   Investment securities purchased....................           486,116            --                  135,232           --
   Capital Shares reacquired..........................           --                 --                    3,056            26,188

                                     Total Liabilities           486,116              6,070             138,837           153,690

Net Assets Applicable to Outstanding Shares...........       $18,215,610         $5,307,294          $6,633,226      $263,184,896

Net Assets Consist of:
Capital Stock.........................................       $    17,007         $    5,032          $    7,185      $     74,525
Additional paid-in capital............................        16,556,891          5,029,129           6,886,449       206,945,881
Accumulated undistributed net investment income.......            52,026              1,842               6,809           581,838
Accumulated undistributed net realized
   gain (loss) on investment transactions.............          (585,948)           (48,861)           (661,477)        8,817,594
Net unrealized appreciation (depreciation)
   of investments.....................................         2,177,310            320,152             394,260        46,765,058
Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.................................            (1,676)           --                  --                --

                                      Total Net Assets       $18,215,610         $5,307,294          $6,633,226      $263,184,896

Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................         1,700,689            503,238             718,519         7,452,504

Net Asset Value Per Share.............................            $10.71             $10.55               $9.23            $35.31


                                                              MidCap             MidCap              Money              Real
                                                              Growth              Value             Market             Estate
                                                              Account            Account            Account            Account
Investment in securities -- at cost...................      $ 9,388,105         $5,038,982         $80,767,335       $11,959,905

Assets
Investment in securities -- at value (Note 4).........      $10,539,902         $5,248,988         $80,767,335        $11,767,669
Cash .................................................          200,311             27,199             11,944             10,001
Receivables:
   Dividends and interest.............................            6,614              6,110            197,532            101,286
   Investment securities sold.........................          214,466             30,974            --                --
   Capital Shares sold................................            1,308             27,587              2,824                 49
Prepaid Expenses......................................           --                --                 --                --

                                          Total Assets       10,962,601          5,340,858         80,979,635         11,879,005

Liabilities
Accrued expenses......................................            2,204              6,099             28,503             10,040
Payables:
   Investment securities purchased....................           --                 37,579            321,649           --
   Capital Shares reacquired..........................           --                --               1,047,345                941

                                     Total Liabilities            2,204             43,678          1,397,497             10,981

Net Assets Applicable to Outstanding Shares...........      $10,960,397         $5,297,180        $79,582,138        $11,868,024

Net Assets Consist of:
Capital Stock.........................................      $    10,927         $    5,026        $   795,821        $    12,627
Additional paid-in capital............................       10,339,607          5,022,561         78,786,317         12,412,719
Accumulated undistributed net investment income.......           10,694              5,224            --                 282,217
Accumulated undistributed net realized
   gain (loss) on investment transactions.............         (552,628)            54,363            --                (647,303)
Net unrealized appreciation (depreciation)
   of investments.....................................        1,151,797            210,006            --                (192,236)
Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.................................           --                --                 --                --

                                      Total Net Assets      $10,960,397         $5,297,180         $79,582,138        $11,868,024

Capital Stock (par value: $.01  a share)
Shares authorized.....................................      100,000,000        100,000,000         500,000,000        100,000,000
Shares issued and outstanding.........................        1,092,716            502,617          79,582,138          1,262,660

Net Asset Value Per Share.............................           $10.03             $10.54             $1.000              $9.40

                                                                                SmallCap
                                                             SmallCap            Growth
                                                              Account            Account
Investment in securities -- at cost...................       $17,797,523        $ 9,784,786

Assets
Investment in securities -- at value (Note 4).........       $17,831,108        $12,896,769
Cash .................................................           148,224            479,529
Receivables:
   Dividends and interest.............................             8,436              1,559
   Investment securities sold.........................           101,397             80,533
   Capital Shares sold................................               501             42,630
Prepaid Expenses......................................           --                 --

                                          Total Assets        18,089,666         13,501,020

Liabilities
Accrued expenses......................................            14,747              7,471
Payables:
   Investment securities purchased....................           --                  15,713
   Capital Shares reacquired..........................             3,346            --

                                     Total Liabilities            18,093             23,184

Net Assets Applicable to Outstanding Shares...........       $18,071,573        $13,477,836

Net Assets Consist of:
Capital Stock.........................................       $    18,519            $10,534
Additional paid-in capital............................        16,917,165         10,225,099
Accumulated undistributed net investment income.......               227            --
Accumulated undistributed net realized
   gain (loss) on investment transactions.............         1,102,077            130,220
Net unrealized appreciation (depreciation)
   of investments.....................................            33,585          3,111,983
Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.................................           --                 --

                                      Total Net Assets       $18,071,573        $13,477,936

Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000
Shares issued and outstanding.........................         1,851,925          1,053,399

Net Asset Value Per Share.............................             $9.76             $12.79

June 30, 1999

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
(unaudited)

                                                              SmallCap           Stock Index
                                                                Value                500             Utilities
                                                               Account             Account            Account
Investment in securities -- at cost...................        $7,890,998        $15,028,768        $23,159,054

Assets
Investment in securities -- at value (Note 4).........        $8,502,473        $15,222,331        $25,605,521
Cash .................................................           372,731             38,289             10,192
Receivables:
   Dividends and interest.............................             8,861              9,807             46,818
   Investment securities sold.........................            90,378             74,746            --
   Capital Shares sold................................               100            166,151             32,640
Prepaid expenses......................................               173           --                  --
Variation margin (Note 7).............................           --                  18,727            --

                                          Total Assets         8,974,716         15,530,051         25,695,171

Liabilities
Accrued expenses......................................            --                  7,916             14,046
Payables:
   Investment securities purchased....................           107,049             17,697            --
   Capital Shares reacquired..........................             5,377           --                  --

                                     Total Liabilities           112,426             25,613             14,046

Net Assets Applicable to Outstanding Shares...........        $8,862,290        $15,504,438        $25,681,125

Net Assets Consist of:
Capital Stock.........................................        $    9,719        $    15,353        $    22,409
Additional paid-in capital............................         8,902,777         15,217,869         22,846,556
Accumulated undistributed net investment income.......            31,142             41,329            278,983
Accumulated undistributed net realized
   gain (loss) on investment transactions.............          (692,823)             4,720             86,710
Net unrealized appreciation of investments............           611,475            225,167          2,446,467

                                      Total Net Assets        $8,862,290        $15,504,438        $25,681,125

Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000        100,000,000
Shares issued and outstanding.........................           971,886          1,535,254          2,240,914

Net Asset Value Per Share.............................             $9.12             $10.10             $11.46


Six Months Ended June 30, 1999, Except as Noted

STATEMENTS OF OPERATIONS
(unaudited)

                                                             Aggressive            Asset                                Blue
                                                               Growth           Allocation          Balanced            Chip
                                                               Account            Account            Account           Account(a)
Net Investment Income
Income:
   Dividends............................................     $   711,695         $  358,402        $ 1,100,637           $ 21,473
   Withholding tax on foreign dividends.................         --                  --                --                  --
   Interest.............................................         158,571            990,142          2,916,095              3,805

                                           Total Income          870,266          1,348,544          4,016,732             25,278

Expenses:
   Management and investment advisory fees (Note 3).....         950,913            337,824            593,622              6,413
   Custodian fees.......................................           9,660             21,213                764              2,124
   Directors' fees......................................           3,020              3,009              3,049                789
   Other................................................         --                   1,030            --                       4

                                         Total Expenses          963,593            363,076            597,435              9,330

                 Net Investment Income (Operating Loss)          (93,327)           985,468          3,419,297             15,948

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................      14,079,764          5,182,151          3,865,560              8,963
   Foreign currency transactions........................         --                  --                --                  --
Change in unrealized appreciation/depreciation of:
   Investments .........................................      23,105,442            784,739          5,243,921            177,992
   Translation of assets and liabilities in
     foreign currencies.................................         --                  --                --                  --

                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies       37,185,206          5,966,890          9,109,481            186,955

                Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $37,091,879         $6,952,358        $12,528,778           $202,903


                                                                                 Capital           Government
                                                               Bond               Value            Securities           Growth
                                                              Account            Account             Account            Account
Net Investment Income
Income:
   Dividends............................................    $    --             $ 4,621,200         $   --            $ 1,485,303
   Withholding tax on foreign dividends.................         --                --                   --                 --
   Interest.............................................       4,355,051            207,912           4,706,536           282,507

                                           Total Income        4,355,051          4,829,112           4,706,536         1,767,810

Expenses:
   Management and investment advisory fees (Note 3).....         304,304            848,121             345,347           646,653
   Custodian fees.......................................           1,364                969               2,841               794
   Directors' fees......................................           2,949              2,982               2,854             2,742
   Other................................................             (78)                84               2,300           (2,729)

                                         Total Expenses          308,539            852,156             353,342           647,460

                 Net Investment Income (Operating Loss)        4,046,512          3,976,956           4,353,194         1,120,350

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................         225,134         27,723,817            (17,344)         4,971,004
   Foreign currency transactions........................         --                --                  --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................      (7,518,855)        (3,975,370)         (5,993,904)       22,166,764
   Translation of assets and liabilities in
     foreign currencies.................................         --                --                  --                 --

                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies       (7,293,721)        23,748,447          (6,011,248)       27,137,768

                Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $(3,247,209)       $27,725,403         $(1,658,054)      $28,258,118



                                                                High
                                                                Yield           International
                                                               Account            Account
Net Investment Income
Income:
   Dividends............................................       $  --            $ 3,031,715
   Withholding tax on foreign dividends.................          --              (300,022)
   Interest.............................................         645,923            189,550

                                           Total Income          645,923          2,921,243

Expenses:
   Management and investment advisory fees (Note 3).....          41,576            578,191
   Custodian fees.......................................           1,880             25,549
   Directors' fees......................................           2,920              3,429
   Other................................................             167                 34

                                         Total Expenses           46,543            607,203

                 Net Investment Income (Operating Loss)          599,380          2,314,040

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................        (317,111)        10,042,913
   Foreign currency transactions........................         --                 (78,374)
Change in unrealized appreciation/depreciation of:
   Investments .........................................        (225,442)        (4,745,477)
   Translation of assets and liabilities in
     foreign currencies.................................         --                 30,823

                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies         (542,553)         5,249,885

                Net Increase (Decrease) in Net Assets
                              Resulting from Operations        $  56,827        $ 7,563,925


(a) Period  from April 15, 1999 (date  operations  commenced)  through  June 30,
    1999.

Six Months Ended June 30, 1999, Except as Noted

STATEMENTS OF OPERATIONS (Continued)
(unaudited)

                                                            International         LargeCap
                                                              SmallCap             Growth            MicroCap             MidCap
                                                               Account            Account(a)          Account             Account
Net Investment Income
Income:
   Dividends............................................      $   128,295          $  3,696         $   23,139          1,043,115
   Withholding tax on foreign dividends.................         (13,481)            --                  --               --
   Interest.............................................          16,070             10,629             12,335            251,740

                                           Total Income          130,884             14,325             35,474          1,294,855

Expenses:
   Management and investment advisory fees (Note 3).....          74,627             11,437             27,453            761,114
   Custodian fees.......................................         --                   1,111              6,796              3,361
   Directors' fees......................................           4,287                789              4,184              2,981
   Other................................................              89                  4                 16            --

                                   Total Gross Expenses           79,003             13,341             38,449            767,456
Less: Management and investment
   advisory fees waived.................................         --                     858              9,530            --

                                      Total Net Expenses          79,003             12,483             28,919            767,456

                 Net Investment Income (Operating Loss)           51,881              1,842              6,555            527,399

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................        (264,690)           (48,861)          (379,406)         8,816,449
   Foreign currency transactions........................          (1,356)            --                  --               --
   Other investment companies...........................         --                  --                  --               --
Change in unrealized appreciation/depreciation of:
   Investments .........................................       2,920,372            320,152          1,133,923          3,132,430
   Translation of assets and liabilities in
     foreign currencies.................................          (2,029)            --                  --               --

                    Net Realized and Unrealized Gain on
                     Investments and Foreign Currencies        2,652,297            271,291            754,517         11,948,879

                 Net Increase in Net Assets Resulting
                                        from Operations       $2,704,178           $273,133         $  761,072        $12,476,278


                                                              MidCap             MidCap             Money                Real
                                                              Growth              Value            Market               Estate
                                                              Account           Account(b)         Account              Account
Net Investment Income
Income:
   Dividends............................................     $ 47,401          $  11,548          $   --              $ 333,178
   Withholding tax on foreign dividends.................        --                --                  --                  --
   Interest.............................................        6,528              5,223           1,911,180              5,714

                                           Total Income        53,929             16,771           1,911,180            338,892

Expenses:
   Management and investment advisory fees (Note 3).....       40,781             10,235             188,525             49,211
   Custodian fees.......................................        9,272                968                 698              1,697
   Directors' fees......................................        4,240                736               2,943              4,224
   Other................................................           14                  4              --                  1,608

                                   Total Gross Expenses        54,307             11,943             192,166             56,740
Less: Management and investment
   advisory fees waived.................................       11,072                396              --                  --

                                      Total Net Expenses       43,235             11,547             192,166             56,740

                 Net Investment Income (Operating Loss)        10,694              5,224           1,719,014            282,152

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................      181,473             54,363              --               (484,296)
   Foreign currency transactions........................        --                --                  --                  --
   Other investment companies...........................        --                --                  --                  8,894
Change in unrealized appreciation/depreciation of:
   Investments .........................................      282,579            210,006              --                665,614
   Translation of assets and liabilities in
     foreign currencies.................................        --                --                  --                  --

                    Net Realized and Unrealized Gain on
                     Investments and Foreign Currencies       464,052            264,369              --                190,212

                 Net Increase in Net Assets Resulting
                                        from Operations      $474,746          $ 269,593          $1,719,014          $ 472,364

                                                                                 SmallCap
                                                              SmallCap            Growth
                                                               Account            Account
Net Investment Income
Income:
   Dividends............................................      $   45,883         $    1,779
   Withholding tax on foreign dividends.................         --                 --
   Interest.............................................          20,263             21,047

                                           Total Income           66,146             22,826

Expenses:
   Management and investment advisory fees (Note 3).....          58,270             50,251
   Custodian fees.......................................           3,383              5,159
   Directors' fees......................................           4,187              4,227
   Other................................................              71                226

                                   Total Gross Expenses           65,911             59,863
Less: Management and investment
   advisory fees waived.................................         --                   7,025

                                      Total Net Expenses          65,911             52,838

                 Net Investment Income (Operating Loss)              235            (30,012)

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................       1,173,237            869,398
   Foreign currency transactions........................         --                 --
   Other investment companies...........................         --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................       1,627,331          1,800,706
   Translation of assets and liabilities in
     foreign currencies.................................         --                 --

                    Net Realized and Unrealized Gain on
                     Investments and Foreign Currencies        2,800,568          2,670,104

                 Net Increase in Net Assets Resulting
                                        from Operations       $2,800,803         $2,640,092


(a)  Period from April 15, 1999 (date  operations  commenced)  through  June 30,
     1999.
(b)  Period from April 22, 1999 (date  operations  commenced)  through  June 30,
     1999.


Six Months Ended June 30, 1999, Except as Noted

STATEMENTS OF OPERATIONS (Continued)
(unaudited)

                                                               SmallCap          Stock Index
                                                                 Value               500             Utilities
                                                                Account           Account(a)          Account
Net Investment Income
Income:
   Dividends............................................       $   63,479        $  29,618           $  317,354
   Interest.............................................            9,921           20,741               26,234

                                           Total Income            73,400           50,359              343,588

Expenses:
   Management and investment
     advisory fees (Note 3).............................           40,758            7,851               63,685
   Custodian fees.......................................            7,231            5,455                2,110
   Directors' fees......................................            4,158              736                4,158
   Other................................................               71                4                   54

                                   Total Gross Expenses            52,218           14,046               70,007
Less: Management and investment
   advisory fees waived.................................            9,506            5,016              --

                                     Total Net Expenses            42,712            9,030               70,007

                                  Net Investment Income            30,688           41,329              273,581

Net Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss) from investment transactions...         (193,824)           4,720              102,151
Change in unrealized appreciation/depreciation of
   Investments .........................................          924,641          193,563              868,291
   Futures Contracts (Note 7)...........................           --               31,604              --

                            Net Realized and Unrealized
                                    Gain on Investments           730,818          229,887              970,442

                   Net Increase in Net Assets Resulting
                                        from Operations        $  761,506        $ 271,216           $1,244,023


(a) Period  from April 22, 1999 (date  operations  commenced)  through  June 30,
    1999.


STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)

                                                                      Aggressive Growth                       Asset Allocation
                                                                           Account                                 Account

                                                                 Six Months         Year                 Six Months       Year
                                                                    Ended           Ended                   Ended         Ended
                                                                  June 30,       December 31,             June 30,     December 31,
                                                                    1999            1998                    1999            1998
Operations
Net investment income (operating loss).................         $    (93,327)    $    416,093          $   985,468     $ 2,045,074
Net realized gain from investment transactions.........           14,079,764        8,924,147            5,182,151       2,109,740
Change in unrealized appreciation/depreciation
   of investments......................................           23,105,442       21,906,942              784,739       2,810,389

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations           37,091,879       31,247,182            6,952,358       6,965,203

Dividends and Distributions to Shareholders
From net investment income.............................              --              (414,827)             --           (2,028,007)
From net realized gain on investments..................             (890,541)     (10,737,997)            (409,809)     (2,641,599)
Excess distribution from net realized gain on
   investments.........................................              --              --                    --              --

                      Total Dividends and Distributions             (890,541)     (11,152,824)            (409,809)     (4,669,606)

Capital Share Transactions (Note 5)
Shares sold............................................           40,137,181       72,833,445            4,387,623      14,893,506
Shares issued in reinvestment of dividends
   and distributions...................................              890,541       11,077,348              319,562       3,422,465
Shares redeemed........................................           (9,157,256)     (29,129,088)          (7,301,961)    (13,326,727)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           31,870,466       54,781,705           (2,594,776)      4,989,244

                                        Total Increase            68,071,804       74,876,063            3,947,773       7,284,841

Net Assets
Beginning of period....................................          224,058,066      149,182,003           84,089,285      76,804,444

End of period (including undistributed net
   investment income as set forth below)...............         $292,129,870     $224,058,066          $88,037,058     $84,089,285

Undistributed Net Investment Income     ...............         $     --         $     11,545          $ 1,028,843     $    43,376



                                                                           Balanced                     Blue Chip
                                                                            Account                      Account

                                                                 Six Months        Year                  Period
                                                                    Ended          Ended                  Ended
                                                                   June 30,      December 31,            June 30,
                                                                      1999           1998                 1999(a)
Operations
Net investment income (operating loss).................         $  3,419,297      $ 5,571,969          $   15,948
Net realized gain from investment transactions.........            3,865,560        6,127,300               8,963
Change in unrealized appreciation/depreciation
   of investments......................................            5,243,921        6,919,746             177,992

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations           12,528,778       18,619,015             202,903

Dividends and Distributions to Shareholders
From net investment income.............................             (102,690)      (5,549,524)             --
From net realized gain on investments..................           (1,722,225)      (6,200,923)             --
Excess distribution from net realized gain on
   investments.........................................              --              --                    --

                      Total Dividends and Distributions           (1,824,915)     (11,750,447)             --

Capital Share Transactions (Note 5)
Shares sold............................................           21,985,426       58,745,324           5,083,279
Shares issued in reinvestment of dividends
   and distributions...................................            1,823,946       11,678,013              --
Shares redeemed........................................           (8,181,360)     (12,515,718)             --

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           15,628,012       57,907,619           5,083,279

                                        Total Increase            26,331,875       64,776,187           5,286,182

Net Assets
Beginning of period....................................          198,603,294      133,827,107              --

End of period (including undistributed net
   investment income as set forth below)...............         $224,935,169     $198,603,294          $5,286,182

Undistributed Net Investment Income     ...............         $  3,389,173     $     72,566          $   15,948


                                                                             Bond
                                                                            Account

                                                                  Six Months        Year
                                                                     Ended          Ended
                                                                    June 30,     December 31,
                                                                       1999           1998
Operations
Net investment income (operating loss).................         $  4,046,512     $  6,310,353
Net realized gain from investment transactions.........              225,134          171,543
Change in unrealized appreciation/depreciation
   of investments......................................           (7,518,855)         665,410

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations           (3,247,209)       7,147,306

Dividends and Distributions to Shareholders
From net investment income.............................             (131,590)      (6,229,921)
From net realized gain on investments..................              --              --
Excess distribution from net realized gain on
   investments.........................................              --               (64,690)

                      Total Dividends and Distributions             (131,590)      (6,294,611)

Capital Share Transactions (Note 5)
Shares sold............................................           15,227,203       43,746,705
Shares issued in reinvestment of dividends
   and distributions...................................              131,590        6,235,729
Shares redeemed........................................           (6,908,685)     (10,783,022)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions            8,450,108       39,199,412

                                        Total Increase             5,071,309       40,052,107

Net Assets
Beginning of period....................................          121,972,775       81,920,668

End of period (including undistributed net
   investment income as set forth below)...............         $127,044,084     $121,972,775

Undistributed Net Investment Income     ...............         $  4,047,386         $132,464


(a) Period  from April 15, 1999 (date  operations  commenced)  through  June 30,
1999.



STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                        Capital Value                      Government Securities
                                                                           Account                                Account

                                                                 Six Months         Year                Six Months         Year
                                                                    Ended           Ended                  Ended           Ended
                                                                  June 30,       December 31,            June 30,      December 31,
                                                                    1999            1998                   1999            1998
Operations
Net investment income..................................         $  3,976,956     $  6,985,872         $  4,353,194     $  7,217,758
Net realized gain (loss) from investment and
   foreign currency transactions.......................           27,723,817       16,930,138              (17,344)         (13,992)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................           (3,975,370)      17,291,388           (5,993,904)       2,037,737
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           27,725,403       41,207,398           (1,658,054)       9,241,503

Dividends and Distributions to Shareholders
From net investment income.............................             (139,337)      (6,911,025)            (155,338)      (7,115,164)
From net realized gain on investments and foreign
   currency transactions...............................           (4,674,667)     (13,164,503)             --               --
                      Total Dividends and Distributions           (4,814,004)     (20,075,528)            (155,338)      (7,115,164)

Capital Share Transactions (Note 5)
Shares sold............................................           28,525,127       79,577,822           15,807,548       46,958,873
Shares issued in reinvestment of dividends
   and distributions...................................            4,794,918       19,989,935              155,338        7,060,788
Shares redeemed........................................          (11,606,250)     (20,207,043)         (12,163,766)      (9,151,234)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           21,713,795       79,360,714            3,799,120       44,868,427
                             Total Increase (Decrease)            44,625,194      100,492,584            1,985,728       46,994,766

Net Assets
Beginning of period....................................          385,723,793      285,231,209          141,317,226       94,322,460
End of period (including undistributed net
   investment income as set forth below)...............         $430,348,987     $385,723,793         $143,302,954     $141,317,226

Undistributed Net Investment Income     ...............         $  3,989,124     $    151,505         $  4,354,056     $    156,200




                                                                          Growth                              High Yield
                                                                          Account                               Account

                                                                 Six Months        Year               Six Months          Year
                                                                    Ended          Ended                 Ended            Ended
                                                                  June 30,       December 31,           June 30,       December 31,
                                                                    1999           1998                  1999             1998
Operations
Net investment income..................................         $  1,120,350     $  2,637,397         $   599,380      $ 1,269,488
Net realized gain (loss) from investment and
   foreign currency transactions.......................            4,971,004        3,840,296            (317,111)        (124,849)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................           22,166,764       33,717,501            (225,442)      (1,237,225)
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           28,258,118       40,195,194              56,827          (92,586)

Dividends and Distributions to Shareholders
From net investment income.............................             --             (2,591,736)            --            (1,258,071)
From net realized gain on investments and foreign
   currency transactions...............................           (1,365,000)      (2,466,719)            --               --
                      Total Dividends and Distributions           (1,365,000)      (5,058,455)            --            (1,258,071)

Capital Share Transactions (Note 5)
Shares sold............................................           38,780,225       62,174,313              36,485          538,125
Shares issued in reinvestment of dividends
   and distributions...................................            1,356,515        5,025,050             --             1,258,071
Shares redeemed........................................           (4,225,422)     (10,668,882)           (213,061)      (2,239,690)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           35,911,318       56,530,481            (176,576)        (443,494)
                             Total Increase (Decrease)            62,804,436       91,667,220            (119,749)      (1,794,151)

Net Assets
Beginning of period....................................          259,827,613      168,160,393          14,042,632       15,836,783
End of period (including undistributed net
   investment income as set forth below)...............         $322,632,049     $259,827,613         $13,922,883      $14,042,632

Undistributed Net Investment Income     ...............         $  1,166,012     $     45,662         $   624,090      $    24,710




                                                                      International
                                                                          Account

                                                                  Six Months        Year
                                                                     Ended          Ended
                                                                   June 30,      December 31,
                                                                     1999           1998
Operations
Net investment income..................................         $  2,314,040     $  2,562,111
Net realized gain (loss) from investment and
   foreign currency transactions.......................            9,964,539        8,234,283
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................           (4,714,654)       1,259,587
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations            7,563,925       12,055,981

Dividends and Distributions to Shareholders
From net investment income.............................             --             (2,463,498)
From net realized gain on investments and foreign
   currency transactions...............................           (2,086,113)      (5,106,126)
                      Total Dividends and Distributions           (2,086,113)      (7,569,624)

Capital Share Transactions (Note 5)
Shares sold............................................            9,100,838       27,355,505
Shares issued in reinvestment of dividends
   and distributions...................................            2,069,440        7,505,035
Shares redeemed........................................           (5,979,020)     (11,047,756)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions            5,191,258       23,812,784
                             Total Increase (Decrease)            10,669,070       28,299,141

Net Assets
Beginning of period....................................          153,587,915      125,288,774
End of period (including undistributed net
   investment income as set forth below)...............         $164,256,985     $153,587,915

Undistributed Net Investment Income     ...............         $  2,287,898     $     98,613




STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                   International SmallCap                      LargeCap Growth
                                                                           Account                                 Account

                                                                  Six Months        Period                         Period
                                                                     Ended           Ended                          Ended
                                                                   June 30,       December 31,                     June 30,
                                                                     1999           1998(a)                        1999(b)
Operations
Net investment income (operating loss).................           $    51,881     $    37,054                    $    1,842
Net realized gain (loss) from investment and
   foreign currency transactions.......................              (266,046)       (321,166)                      (48,861)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................             2,918,343        (742,709)                      320,152
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations             2,704,178      (1,026,821)                      273,133

Dividends and Distributions to Shareholders
From net investment income.............................              --               (35,645)                      --
From net realized gain on investments and foreign
   currency transactions...............................              --              --                             --
                      Total Dividends and Distributions              --               (35,645)                      --

Capital Share Transactions (Note 5)
Shares sold............................................             2,730,385      14,424,171                     5,034,161
Shares issued in reinvestment of dividends
   and distributions...................................              --                10,645                       --
Shares redeemed........................................              (294,105)       (297,198)                      --
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions             2,436,280      14,137,618                     5,034,161
                                         Total Increase             5,140,458      13,075,152                     5,307,294
Net Assets
Beginning of period....................................            13,075,152        --                             --
End of period (including undistributed net
   investment income as set forth below)...............           $18,215,610     $13,075,152                    $5,307,294

Undistributed Net Investment Income     ...............           $    50,671     $     1,409                    $    1,842



                                                                         MicroCap                              MidCap
                                                                          Account                              Account

                                                                  Six Months       Period             Six Months         Year
                                                                    Ended          Ended                Ended            Ended
                                                                   June 30,      December 31,          June 30,       December 31,
                                                                    1999          1998(c)               1999             1998
Operations
Net investment income (operating loss).................           $    6,555     $   23,660          $    527,399     $  1,551,489
Net realized gain (loss) from investment and
   foreign currency transactions.......................             (379,406)      (282,071)            8,816,449       19,861,967
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................            1,133,923       (739,663)            3,132,430      (14,225,511)
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations              761,072       (998,074)           12,476,278        7,187,945

Dividends and Distributions to Shareholders
From net investment income.............................              --             (23,406)             --             (1,523,502)
From net realized gain on investments and foreign
   currency transactions...............................              --             --                 (5,550,243)     (14,343,647)
                      Total Dividends and Distributions              --             (23,406)           (5,550,243)     (15,867,149)

Capital Share Transactions (Note 5)
Shares sold............................................              613,496      6,619,971             8,772,073       42,184,795
Shares issued in reinvestment of dividends
   and distributions...................................              --               5,406             5,522,588       15,782,083
Shares redeemed........................................             (124,941)      (220,298)          (17,506,008)     (14,447,105)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions              488,555      6,405,079            (3,211,347)      43,519,773
                                         Total Increase            1,249,627      5,383,599             3,714,688       34,840,569
Net Assets
Beginning of period....................................            5,383,599        --                259,470,208      224,629,639
End of period (including undistributed net
   investment income as set forth below)...............           $6,633,226     $5,383,599          $263,184,896     $259,470,208

Undistributed Net Investment Income     ...............           $    6,809     $      254          $    581,838     $     54,439



                                                                         MidCap Growth
                                                                            Account

                                                                   Six Months       Period
                                                                     Ended           Ended
                                                                    June 30,      December 31,
                                                                      1999          1998(d)
Operations
Net investment income (operating loss).................           $    10,694      $  (2,778)
Net realized gain (loss) from investment and
   foreign currency transactions.......................               181,473        (734,101)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................               282,579         869,218
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations               474,746         132,339

Dividends and Distributions to Shareholders
From net investment income.............................               --              --
From net realized gain on investments and foreign
   currency transactions...............................               --              --
                      Total Dividends and Distributions               --              --

Capital Share Transactions (Note 5)
Shares sold............................................             2,287,547       8,559,386
Shares issued in reinvestment of dividends
   and distributions...................................               --              --
Shares redeemed........................................              (335,407)       (158,214)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions             1,952,140       8,401,172
                                         Total Increase             2,426,886       8,533,511
Net Assets
Beginning of period....................................             8,533,511         --
End of period (including undistributed net
   investment income as set forth below)...............           $10,960,397      $8,533,511

Undistributed Net Investment Income     ...............           $     2,159      $  --


(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(b)  Period from April 15, 1999 (date  operations  commenced)  through  June 30,
     1999.
(c) Period from April 9, 1998 (date operations commenced) through December 31, 1998.
(d) Period from April 23, 1998 (date operations commenced) through December 31, 1998.


STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                            MidCap Value                     Money Market
                                                              Account                          Account

                                                              Period                 Six Months         Year
                                                               Ended                    Ended           Ended
                                                             June 30,                 June 30,      December 31,
                                                              1999(a)                   1999            1998
Operations
Net investment income..................................     $    5,224               $ 1,719,014      $ 3,100,805
Net realized gain (loss) from investment and
   foreign currency transactions.......................         54,363                   --              --
Change in unrealized appreciation/depreciation
   of investments .....................................        210,006                   --              --
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations        269,593                 1,719,014        3,100,805

Dividends to Shareholders from Net Investment Income...        --                     (1,719,014)      (3,100,805)

Capital Share Transactions (Note 5)
Shares sold............................................      5,027,587                44,256,984      130,878,349
Shares issued in reinvestment of dividends
   and distributions...................................        --                      1,716,220        3,052,413
Shares redeemed........................................        --                    (49,653,888)     (97,982,858)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions      5,027,587                (3,680,684)      35,947,904
                             Total Increase (Decrease)       5,297,180                (3,680,684)      35,947,904
Net Assets
Beginning of period....................................        --                     83,262,822       47,314,918
End of period (including undistributed net
   investment income as set forth below)...............     $5,297,180               $79,582,138      $83,262,822

Undistributed Net Investment Income     ...............     $    5,224               $     --         $    --


                                                                    Real Estate                              SmallCap
                                                                     Account                                 Account

                                                            Six Months       Period                Six Months         Period
                                                               Ended          Ended                   Ended            Ended
                                                             June 30,       December 31,             June 30,       December 31,
                                                               1999          1998(b)                  1999            1998(c)
Operations
Net investment income..................................     $   282,152     $   386,777            $       235      $     1,616
Net realized gain (loss) from investment and
   foreign currency transactions.......................        (475,402)       (171,901)             1,173,237          (71,160)
Change in unrealized appreciation/depreciation
   of investments .....................................         665,614        (857,850)             1,627,331       (1,593,746)
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations         472,364        (642,974)             2,800,803       (1,663,290)

Dividends to Shareholders from Net Investment Income...         (46,580)       (340,132)                  (463)          (1,161)

Capital Share Transactions (Note 5)
Shares sold............................................         690,474      11,895,162              3,475,118       13,867,996
Shares issued in reinvestment of dividends
   and distributions...................................           8,180          54,131                    163              362
Shares redeemed........................................        (165,170)        (57,431)              (298,353)        (109,602)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions         533,484      11,891,862              3,176,928       13,758,756
                             Total Increase (Decrease)          959,268      10,908,756              5,977,268       12,094,305
Net Assets
Beginning of period....................................      10,908,756         --                  12,094,305          --
End of period (including undistributed net
   investment income as set forth below)...............     $11,868,024     $10,908,756            $18,071,573      $12,094,305

Undistributed Net Investment Income     ...............     $   282,217     $    46,645            $       227      $       455


(a)  Period from April 22, 1999 (date  operations  commenced)  through  June 30,
     1999.
(b) Period from April 23, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 9, 1998 (date operations commenced) through December 31, 1998.


STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                       SmallCap Growth                         SmallCap Value
                                                                           Account                                 Account

                                                                 Six Months       Period                 Six Months       Period
                                                                    Ended          Ended                    Ended          Ended
                                                                  June 30,     December 31,               June 30,     December 31,
                                                                    1999          1998(a)                   1999          1998(b)
Operations
Net investment income (operating loss).................          $   (30,012)   $  (30,249)              $   30,688     $   29,302
Net realized gain (loss) from investment and
   foreign currency transactions.......................              869,398      (739,178)                (193,823)      (499,000)
Change in unrealized appreciation/depreciation of
   investments.........................................            1,800,706     1,311,277                  924,641       (313,166)
   future contracts....................................               --            --                       --            --
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations            2,640,092       541,850                  761,506       (782,864)

Dividends to Shareholders from Net Investment Income...               --            --                       (1,815)       (27,033)

Capital Share Transactions (Note 5)
Shares sold............................................            2,711,193     8,080,818                1,370,355      7,875,091
Shares issued in reinvestment of dividends
   and distributions...................................               --            --                          765         10,433
Shares redeemed........................................             (336,077)     (160,040)                (163,907)      (180,241)
                        Net Increase in Net Assets from
                             Capital Share Transactions            2,375,116     7,920,778                1,207,213      7,705,283
                                        Total Increase             5,015,208     8,462,628                1,966,904      6,895,386
Net Assets
Beginning of period....................................            8,462,628        --                    6,895,386        --
End of period (including undistributed net
   investment income as set forth below)...............          $13,477,836    $8,462,628               $8,862,290     $6,895,386

Undistributed Net Investment Income....................          $     --       $    --                  $   31,142     $    2,269


                                                                 Stock Index 500                          Utilities
                                                                   Account                                 Account

                                                                   Period                        Six Months        Period
                                                                    Ended                           Ended           Ended
                                                                  June 30,                        June 30,      December 31,
                                                                   1999(c)                          1999           1998(a)
Operations
Net investment income (operating loss).................          $    41,329                     $   273,581     $   289,426
Net realized gain (loss) from investment and
   foreign currency transactions.......................                4,720                         102,151         (15,441)
Change in unrealized appreciation/depreciation of
   investments.........................................              193,563                         868,291       1,578,176
   future contracts....................................               31,604                          --             --
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations              271,216                       1,244,023       1,852,161

Dividends to Shareholders from Net Investment Income...              --                               --            (284,024)

Capital Share Transactions (Note 5)
Shares sold............................................           15,237,415                       6,528,044      17,143,864
Shares issued in reinvestment of dividends
   and distributions...................................              --                               --             108,024
Shares redeemed........................................               (4,193)                       (389,016)       (521,951)
                        Net Increase in Net Assets from
                             Capital Share Transactions           15,233,222                       6,139,028      16,729,937
                                        Total Increase            15,504,438                       7,383,051      18,298,074
Net Assets
Beginning of period....................................              --                           18,298,074         --
End of period (including undistributed net
   investment income as set forth below)...............          $15,504,438                     $25,681,125     $18,298,074

Undistributed Net Investment Income     ...............          $    41,329                     $   278,983     $     5,402


(a) Period from April 2, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(c)  Period from April 22, 1999 (date  operations  commenced)  through  June 30,
     1999.

NOTES TO FINANCIAL STATEMENTS
(unaudited)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

     Aggressive Growth Account
     Asset Allocation Account
     Balanced Account
     Blue Chip Account
     Bond Account
     Capital Value Account
     Government Securities Account
     Growth Account
     High Yield Account
     International Account
     International SmallCap Account
     LargeCap Growth Account
     MicroCap Account
     MidCap Account
     MidCap Growth Account
     MidCap Value Account
     Money Market Account
     Real Estate Account
     SmallCap Account
     SmallCap Growth Account
     SmallCap Value Account
     Stock Index 500 Account
     Utilities Account


Note 1 -- Significant Accounting Policies

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of 23 accounts (Aggressive Growth Account, Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Government Securities Account, Growth Account, High Yield Account, International Account, International SmallCap Account, LargeCap Growth Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, Stock Index 500 Account and Utilities Account) (known as the "Accounts").

During April 1999, Principal Life Insurance Company (See Note 3) made initial purchases of Capital Shares of four new accounts as follows:

       Date                                                        Capital
    Operations                                                     Shares
    Commenced                        Account Name                 Purchased

  April 15, 1999               Blue Chip Account                    500,000
  April 15, 1999               LargeCap Growth Account              500,000
  April 22, 1999               MidCap Value Account                 500,000
  April 22, 1999               Stock Index 500 Account            1,000,000

The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders do not have access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International and International SmallCap Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

With respect to the International and International SmallCap Accounts, the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

With respect to the International and International SmallCap Accounts, reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Reclassifications made for the High Yield Account, the International Account and the SmallCap Growth Account for the period ended December 31, 1998 aggregated $66,211, $61,967 and $30,249, respectively. Other reclassifications made for the period ended December 31, 1998 were not material.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rate used in this calculation for the Accounts is as follows:


                                              Net Assets Value of Accounts
                                                      (in millions)
                                        ----------------------------------------
                                        First    Next     Next     Next    Over
                                        $100     $100     $100     $100    $400
                                        -----    -----    -----    -----   -----
    Aggressive Growth Account            .80%     .75%     .70%     .65%    .60%
    Asset Allocation Account             .80      .75      .70      .65     .60
    Balanced Account                     .60      .55      .50      .45     .40
    Bond Account                         .50      .45      .40      .35     .30
    Capital Value Account                .50      .45      .40      .35     .30
    Government Securities Account        .50      .45      .40      .35     .30
    Growth Account                       .50      .45      .40      .35     .30
    High Yield Account                   .60      .55      .50      .45     .40
    International Account                .75      .70      .65      .60     .55
    International SmallCap Account      1.20     1.15     1.10     1.05    1.00
    MicroCap Account                    1.00      .95      .90      .85     .80
    MidCap Account                       .65      .60      .55      .50     .45
    MidCap Growth Account                .90      .85      .80      .75     .70
    Money Market Account                 .50      .45      .40      .35     .30
    Real Estate Account                  .90      .85      .80      .75     .70
    SmallCap Account                     .85      .80      .75      .70     .65
    SmallCap Growth Account             1.00      .95      .90      .85     .80
    SmallCap Value Account              1.10     1.05     1.00      .95     .90
    Utilities Account                    .60      .55      .50      .45     .40


                                            Net Assets Value of Accounts
                                                    (in millions)
                                       -----------------------------------------
                                       First    Next     Next     Next      Over
                                       $250     $250     $250     $250    $1,000
                                       -----    -----    -----    -----   ------
    Blue Chip Account                   .60%     .55%     .50%     .45%     .40%
    LargeCap Growth Account            1.10     1.05     1.00      .95      .90
    MidCap Value Account               1.05     1.00      .95      .90      .85

                                                     Overall Fee
                                                     -----------
    Stock Index 500 Account                             .35%

The Manager voluntarily waives a portion of its fee for LargeCap Growth Account, MicroCap Account, MidCap Growth Account, MidCap Value Account, SmallCap Growth Account, SmallCap Value Account and Stock Index 500 Account. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the reporting period. The amount waived and the operating expense limit, which was maintained at or below that shown, are as follows:

                                                       Amount Waived
                                                       -------------
                                         Periods Ended                 Expense
                                         June 30, 1999                  Limit
                                         -------------                 -------
     LargeCapGrowth Account               $     858                    1.20%
     MicroCap Account                         9,530                     1.06
     MidCap Growth Account                   11,073                      .96
     MidCap Value Account                       396                     1.20
     SmallCap Growth Account                  7,025                     1.06
     SmallCap Value Account                   9,506                     1.16
     Stock Index 500 Account                  5,016                      .40

The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by the accounts through December 31, 1999.

No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following accounts:

                                        Periods Ended          Periods Ended
                                        June 30, 1999        December 31, 1998
                                        -------------        -----------------
     Aggressive Growth Account             $49,151               $64,877
     Asset Allocation Account               12,653                23,297
     Balanced Account                        4,795                 8,115
     Blue Chip Account                       4,845                   N/A
     Capital Value Account                  22,229                 8,995
     Growth Account                         20,123                14,714
     International Account                  47,179                52,568
     International SmallCap Account         14,237                 7,121
     LargeCap Growth Account                   179                   N/A
     MicroCap Account                        1,860                 3,594
     MidCap Account                          7,907                 3,928
     MidCap Growth Account                   1,539                 4,141
     MidCap Value Account                    5,816                   N/A
     Real Estate Account                     5,215                 6,955
     SmallCap Account                        1,160                   640
     SmallCap Growth Account                   510                   325
     SmallCap Value Account                    366                   158
     Stock Index 500 Account                    23                   N/A
     Utilities Account                       1,570                   N/A

All of the shares of the Fund are owned by Principal Life Insurance Company and/or one or more Separate Accounts sponsored by Principal Life Insurance Company.

Note 4 -- Investment Transactions

For the periods ended June 30, 1999, the cost of investment securities purchased
and  proceeds  from  investment   securities  sold  (not  including   short-term
investments and U.S. government securities) by the Accounts were as follows:

                                       Purchases         Sales
                                      ------------   ------------
   Aggressive Growth Account          $168,715,099   $143,946,779
   Asset Allocation Account             43,596,206     46,069,732
   Balanced Account                     38,510,790     21,430,191
   Blue Chip Account                     5,103,187         93,704
   Bond Account                         44,458,406     31,272,124
   Capital Value Account                86,630,192     65,911,613
   Government Securities Account        13,822,303      7,605,072
   Growth Account                       57,246,475     23,957,165
   High Yield Account                    6,460,515      6,248,384
   International Account                53,255,975     51,163,084
   International SmallCap Account       16,013,830     13,922,631
   LargeCap Growth Account               4,607,102         79,631
   MicroCap Account                      2,688,023       1,647486
   MidCap Account                       46,340,410     46,279,302
   MidCap Growth Account                 5,377,271      3,286,478
   MidCap Value Account                  5,714,650        826,503
   Real Estate Account                   4,505,297      3,978,542
   SmallCap Account                      8,611,381      5,134,402
   SmallCap Growth Account               9,131,311      6,403,426
   SmallCap Value Account                4,648,820      3,428,372
   Stock Index 500 Account              14,188,950         90,071
   Utilities Account                     7,802,234      2,252,162

At June 30, 1999, net unrealized appreciation (depreciation) of investments by the Accounts was composed of the following:

                                                                                   Net Unrealized
                                                Gross Unrealized                    Appreciation
                                                                                   (Depreciation)
                                         Appreciation      (Depreciation)          of Investments
                                         ------------      --------------          --------------
   Aggressive Growth Account             $ 66,748,460      $ (2,604,067)            $64,144,393
   Asset Allocation Account                12,094,763        (2,447,214)              9,647,549
   Balanced Account                        32,994,503        (7,206,115)             25,788,388
   Blue Chip Account                          286,606          (108,614)                177,992
   Bond Account                               716,316        (3,891,382)             (3,175,066)
   Capital Value Account                  100,523,680       (12,275,076)             88,248,604
   Government Securities Account            1,773,787        (2,011,676)               (237,889)
   Growth Account                         104,380,498        (7,660,531)             96,719,967
   High Yield Account                         202,108        (1,230,361)             (1,028,253)
   International Account                   24,278,491       (12,924,200)             11,354,291
   International SmallCap Account           3,335,933        (1,158,623)              2,177,310
   LargeCap Growth Account                    383,253           (63,101)                320,152
   MicroCap Account                         1,101,469          (707,209)                394,260
   MidCap Account                          68,836,918       (22,071,860)             46,765,058
   MidCap Growth Account                    1,673,570          (521,773)              1,151,797
   MidCap Value Account                       357,358          (147,352)                210,006
   Real Estate Account                        440,814          (633,050)               (192,236)
   SmallCap Account                         2,423,388        (2,389,803)                 33,585
   SmallCap Growth Account                  3,619,918          (507,935)              3,111,983
   SmallCap Value Account                   1,194,788          (583,313)                611,475
   Stock Index 500 Account                    644,732          (419,565)                225,167
   Utilities Account                        3,328,618          (882,151)              2,446,467

The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 1999, the Government Securities Account had a TBA purchase commitment involving a security with a face amount of $2,000,000, cost of $1,851,250 and market value of $1,873,750. The account has set aside investment securities and other assets in excess of the commitment to serve as collateral.

At June 30, 1999, the Accounts held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.

                                                                                                          Value at     Value as a
                                                                                 Date of                  June 30,     Percentage
                                        Security Description                   Acquisition      Cost        1999      of Net Assets
                           ------------------------------------------          -----------  ----------  -----------   -------------
   Asset Allocation        AESOP Funding II LLC,
     Account                 Collateralized Mortgage Obligation                   5/5/98    $  503,008  $   502,830       0.57%
                           DSM NV Notes                                           5/6/99       198,894      197,320       0.22
                           Israel Electric Corp. Senior Notes                   12/11/96       249,525      237,914       0.27
                           Liberty Mutual Surplus Notes                          4/29/98       275,913      260,152       0.30
                           Monsanto Co. Notes                                    12/4/98       249,338      235,668       0.27
                           Oil Enterprises Ltd. Global Bonds                     6/24/98       231,400      220,108       0.25
                           Prudential Insurance Co. Senior Notes                 7/16/98       298,674      287,324       0.33
                           Wellsford Real Properties, Inc.                        6/2/97        80,102       83,603       0.09

                                                                                                          2,024,919       2.30

   Bond Account            AES Ironwood LLC Senior Secured Bonds                 6/18/99     3,000,000    3,013,170       2.37
                           CE Generation LLC Senior Secured Notes                2/24/99     1,000,000      968,930       0.76
                           Equistar Chemicals LP Senior Notes                    6/25/99     2,517,625    2,526,768       1.99
                           International Game Technology Senior Notes            5/11/99     1,979,480    1,962,500       1.54
                           John Hancock Mutual Life Insurance Co.
                             Surplus Notes                                        1/8/97       958,440      989,812       0.78
                           Lear Corp.  Senior Notes                              5/14/99       989,850      975,283       0.77
                           Orix Credit Alliance Short-Term Notes                 2/26/99     3,000,000    2,971,551       2.34
                           Raytheon Co. Notes                                    12/9/98     1,991,740    1,801,276       1.42
                                                                                 1/15/99     1,002,710      900,638       0.71

                                                                                                         16,109,928      12.68

   High Yield Account      California Steel Industries, Inc.
                             Senior Subordinated Notes                           3/30/99       125,000      121,719       0.87
                           Charter Communications Holdings LLC
                             Senior Notes                                        3/12/99       498,665      478,750       3.44
                           Echostar DBS Corp. Senior Notes                       1/19/99       500,000      508,750       3.65
                           Equistar Chemicals LP Senior Notes                     2/9/99       499,960      505,353       3.63
                           Integrated Electrical Services Senior
                             Subordinated Notes                                  1/25/99       124,000      123,125       0.89
                                                                                  3/3/99       376,406      369,375       2.65
                           International Game Technology Senior Notes            5/11/99       297,159      294,750       2.12
                           Lear Corp. Senior Notes                               6/18/99       240,205      240,736       1.73
                           Mercury Financial Services Corp. Senior Notes         4/30/99       288,000      285,000       2.05
                           Vail Resorts, Inc. Senior Subordinated Notes           5/6/99       300,000      291,750       2.10
                           York Power Funding Ltd. Senior Secured Bonds          7/31/98       100,000      101,500       0.73

                                                                                                          3,320,808      23.86

   International SmallCap  Neopost SA                                            2/23/99        74,736      105,577       0.58
     Account                                                                     3/31/99        37,197       53,368       0.29
                                                                                  5/4/99        23,982       27,380       0.15
                                                                                 6/04/99        48,986       53,369       0.29

                                                                                                            239,694       1.31

The Accounts' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.


Note 5 -- Capital Share Transactions


Transactions in Capital Shares by account were as follows:

                                                      Aggressive         Asset Allocation          Balanced              Blue Chip
                                                    Growth Account            Account               Account               Account
                                                    --------------       ----------------         ----------             ---------
  Periods Ended June 30, 1999:
  Shares sold...................................      2,059,130               345,265             1,343,865               508,287
  Shares issued in reinvestment of
   dividends and distributions..................         45,951                25,565               114,498                  --
  Shares redeemed...............................       (483,625)             (571,300)             (493,779)                 --
                         Net Increase (Decrease)      1,621,456              (200,470)              964,584               508,287


  Year Ended December 31, 1998:
  Shares sold...................................      4,174,437             1,198,581             3,640,419                 N/A
  Shares issued in reinvestment of
   dividends and distributions..................        633,179               283,810               732,853                 N/A
  Shares redeemed...............................     (1,736,629)           (1,080,275)             (780,615)                N/A
                                    Net Increase      3,070,987               402,116             3,592,657


                                                         Bond                 Capital             Government              Growth
                                                        Account            Value Account       Securities Account         Account
                                                      ----------           -------------       ------------------       ----------
  Period Ended June 30, 1999:
  Shares sold...................................      1,274,947               754,426             1,441,358             1,828,440
  Shares issued in reinvestment of
   dividends and distributions..................         10,920               132,603                14,096                65,061
  Shares redeemed...............................       (578,939)             (307,126)            (1,108,353)             (198,289)
                                   Net Increase         706,928               579,903               347,101             1,695,212


  Year Ended December 31, 1998:
  Shares sold...................................      3,555,266             2,141,605             4,214,130             3,240,321
  Shares issued in reinvestment of
   dividends and distributions..................        520,091               547,565               643,690               253,331
  Shares redeemed...............................       (885,965)             (558,554)             (820,547)             (562,472)
                                    Net Increase      3,189,392             2,130,616             4,037,273             2,931,180


                                                      High Yield           International           International         LargeCap
                                                       Account                Account             SmallCap Account    Growth Account
                                                      ----------           -------------          ----------------    --------------
  Periods Ended June 30, 1999:
  Shares sold...................................          4,543               615,887               277,635               503,238
  Shares issued in reinvestment of
   dividends and distributions..................          --                  140,206                 --                    --
  Shares redeemed...............................        (26,444)             (405,510)              (29,697)                --
                         Net Increase (Decrease)        (21,901)              350,583               247,938               503,238


  Periods Ended December 31, 1998:
  Shares sold...................................         59,266             1,812,604             1,487,078                 N/A
  Shares issued in reinvestment of
   dividends and distributions..................        155,723               526,699                 1,240                 N/A
  Shares redeemed...............................       (251,388)             (770,282)              (35,567)                N/A
                         Net Increase (Decrease)        (36,399)            1,569,021             1,452,751


                                                       MicroCap               MidCap                 MidCap             MidCap Value
                                                        Account               Account             Growth Account           Account
                                                       ---------            ----------            --------------        ------------
  Periods Ended June 30, 1999:
  Shares sold...................................         75,713               261,616               244,765             5,027,587
  Shares issued in reinvestment of
    dividends and distributions.................          --                  167,402                 --                    --
  Shares redeemed...............................        (15,744)             (525,317)              (35,974)                --
                         Net Increase (Decrease)         59,969               (96,299)              208,791             5,027,587


  Periods Ended December 31, 1998:
  Shares sold...................................        685,987             1,146,275               902,426                 N/A
  Shares issued in reinvestment of
   dividends and distributions..................            685               488,971                 --                    N/A
  Shares redeemed...............................         (28,122)            (419,667)               (18,501)               N/A
                                    Net Increase        658,550             1,215,579               883,925



                                                         Money              Real Estate            SmallCap              SmallCap
                                                     Market Account           Account               Account           Growth Account
                                                     --------------        -------------          ----------          --------------
  Period Ended June 30, 1999:
  Shares sold...................................      44,256,984              76,600                 413,922            245,568
  Shares issued in reinvestment of
   dividends and distributions..................       1,716,220                 937                      20               --
  Shares redeemed...............................     (49,653,888)            (18,231)                (35,341)           (29,796)
                         Net Increase (Decrease)      (3,680,684)             59,306                 378,601            215,772


  Periods Ended December 31, 1998:
  Shares sold...................................     130,878,349           1,203,458               1,487,369            856,088
  Shares issued in reinvestment of
   dividends and distributions..................       3,052,413               6,110                      46                --
  Shares redeemed...............................     (97,982,858)             (6,214)                (14,091)           (18,461)
                                    Net Increase      35,947,904           1,203,354               1,473,324            837,627


                                                       SmallCap             Stock Index            Utilities
                                                     Value Account          500 Account             Account
                                                     -------------          -----------           ----------
  Periods Ended June 30, 1999:
  Shares sold...................................        164,827             1,535,681               601,904
  Shares issued in reinvestment of
   dividends and distributions..................             94                 --                    --
  Shares redeemed...............................        (19,548)                 (427)              (35,695)
                                    Net Increase        145,373             1,535,254               566,209


  Periods Ended December 31, 1998:
  Shares sold...................................        847,411                 N/A               1,715,892
  Shares issued in reinvestment of
   dividends and distributions..................          1,312                 N/A                  10,086
  Shares redeemed...............................        (22,210)                N/A                 (51,273)
                                    Net Increase        826,513                                   1,674,705


Note 6 -- Line of Credit

The Accounts (with the exception of Blue Chip Account, LargeCap Growth Account, MidCap Value Account and Stock Index 500 Account) participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with a bank, which allows them to borrow up to $60,000,000, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus
 .50%. Additionally, a commitment fee is charged at the annual rate of .08% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At June 30, 1999, the Accounts had no outstanding borrowings under the line of credit.

Note 7 -- Futures Contracts

The Accounts (with the exception of Capital Value Account, Government Securities Account and Money Market Account) may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an Account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation/depreciation of investments on the balance sheet. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Account's cost basis in the contract. As of June 30, 1999, there were no realized gains or losses related to the futures contracts.

Open Futures Contracts at June 30, 1999 were as follows:

                                                                                  Opening           Value at        Net Unrealized
                                    Number of             Contract                Market            June 30,         Appreciation/
                                    Contracts               Type                   Value              1999          (Depreciation)
                                    ---------             --------                -------           --------        --------------

  Stock Index 500 Account               3            S&P 500 Stock Index        $1,004,671         $1,036,275           $31,604
                                                   September 1999 Futures

An Account's use of futures contracts may expose the Account to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Account's hedging strategy to be unsuccessful and result in losses.


SCHEDULES OF INVESTMENTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
AGGRESSIVE GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held           Value
--------------------------------------------------------------------------------

Common Stocks (97.93%)

Advertising (1.11%)
   Omnicom Group, Inc.                         40,600      $ 3,248,000

Aircraft & Parts (7.16%)
   Gulfstream Aerospace Corp.                  87,900(a)     5,938,744
   Textron, Inc.                               45,400        3,736,987
   United Technologies Corp.                  156,800       11,240,600

                                                            20,916,331
Bakery Products (0.46%)
   Keebler Foods Co.                           43,800(a)     1,330,424

Beverages (1.09%)
   Anheuser-Busch Cos., Inc.                   24,100        1,709,594
   Coca-Cola Enterprises                       47,700        1,466,775

                                                             3,176,369
Cable & Other Pay TV Services (1.87%)
   Comcast Corp.                              119,000        4,574,062
   Comcast Corp., Class A                      20,700          741,319
   MediaOne Group, Inc.                         2,000(a)       148,750

                                                             5,464,131
Combination Utility Services (0.28%)
   Montana Power Co.                           11,700          824,850

Commercial Banks (1.15%)
   Bank of New York Co., Inc.                  91,600        3,360,575

Communications Equipment (1.42%)
   Ciena Corp.                                  9,200(a)       277,725
   Juniper Networks, Inc.                       7,900(a)     1,177,100
   Lucent Technologies, Inc.                   40,100        2,704,244

                                                             4,159,069
Communications Services, NEC (0.70%)
   Crown Castle International Corp.            68,400(a)     1,423,575
   L-3 Communications Holdings, Inc.           13,000(a)       628,062

                                                             2,051,637
Computer & Data Processing
Services (8.19%)
   America Online, Inc.                        32,000(a)     3,536,000
   At Home Corp.                               13,600(a)       733,550
   BMC Software, Inc.                          21,400(a)     1,155,600
   Compuware Corp.                             40,100(a)     1,275,681
   Microsoft Corp.                            149,500(a)    13,483,031
   New Era of Networks, Inc.                   24,200(a)     1,063,287
   Novell, Inc.                                70,700(a)     1,873,550
   Oracle Systems Corp.                        20,550(a)       762,919

                                                            23,883,618
Computer & Office Equipment (6.89%)
   Cisco Systems, Inc.                        176,650(a)    11,393,925
   Pitney Bowes, Inc.                          98,400        6,322,200
   Quantum Corp.                               51,300(a)     1,237,612
   Sun Microsystems, Inc.                      16,900(a)     1,163,988

                                                            20,117,725
Consumer Products (1.10%)
   Philip Morris Cos., Inc.                    80,200        3,223,037

Drugs (13.18%)
   American Home Products Corp.                22,700      $ 1,305,250
   Amgen, Inc.                                 60,700(a)     3,695,112
   Bristol-Myers Squibb Co.                    95,500        6,726,781
   Johnson & Johnson                           28,600        2,802,800
   Lilly (Eli) & Co.                           20,000        1,432,500
   Merck & Co., Inc.                           93,900        6,948,600
   Pfizer, Inc.                                46,300        5,081,425
   Pharmacia & Upjohn, Inc.                    21,900        1,244,194
   Schering-Plough Corp.                       60,800        3,222,400
   Warner-Lambert Co.                          87,200        6,049,500

                                                            38,508,562
Eating & Drinking Places (0.27%)
   Brinker International, Inc.                 29,000(a)       788,438

Electrical Goods (0.18%)
   WESCO International, Inc.                   26,200(a)       537,100

Electronic Components &
Accessories (3.31%)
   Intel Corp.                                130,800        7,782,600
   Texas Instruments                           13,000        1,885,000

                                                             9,667,600
Electronic Distribution
Equipment (4.32%)
   General Electric Co.                       111,800       12,633,400

Family Clothing Stores (1.56%)
   Gap, Inc.                                   90,450        4,556,419

Fire, Marine & Casualty Insurance (1.24%)
   Berkshire Hathaway, Inc., Class A                9(a)       620,100
   Berkshire Hathaway, Inc., Class B            1,339(a)     3,011,411

                                                             3,631,511
General Industrial Machinery (7.01%)
   Tyco International Ltd.                    216,100       20,475,475

Lumber & Other Building
Materials (2.64%)
   Home Depot, Inc.                           119,800        7,719,613

Management & Public
Relations (0.39%)
   Nielsen Media Research                      38,700(a)     1,131,975

Measuring & Controlling Devices (0.60%)
   Uniphase Corp.                              10,600(a)     1,759,600

Men's & Boys' Clothing Stores (1.28%)
   Abercrombie & Fitch Co.                     77,900(a)     3,739,200

Miscellaneous Shopping Goods
Stores (0.73%)
   Office Depot, Inc.                          97,150(a)     2,143,372

Miscellaneous Transportation (0.41%)
   General Motors Corp., Class H               21,500(a)     1,209,375

Mortgage Bankers & Brokers (0.01%)
   E-Loan, Inc.                                   500(a)        19,281

Motion Picture Production (4.32%)
   AT&T Corp. - Liberty Media Group,
     Class A                                  139,500(a)   $ 5,126,625
   Time Warner, Inc.                          101,800        7,482,300

                                                            12,608,925
Motorcycles, Bicycles, & Parts (0.04%)
   Harley Davidson, Inc.                        2,000          108,750

Personal Credit Institutions (1.80%)
   American Express Co.                        40,300        5,244,038

Petroleum Refining (0.37%)
   Exxon Corp.                                 14,200        1,095,175

Public Warehousing & Storage (2.01%)
   Costco Cos., Inc.                           73,400(a)     5,876,588

Radio & Television Broadcasting (4.81%)
   American Tower Corp., Class A               78,600        1,886,400
   Chancellor Media Corp.                      52,600(a)     2,899,575
   Clear Channel Communications               134,400(a)     9,265,200

                                                            14,051,175
Radio, Television, & Computer
Stores (0.19%)
   Best Buy, Inc.                               8,100(a)       546,750

Savings Institutions (1.62%)
   Citigroup, Inc.                             99,800        4,740,500

Search & Navigation Equipment (1.38%)
   Litton Industries, Inc.                     27,500(a)     1,973,125
   Loral Space & Communications Ltd.          114,500(a)     2,061,000

                                                             4,034,125
Soap, Cleaners, & Toilet Goods (1.18%)
   Procter & Gamble Co.                        38,600        3,445,050

Special Industry Machinery (1.00%)
   Applied Materials, Inc.                     39,500(a)     2,918,063

Telephone Communication (8.04%)
   AT&T Corp.                                  85,750        4,785,922
   Bell Atlantic Corp.                         66,400        4,340,900
   MCI Worldcom, Inc.                         108,400(a)     9,349,500
   Motorola, Inc.                              52,900        5,012,275

                                                            23,488,597
Variety Stores (2.00%)
   Wal-Mart Stores, Inc.                      121,100        5,843,075

Women's Accessory & Specialty
Stores (0.62%)
   Intimate Brands, Inc.                       38,325        1,815,647


                 Total Portfolio Investments (97.93%)      286,093,145

Cash and receivables, net of liabilities (2.07%)             6,036,725


                           Total Net Assets (100.00%)     $292,129,870



(a) Non-income producing security - No dividend paid during the past twelve months.

ASSET ALLOCATION ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held           Value
--------------------------------------------------------------------------------

Common Stocks (58.17%)

Advertising (0.58%)
   Omnicom Group, Inc.                          2,600       $  208,000
   R.H. Donnelley Corp.                        15,220          297,741

                                                               505,741
Aerospace Industries (0.30%)
   Cordant Technologies, Inc.                   5,900          266,606

Air Transportation, Scheduled (0.55%)
   British Airways PLC ADR                      1,400          100,013
   Continental Airlines, Inc.                   4,200(a)       158,025
   KLM Royal Dutch Airlines                     7,737          220,988

                                                               479,026
Aircraft & Parts (2.20%)
   Gulfstream Aerospace Corp.                   8,000(a)       540,500
   Indigo Aviation AB Sponsored ADR            12,000(a)        79,500
   Northrop Grumman Corp.                         400           26,525
   Textron, Inc.                                3,000          246,937
   United Technologies Corp.                   14,500        1,039,469

                                                             1,932,931
Bakery Products (0.10%)
   Keebler Foods Co.                            2,800(a)        85,050

Beverages (0.39%)
   Anheuser-Busch Cos., Inc.                    1,600          113,500
   Bass PLC ADR                                 8,928          133,362
   Coca-Cola Enterprises                        3,100           95,325

                                                               342,187
Blast Furnace & Basic Steel
Products (0.14%)
   Australian National Industries               8,960           26,880
   British Steel PLC ADR                        3,500           91,219

                                                               118,099
Business Credit Institutions (0.05%)
   First Sierra Financial, Inc.                 1,700(a)        42,500

Cable & Other Pay TV Services (0.55%)
   Comcast Corp.                               10,500          403,594
   MediaOne Group, Inc.                           600(a)        44,625
   WorldGate Communications, Inc.                 600(a)        30,750

                                                               478,969
Chemicals & Allied Products (1.02%)
   Asahi Chemical Industry Co. ADR              4,100          227,296
   Bayer AG Sponsored ADR                      10,735          446,702
   Mitsubishi Chemical Corp. ADR                6,100          211,168
   Nova Chemicals Corp.                           696           16,225

                                                               901,391
Combination Utility Services (0.63%)
   Montana Power Co.                            3,100          218,550
   Nisource, Inc.                              13,000          335,562

                                                               554,112
Commercial Banks (4.32%)
   ABN-AMRO Holdings NV ADR                    21,144       $  466,490
   Allied Irish Banks ADR                       8,700          237,075
   Banco Santander Central Hispano             23,400          248,625
   Bank of New York Co., Inc.                   8,600          315,512
   BankBoston Corp.                             7,200          368,100
   Barclays PLC ADR                             5,571          665,734
   Chase Manhattan Corp.                        3,680          318,780
   Commerzbank AG ADR                           3,600          108,964
   Fleet Financial Group, Inc.                  4,100          181,937
   HSBC Holdings ADR                              600          218,854
   Mellon Bank Corp.                            2,900          105,487
   National Westminster ADR                     1,900          246,881
   PNC Financial Corp.                          2,700          155,588
   Westpac Banking ADR                          4,900          163,538

                                                             3,801,565
Commercial Printing (0.20%)
   DAI Nippon Printing Co.                      1,100          175,857

Commercial Sports (0.09%)
   Championship Auto Racing Teams, Inc.         2,700(a)        80,831

Communications Equipment (3.52%)
   Advanced Fibre Communication                 3,000(a)        46,875
   Alcatel ADR                                 74,700          133,362
   Associated Group, Inc., Class B              5,000(a)       325,938
   Ciena Corp.                                  2,200(a)        66,412
   Commscope, Inc.                              1,800(a)        55,350
   Ericsson LM Telefon - ADR                    1,700           55,994
   Harmonic, Inc.                                 800(a)        45,950
   Harris Corp.                                 4,000          156,750
   IPC Information Systems, Inc.                2,200(a)       150,150
   Juniper Networks, Inc.                         700(a)       104,300
   Koninklijke Philips Electronic               8,987          906,564
   Lucent Technologies, Inc.                    2,600          175,338
   Matsushita Electrical ADR                      800          158,650
   Motorola, Inc.                               3,400          322,150
   Newbridge Networks Corp.                     4,100(a)       117,875
   Powerwave Technologies, Inc.                 1,100(a)        35,475
   Proxim, Inc.                                   700(a)        40,600
   RF Micro Devices, Inc.                       2,000(a)       149,250
   SBA Communications Corp.                     5,500(a)        53,281

                                                             3,100,264
Communications Services, NEC (0.43%)
   ACTV, Inc.                                     900(a)        12,488
   Crown Castle International Corp.             7,800(a)       162,337
   L-3 Communications Holdings, Inc.            2,100(a)       101,456
   Leap Wireless International, Inc.            1,000(a)        20,250
   Nextel Communications, Inc.                  1,700(a)        85,319

                                                               381,850
Computer & Data Processing
Services (2.85%)
   3COM Corp.                                   2,900(a)        77,394
   America Online, Inc.                         2,100(a)       232,050
   At Home Corp.                                  900(a)    $   48,544
   Audiocodes Ltd.                              3,100(a)        83,700
   BMC Software, Inc.                           2,000(a)       108,000
   Citrix Systems, Inc.                         1,500(a)        84,750
   Compuware Corp.                              3,600(a)       114,525
   Informatica Corp.                            1,300(a)        46,312
   Micromuse, Inc.                              1,300(a)        64,837
   Microsoft Corp.                              9,700(a)       874,819
   National Computer Systems, Inc.              2,200           74,250
   Network Associates, Inc.                     1,400(a)        20,562
   New Era of Networks, Inc.                    4,600(a)       202,113
   Novell, Inc.                                 4,600(a)       121,900
   Oracle Systems Corp.                         1,300(a)        48,262
   Psinet, Inc.                                   500(a)        21,875
   Rhythms Netconnections, Inc.                   100(a)         5,837
   Saga Systems, Inc.                          11,000(a)       140,250
   Sun Microsystems, Inc.                       1,100(a)        75,763
   USWeb Corp.                                  1,300(a)        28,844
   Verio, Inc.                                    500(a)        34,750

                                                             2,509,337
Computer & Office Equipment (1.83%)
   Cisco Systems, Inc.                         11,500(a)       741,750
   Hitachi Ltd. ADR                             2,900          273,869
   Pitney Bowes, Inc.                           6,400          411,200
   Quantum Corp.                                3,300(a)        79,612
   Sandisk Corp.                                2,400(a)       108,000

                                                             1,614,431
Concrete, Gypsum & Plaster
Products (0.19%)
   Italcementi Fabriche SPA ADR                13,000          164,900

Concrete Work (0.07%)
   Pioneer International Ltd. ADR              25,000           63,710

Consumer Products (0.31%)
   Philip Morris Cos., Inc.                     6,750          271,266

Crude Petroleum & Natural Gas (0.23%)
   Societe Generale ADR                         3,600          126,895
   USX-Marathon Group, Inc.                     2,300           74,894

                                                               201,789
Department Stores (0.11%)
   Marui Corp. ADR                              2,800           92,534

Drugs (3.79%)
   American Home Products Corp.                 1,500           86,250
   Amgen, Inc.                                  3,900(a)       237,412
   Bristol-Myers Squibb Co.                     6,200          436,712
   Johnson & Johnson                            1,900          186,200
   Lilly (Eli) & Co.                            1,300           93,113
   Merck & Co., Inc.                            6,100          451,400
   Novartis Ag Sponsored ADR                    2,879          210,195
   Novo Nordisk ADR                             3,200          171,200
   Nycomed Amersham PLC ADR                     8,569          305,271
   Pfizer, Inc.                                 3,000          329,250
   Pharmacia & Upjohn, Inc.                     1,400           79,537
   Schering-Plough Corp.                        4,000          212,000
   Smithkline Beecham PLC ADR                   2,200          145,337
   Warner-Lambert Co.                           5,700          395,438

                                                             3,339,315
Eating & Drinking Places (0.51%)
   Brinker International, Inc.                  1,900(a)    $   51,656
   P.F. Chang's China Bistro, Inc.              3,200(a)        69,200
   Papa John's International, Inc.              2,000(a)        89,375
   Sonic Corp.                                  7,400(a)       241,425

                                                               451,656
Electric Services (0.61%)
   Endesa SA ADR                                5,600          119,000
   EVN AG ADR                                   3,600          105,288
   National Power ADR                           3,422          105,227
   New Century Energies, Inc.                   2,400           93,150
   Pinnacle West Capital Corp.                  1,800           72,450
   Shandong Huaneng Power Co. Ltd.              8,000           41,500

                                                               536,615
Electrical Goods (0.04%)
   WESCO International, Inc.                    1,700(a)        34,850

Electronic Components &
Accessories (1.47%)
   Conexant Systems, Inc.                       1,200(a)        69,675
   Dionex Corp.                                 3,400(a)       137,700
   Intel Corp.                                  8,500          505,750
   Kyocera Corp. ADR                            3,000          179,812
   Level One Communications                     1,200(a)        58,725
   Maker Communications, Inc.                     200(a)         6,200
   Micrel, Inc.                                   600(a)        44,400
   Qlogic Corp.                                   300(a)        39,600
   SDL, Inc.                                      800(a)        40,850
   Texas Instruments, Inc.                        800          116,000
   Transwitch Corp.                             2,100(a)        99,488

                                                             1,298,200
Electronic Distribution Equipment (0.94%)
   General Electric Co.                         7,300          824,900

Family Clothing Stores (0.78%)
   Gap, Inc.                                    5,975          300,991
   TJX Cos., Inc.                              11,600          386,425

                                                               687,416
Farm & Garden Machinery (0.17%)
   Case Corp.                                   3,200          154,000

Finance Services (0.27%)
   Nomura Securities Co. Ltd. ADR               2,000          234,145

Fire, Marine & Casualty Insurance (1.51%)
   Allstate Corp.                               9,900          355,162
   Berkshire Hathaway, Inc., Class B              105(a)       236,145
   Loews Corp.                                  2,900          229,462
   Mutual Risk Management Ltd.                  3,700          123,488
   Philadelphia Consolidated Holding Co.        1,200(a)        29,400
   St. Paul Cos., Inc.                          3,200          101,800
   Tokio Marine & Fire Insurance ADR            4,600          258,175

                                                             1,333,632
Footwear, Except Rubber (0.38%)
   Olivetti & Co. SPA ADR                     153,968(a)       337,082

Freight Transportation
Arrangement (0.22%)
   C.H. Robinson Worldwide, Inc.                5,200          191,100

Furniture & Home Furnishings (0.05%)
   Tuesday Morning Corp.                        1,600(a)    $   40,800

General Industrial Machinery (2.05%)
   Amer Group Ltd. ADR                          5,500           39,562
   Applied Science & Technology, Inc.           1,200(a)        27,000
   SKF AB ADR                                  15,370          284,345
   Tyco International Ltd.                     15,300        1,449,675

                                                             1,800,582
Grocery Stores (0.15%)
   Koninklijke Bijenkorf Beheer NV ADR          2,400           94,728
   Pantry, Inc.                                 2,400(a)        38,700

                                                               133,428
Hotels & Motels (0.35%)
   Crestline Capital Corp.                         60            1,009
   Four Seasons Hotel, Inc.                     1,400           61,688
   Hilton Group PLC                            18,500          146,827
   Host Marriott Corp.                          2,639           31,338
   Interstate Hotels Corp.                        110(a)           455
   John Q. Hammons Hotels, Inc.                 3,200(a)        13,400
   Promus Hotel Corp.                           1,800(a)        55,800

                                                               310,517
Household Audio & Video
Equipment (0.31%)
   Sony Corp. ADR                               2,500          275,937

Industrial Inorganic Chemicals (0.71%)
   Akzo ADR                                     8,566          362,984
   USEC, Inc.                                  17,900          266,263

                                                               629,247
Laundry, Cleaning & Garment
Services (0.09%)
   Steiner Leisure Ltd.                         2,700(a)        81,844

Life Insurance (0.88%)
   American General Corp.                       3,000          226,125
   Lincoln National Corp.                       6,800          355,725
   Reinsurance Group of America, Inc.           5,850          195,975

                                                               777,825
Lumber & Other Building
Materials (0.57%)
   Home Depot, Inc.                             7,800          502,612

Management & Public Relations (0.67%)
   Nielsen Media Research, Inc.                16,867(a)       493,360
   Ogden Corp.                                  3,700           99,669

                                                               593,029
Measuring & Controlling Devices (0.26%)
   Uniphase Corp.                               1,100(a)       182,600
   Veeco Instruments, Inc.                      1,400(a)        47,600

                                                               230,200
Meat Products (0.64%)
   Groupe Danone                               10,764          563,092
Medical Instruments & Supplies (0.10%)
   Novoste Corp.                                  700(a)        14,700
   Osteotech, Inc.                                200(a)         5,750
   Techne Corp.                                   500(a)        12,688
   Xomed Surgical Products, Inc.                1,200(a)        58,425

                                                                91,563
Men's & Boys' Clothing Stores (0.52%)
   Abercrombie & Fitch Co.                      9,500(a)    $  456,000

Metalworking Machinery (0.17%)
   Makita Corp. ADR                            13,000          147,062

Miscellaneous Amusement, Recreation
Service (0.26%)
   Cedar Fair, L.P.                             6,200          154,612
   SFX Entertainment, Inc.                      1,153(a)        76,747

                                                               231,359
Miscellaneous Business Services (0.05%)
   Softnet Systems, Inc.                        1,600(a)        44,600

Miscellaneous Chemical Products (0.17%)
   Millenium Chemicals, Inc.                    6,200          146,088

Miscellaneous Electrical Equipment &
Supplies (0.29%)
   TDK Corp. ADR                                2,800          257,775

Miscellaneous Equipment Rental &
Leasing (0.04%)
   Rent-A-Center, Inc.                          1,400(a)        33,600
Miscellaneous Food & Kindred
Products (0.20%)
   Nestle Reg. ADR                              2,000          180,176

Miscellaneous Investing (2.14%)
   Amli Residential Properties Trust              800           17,900
   Archstone Communities Trust                  1,552           34,047
   Avalonbay Communities, Inc.                  3,100          114,700
   Bedford Property Investors, Inc.               900           16,087
   Berkshire Realty Company, Inc.               1,600           18,500
   Boston Properties, Inc.                      1,300           46,638
   Brandywine Realty Trust                      2,700           53,494
   Burnham Pacific Properties, Inc.            11,100          136,669
   Carramerica Realty Corp.                     2,600           65,000
   Charles E. Smith Residential Realty, Inc.    1,900           64,481
   Chateau Communities, Inc.                    3,253           97,387
   Cornerstone Properties, Inc.                 1,200           19,050
   Crescent Real Estate Equities Co.              300            7,125
   EastGroup Properties, Inc.                     700           14,044
   Equity Office Properties Trust               3,419           87,612
   Essex Property Trust, Inc.                   2,500           88,437
   Federal Realty Investment Trust                800           18,350
   Gables Residential Trust                       400            9,650
   Great Lakes REIT, Inc.                       5,800           94,250
   Manufactured Home Communities, Inc.            800           20,800
   Meditrust Corp. - Paired Stock                 100            1,306
   Pan Pacific Retail Properties, Inc.          1,600           31,100
   Pennsylvania Real Estate Investment Trust    2,400           50,250
   Philips International Realty Corp.             200            3,375
   Prentiss Property Trust                        200            4,700
   Prime Group Realty Trust, Inc.               9,200          158,125
   Prologis Trust                                 640       $   12,960
   Public Storage, Inc.                         3,576          100,128
   Ramco-Gershenson Properties Trust              100            1,625
   Oregency Realty Corp.                        2,000           43,875
   Rouse Co.                                    1,100           27,912
   Simon Property Group, Inc.                     900           22,837
   Starwood Hotels & Resorts Worldwide, Inc.    2,790           85,269
   Sunstone Hotel Investors, Inc.                 100              850
   Taubman Centers, Inc.                        7,700          101,544
   Urban Shopping Centers, Inc.                 2,100           66,150
   Vornado Realty Trust                         1,500           52,969
   Wellsford Real Properties, Inc.              7,777(a)(b)     83,603
   Wyndham International, Inc.                  3,310           14,895

                                                             1,887,694
Miscellaneous Shopping Goods
Stores (0.16%)
   Office Depot, Inc.                           6,300(a)       138,994

Mortgage Bankers & Brokers (0.10%)
   Countrywide Credit Industries, Inc.          2,100           89,775

Motion Picture Production (0.93%)
   AT&T Corp. - Liberty Media Group,
     Class A                                    9,000(a)       330,750
   Time Warner, Inc.                            6,600          485,100

                                                               815,850
Motorcycles, Bicycles & Parts (0.04%)
   Ducati Motor Holding - ADR                   1,300(a)        34,125
   Harley Davidson, Inc.                          100            5,438

                                                                39,563
Motor Vehicles & Equipment (1.56%)
   Delphi Automotive Systems Corp.              1,467           27,231
   Fiat SPA ADR                                 5,170           83,367
   General Motors Corp.                         2,100          138,600
   General Motors Corp., Class H                1,400(a)        78,750
   Meritor Automotive, Inc.                    12,366          315,333
   Toyota Motor Corp. ADR                       8,600          550,400
   Volkswagen AG ADR                           14,000          180,674

                                                             1,374,355
Non-Classifiable Establishments (0.04%)
   Keppel Corp. Ltd. ADR                        5,375           36,623

Office Furniture (0.02%)
   Knoll, Inc.                                    600(a)        15,975

Offices & Clinics of Medical
Doctors (0.04%)
   Laser Vision Centers, Inc.                     600(a)        37,800

Ophthalmic Goods (0.19%)
   Bausch & Lomb, Inc.                          2,150          164,475

Personal Credit Institutions (0.38%)
   American Express Co.                         2,600          338,325

Petroleum Refining (0.87%)
   Ashland, Inc.                                  700           28,087
   British Petroleum Amoco PLC                    700           75,950
   Conoco, Inc., Class A                        8,600          239,725
   Exxon Corp.                                    900           69,413
   Total Fina SA (ADR)                          5,410          348,607

                                                               761,782
Photographic Equipment &
Supplies (0.61%)
   Eastman Kodak Co.                              900       $   60,975
   Fuji Photo Film                              8,800          334,400
   OCE NV                                       5,600          142,100

                                                               537,475
Radio & Television Broadcasting (1.59%)
   American Tower Corp., Class A               14,000(a)       336,000
   Chancellor Media Corp.                       3,400(a)       187,425
   Clear Channel Communications, Inc.           8,700(a)       599,756
   Metro Networks, Inc.                         2,400(a)       128,100
   Pegasus Communications Corp.                 3,800(a)       149,863

                                                             1,401,144
Radio, Television & Computer
Stores (0.10%)
   Best Buy, Inc.                                 500(a)        33,750
   Intertan, Inc.                                 900(a)        18,450
   Tweeter Home Entertainment Group, Inc.         900(a)        35,325

                                                                87,525
Railroads (0.11%)
   Nagoya Railroad Co. Ltd.                     2,900           95,360

Real Estate Agents & Managers (0.03%)
   Atlantic Gulf Communities Co.               15,700(a)         9,812
   Security Capital Group Inc                   1,100(a)        16,019

                                                                25,831
Real Estate Operators & Lessors (0.65%)
   Arden Realty Group, Inc.                     3,300           81,262
   Brookfield Properties Corp.                  6,200           80,600
   Pacific Gulf Properties, Inc.                4,200           95,025
   Pinnacle Holdings, Inc.                        900(a)        22,050
   Sekisui House Ltd. ADR                       2,300          248,174
   Trizec Hahn Corp.                            2,400           48,900

                                                               576,011
Research & Testing Services (0.36%)
   Corporate Executive Board, Co.               8,800(a)       312,950

Retail Stores, NEC (0.47%)
   Costco Cos., Inc.                            4,800(a)       384,300
   Zany Brainy, Inc.                            2,800(a)        27,125

                                                               411,425
Savings Institutions (0.39%)
   Citigroup, Inc.                              6,500          308,750
   Telebanc Financial Corp.                       900(a)        34,875

                                                               343,625
Schools & Educational
Services, NEC (0.01%)
   Argosy Education Group, Inc., Class A        1,100(a)         8,800

Search & Navigation Equipment (0.53%)
   Litton Industries, Inc.                      4,600(a)       330,050
   Loral Space & Communications Ltd.            7,500(a)       135,000

                                                               465,050
Security & Commodity Services (0.17%)
   Pimco Advisors Holdings LP                   5,000          148,750

Security Brokers & Dealers (0.05%)
   Bear Stearns Cos., Inc.                        950           44,413

Soap, Cleaners & Toilet Goods (1.14%)
   KAO Corp. ADR                                2,200       $  617,997
   Procter & Gamble Co.                         2,500          223,125
   Shiseido Co. Ltd. ADR                       11,000          164,860

                                                             1,005,982
Special Industry Machinery (0.22%)
   Applied Materials, Inc.                      2,600(a)       192,075

Telephone Communication (4.12%)
   AT&T Corp.                                  10,477          584,748
   BCE, Inc.                                   11,180          551,314
   Bell Atlantic Corp.                         10,700          699,512
   Cellular Communications of Puerto Rico       2,200(a)        62,700
   Concentric Network Corp.                       800(a)        31,800
   CoreComm Ltd.                                  800(a)        38,600
   Exodus Communications, Inc.                    400(a)        47,975
   MCI Worldcom, Inc.                           7,100(a)       612,375
   Sprint Corp.                                 5,600          295,750
   Telefonica SA Sponsored ADR                  2,601(a)       382,672
   Telesp Celular Participacoes S.A. ADR        3,600           96,300
   U.S. West, Inc.                              3,800          223,250

                                                             3,626,996
Tires & Inner Tubes (0.38%)
   Bridgestone ADR                              1,100          332,628

Variety Stores (0.43%)
   Wal-Mart Stores, Inc.                        7,900          381,175
Water Transportation of
Freight, NEC (0.20%)
   Penninsular & Oriental Steamships ADR        5,850          175,758

Water Transportation of
Passengers (0.02%)
   American Classic Voyages Co.                   600(a)        14,400
Women's Accessory & Specialty
Stores (0.14%)
   Intimate Brands, Inc.                        2,520          119,385

Women's Clothing Stores (0.10%)
   David's Bridal, Inc.                         5,900(a)        91,819


                                  Total Common Stocks       51,214,981

Preferred Stocks (0.09%)

Newspapers (0.05%)
   News Corp. Ltd. ADR                          1,500           47,344

Real Estate Agents & Managers (0.04%)
   Atlantic Gulf Communities Corp.              4,809(a)        33,663

Telephone Communications (0.00%)
   Telecommunicacoes Brasileiras SA ADR         8,800(a)           550


                               Total Preferred Stocks           81,557

--------------------------------------------------------------------------------
                                             Principal
                                               Amount         Value
--------------------------------------------------------------------------------

Bonds (10.52%)

Chemical & Allied Products (0.22%)
   DSM NV Notes; 6.25%; 5/15/2004           $ 200,000(b)    $  197,320

Collateralized Mortgage
Obligations (0.57%)
   AESOP Funding II LLC
     Series 1997-1, Class A1;
     6.22%; 10/20/2001                        500,000(b)       502,830

Commercial Banks (1.50%)
   Asian Development Bank Global
     Bonds; 5.75%; 5/19/2003                  500,000          492,823
   First Union - Lehman Brothers
     Commercial, Class 2 A1;
     6.48%; 3/18/2004                         279,405          278,642
   Merrill Lynch & Co. Notes;
     6.00%; 2/12/2003                         350,000          344,369
   Republic of Colombia Global Bonds;
     9.75%; 4/23/2009                         250,000          206,250

                                                             1,322,084
Electronic Distribution
Equipment (0.27%)
   Israel Electric Corp. Senior Notes;
     7.25%; 12/15/2006                        250,000(b)       237,914

Electrical Goods (0.27%)
   Empresa Nacional Electric Yankee Notes;
      7.75%; 7/15/2008                        250,000          236,625

Finance Services (0.29%)
   Team Fleet Finance Corp. Notes;
     7.35%; 5/15/2003                         250,000          253,838

Fire, Marine & Casualty Insurance (0.33%)
   Prudential Insurance Co. Senior Notes;
     6.38%; 7/23/2006                         300,000(b)       287,327

General Government, NEC (0.23%)
   State of Qatar Bonds;
     9.50%; 5/21/2009                         200,000          202,250

Household Audio & Video
Equipment (0.28%)
   Sony Corp. Notes;
     6.13%; 3/4/2003                          250,000          247,434

Industrial Inorganic Chemicals (0.27%)
   Monsanto Co. Notes;
     5.75%; 12/1/2005                         250,000(b)       235,668

Life Insurance (0.30%)
   Liberty Mutual Surplus Notes;
     8.20%; 5/4/2007                          250,000(b)       260,152

Miscellaneous Equipment Rental &
Leasing (0.25%)
   Oil Enterprises Ltd. Global Bonds;
     6.24%; 6/30/2008                       $ 231,404(b)    $  220,108

Miscellaneous Investing (0.27%)
   Simon Debartolo Medium-Term
     Notes; 7.13%; 9/20/2007                  250,000          238,600

Motor Vehicles, Parts & Supplies (0.30%)
   Mid-State Trust Pass-Through Series 4,
     Class A; 8.33%; 4/1/2030                 252,458          263,912

Motor Vehicles & Equipment (0.71%)
   Delphi Auto Systems Corp. Debentures;
     7.13%; 5/1/2029                          300,000          277,259
   General Motors Acceptance Corp.
     Senior Unsubordinated Global
     Notes; 6.75%; 2/7/2002                   350,000          352,780

                                                               630,039
Personal Credit Institutions (1.86%)
   Associates Corp. Global Notes;
     5.80%; 4/20/2004                         350,000          337,905
   Chemical Master Credit Card Trust
     Series 1995-3, Class A;
     6.23%; 4/15/2005                         500,000          499,600
   First USA Credit Card Master Trust
     Series 1997-6, Class A;
     6.42%; 3/17/2005                         550,000          552,557
   Ford Motor Credit Notes;
     6.13%; 4/28/2003                         250,000          246,349

                                                             1,636,411
Petroleum Refining (0.39%)
   Conoco, Inc. Senior Notes;
     5.90%; 4/15/2004                         350,000          341,046

Savings Institutions (0.39%)
   Citigroup, Inc. Global Senior Notes;
     5.80%; 3/15/2004                         350,000          339,452

Securities Brokers & Dealers (1.18%)
   CNA Financial Notes;
     6.50%; 4/15/2005                         250,000          243,639
   Donaldson, Lufkin & Jenrette
     Medium-Term Notes;
     6.90%; 10/1/2007                         250,000          245,129
   Lehman Brothers Holdings, Inc.
     Global Notes; 6.63%; 4/1/2004            250,000          243,927
   Salomon, Inc. Senior Notes;
     7.30%; 5/15/2002                         300,000          306,582

                                                             1,039,277
Telephone Communication (0.64%)
   AT&T Corp. Global Notes;
     6.50%; 3/15/2029                         250,000          224,846
   Worldcom, Inc. Senior Notes;
     6.40%; 8/15/2005                         350,000          343,454

                                                               568,300


                                          Total Bonds        9,260,587

Asset-Backed Securities (3.62%)

Business Credit Institutions (0.57%)
   Ford Credit Auto Owner Trust
     Asset-Backed Series 1998-B,
     Class A3; 5.85%; 10/15/2001            $ 500,000       $  500,950

Collateralized Mortgage
Obligations (0.81%)
   Chase Manhattan Corp. Mortgage
     Pass-Through Certificates;
     6.00%; 2/15/2009                         250,000          231,490
   GMAC Commercial Mortgage
     Securities, Inc. Mortgage
     Pass-Through Certificates
     Series 1997-C2, Class A1;
     6.45%; 12/15/2004                        487,827          485,144

                                                               716,634
Electric Services (0.55%)
   Peso Energy Transition Trust
     Asset-Backed Fixed Rate;
     6.05%; 3/1/2009                          500,000          478,790

Mortgage Pass-Through Securities (0.55%)
   Lehman Large Loan Series 1997-LLI,
     Class A1; 6.79%; 6/12/2004               480,837          485,256

Personal Credit Institutions (1.14%)
   American Express Credit Account Master
     Trust Asset-Backed Bonds,
     Series 1997-1, Class A;
     6.40%; 4/15/2005                         500,000          501,965
   Premier Auto Trust Asset-Backed Bonds,
     Series 1999-3, Class A3;
     6.27%; 4/8/2003                          500,000          501,562

                                                             1,003,527


                        Total Asset-Backed Securities        3,185,157

U.S. Government Treasury Notes & Bonds (14.83%)

Treasury Notes & Bonds (14.83%)
   5.75%; 8/15/2003                         4,250,000        4,250,000
   6.13%; 8/15/2007                           400,000          404,375
   6.25%; 2/28/2002                         2,000,000        2,030,000
   6.38%; 3/31/2001                         2,000,000        2,028,126
   6.50%; 8/15/2005                         2,000,000        2,061,876
   7.25%; 8/15/2004                         2,150,000        2,283,704


         Total U.S. Government Treasury Notes & Bonds       13,058,081

--------------------------------------------------------------------------------
                                             Principal
 Type      Rate      Maturity                 Amount         Value
--------------------------------------------------------------------------------

Federal National Mortgage Association
(FNMA) Certificates (3.88%)

FNMA      5.50%    1/1/2014-4/1/2014       $2,399,221       $2,320,394
FNMA      6.00%    4/1/2013                   852,778          833,644
FNMA      8.00%    2/1/2012                   260,577          259,422


                              Total FNMA Certificates        3,413,460

Federal Home Loan Mortgage Corporation
(FMLMC) Certificates (3.15%)

FHLMC     6.00%    12/1/2013-4/1/2028      $2,880,909       $2,773,754


                 Total Portfolio Investments (94.26%)       82,987,577

Cash and receivables, net of liabilities (5.74%)             5,049,481



                                     Total Net Assets      $88,037,058



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted security - See Note 4 to the financial statements.

BALANCED ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held          Value
--------------------------------------------------------------------------------

Common Stocks (57.66%)

Auto & Home Supply Stores (0.75%)
   Autozone, Inc.                              55,700(a)   $ 1,677,963

Bakery Products (0.90%)
   Sara Lee Corp.                              89,100        2,021,456

Beverages (1.22%)
   PepsiCo, Inc.                               71,000        2,746,812

Business Credit Institutions (0.17%)
   Associates First Capital Corp., Class A      8,728          386,760

Chemicals & Allied Products (0.41%)
   Dow Chemical Co.                             7,300          926,187
Commercial Banks (4.02%)
   Bank of America Corp.                       29,700        2,177,381
   BankBoston Corp.                            23,000        1,175,875
   Chase Manhattan Corp.                       15,300        1,325,362
   First Union Corp.                           26,908        1,264,676
   PNC Financial Corp.                         18,500        1,066,063
   Wells Fargo Co.                             47,700        2,039,175

                                                             9,048,532
Commercial Printing (0.51%)
   R.R. Donnelley & Sons Co.                   30,700        1,137,819

Communications Equipment (0.57%)
   General Instrument Corp.                    30,300(a)     1,287,750

Computer & Data Processing
Services (2.23%)
   Electronic Data Systems Corp.               39,500        2,234,219
   First Data Corp.                            56,900        2,784,544

                                                             5,018,763
Computer & Office Equipment (3.80%)
   3COM Corp.                                  32,200(a)   $   859,338
   Cabletron Systems, Inc.                     55,000(a)       715,000
   Compaq Computer Corp.                       76,200        1,804,987
   Hewlett-Packard Co.                         23,500        2,361,750
   International Business Machines Corp.       21,800        2,817,650

                                                             8,558,725
Consumer Products (2.27%)
   Fortune Brands, Inc.                        36,600        1,514,325

Nabisco Group Holdings Corp.                   40,300          788,369

Philip Morris Cos., Inc.                       30,100        1,209,643
   R.J. Reynolds Tobacco Holdings, Inc.        13,433(a)       423,151
   UST, Inc.                                   39,600        1,158,300

                                                             5,093,788
Crude Petroleum & Natural Gas (0.75%)
   Texaco, Inc.                                27,100        1,693,750

Department Stores (1.25%)
   Dillard's, Inc., Class A                    51,800        1,819,475
   Penney (J.C.) Co.                           20,500          995,531

                                                             2,815,006
Drugs (5.15%)
   Abbott Laboratories                         24,000        1,092,000
   American Home Products Corp.                35,200        2,024,000
   Bristol-Myers Squibb Co.                    24,600        1,732,763
   Johnson & Johnson                           23,700        2,322,600
   Merck & Co., Inc.                           31,200        2,308,800
   Pharmacia & Upjohn, Inc.                    20,500        1,164,656
   Warner-Lambert Co.                          13,600          943,500

                                                            11,588,319
Electric Services (1.91%)
   Central & Southwest Corp.                   64,900        1,517,038
   Dominion Resources, Inc.                    23,700        1,026,506
   Potomac Electric Power Co.                  29,500          868,406
   Reliant Energy, Inc.                        32,200          889,525

                                                             4,301,475
Electrical Industrial Apparatus (0.94%)
   Emerson Electric Co.                        33,700        2,118,888

Electronic Components &
Accessories (0.51%)
   National Semiconductor Corp.                45,400(a)     1,149,187

Electronic Distribution Equipment (0.82%)
   General Electric Co.                        16,400        1,853,200

Fats & Oils (0.73%)
   Archer Daniels Midland Co.                 106,465        1,643,553

Federal & Federally Sponsored
Credit (0.57%)
   Federal National Mortgage Association       18,600        1,271,775

Fire, Marine & Casualty Insurance (2.35%)
   Berkshire Hathaway, Inc., Class A               21(a)   $ 1,446,900
   Berkshire Hathaway, Inc., Class B               10(a)        22,490
   Loews Corp.                                 15,600        1,234,350
   Safeco Corp.                                32,400        1,429,650
   St. Paul Cos., Inc.                         36,100        1,148,431

                                                             5,281,821
General Industrial Machinery (0.54%)
   Pall Corp.                                  54,900        1,218,094

Grain Mill Products (0.80%)
   Ralston-Ralston Purina Group                59,200        1,801,900

Groceries & Related Materials (0.59%)
   Sysco Corp.                                 44,300        1,320,694

Grocery Stores (0.75%)
   Albertson's, Inc.                           32,634        1,682,691

Industrial Inorganic Chemicals (0.75%)
   Eastman Chemical Co.                        11,850          613,238
   Praxair, Inc.                               21,800        1,066,837

                                                             1,680,075
Jewlery, Silverware & Plated Ware (0.09%)
   Jostens, Inc.                                9,700          204,306

Life Insurance (0.59%)
   Lincoln National Corp.                      25,200        1,318,275

Machinery, Equipment, & Supplies (0.73%)
   Grainger (W. W.), Inc.                      30,400        1,635,900

Management & Public Relations (0.50%)
   Dun & Bradstreet Corp.                      31,500        1,116,281

Meat Products (0.36%)
   Tyson Foods, Inc.                           36,300          816,750

Medical Instruments & Supplies (0.79%)
   St. Jude Medical, Inc.                      49,850(a)     1,775,906

Medical Services & Health
Insurance (2.19%)
   AON Corp.                                   21,337          880,151
   Conseco, Inc.                               58,400        1,777,550
   Foundation Health Systems, Inc., Class A    95,340(a)     1,430,100
   Pacificare Health Systems, Inc., Class B    11,600(a)       834,475

                                                             4,922,276
Military Contractors (0.52%)
   Lockheed Martin Corp.                       31,400        1,169,650

Miscellaneous Chemical Products (0.23%)
   Dupont EI de Nemours Co.                    31,400        2,145,012

Miscellaneous Converted Paper (0.86%)
   Minnesota Mining & Mfg. Co.                 22,300        1,938,706

Miscellaneous Food & Kindred
Products (0.32%)
   Universal Foods Corp.                       34,400          726,700

Miscellaneous Furniture & Fixtures (0.48%)
   Newell Rubbermaid, Inc.                     23,300        1,083,450

Miscellaneous Shopping Goods (0.56%)
   Toys `R' Us, Inc.                           61,100(a)   $ 1,264,006

Miscellaneous Transportation
Equipment (0.47%)
   FMC Corp.                                   15,500(a)     1,058,844

Motion Picture Production &
Services (0.37%)
   Walt Disney Co.                             27,100          835,019

Motor Vehicles & Equipment (0.42%)
   Ford Motor Co.                              16,654          939,910

Oil & Gas Field Services (0.36%)
   Diamond Offshore Drilling                   28,700          814,363

Paper Mills (1.31%)
   Fort James Corp.                            37,400        1,416,525
   Kimberly Clark Corp.                        27,000        1,539,000

                                                             2,955,525
Petroleum Refining (2.99%)
   Amerada Hess Corp.                          27,900        1,660,050
   Atlantic Richfield Co.                      27,000        2,256,188
   British Petroleum Amoco PLC                  9,708        1,053,318
   Exxon Corp.                                 22,800        1,758,450

                                                             6,728,006
Pulp Mills (0.23%)
   Boise Cascade Corp.                         12,000          516,000

Rubber & Plastics Footwear (0.65%)
   Nike, Inc.                                  23,000        1,456,188

Sanitary Services (2.10%)
   Browning-Ferris Industries, Inc.            61,400        2,640,200
   Waste Management, Inc.                      38,605        2,075,019

                                                             4,715,219
Savings Institutions (1.30%)
   Citigroup, Inc.                             61,500        2,921,250

Security Brokers & Dealers (0.20%)
   Bear Stearns Cos., Inc.                      9,345          436,879

Telephone Communication (2.72%)
   AT&T Corp.                                  40,950        2,285,522
   GTE Corp.                                   25,700        1,946,775
   Motorola, Inc.                              19,800        1,876,050

                                                             6,108,347
Variety Stores (0.34%)
   Wal-Mart Stores, Inc.                       16,000          772,000


                                  Total Common Stocks      129,699,751

Preferred Stock (0.68%)

Telephone Communication (0.68%)
   Sprint - 8.25% Convertible Preferred        17,500        1,522,500

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Bonds (23.40%)

Beverages (0.61%)
   Seagram Co., Ltd. Notes;
      6.50%; 4/1/2003                      $1,400,000      $ 1,378,143

Blast Furnace & Basic Steel
Products (0.78%)
   Carpenter Technology Corp.
     Medium-Term Notes;
     6.99%; 4/20/2018                       1,700,000        1,552,226
   Quanex Corp. Convertible
     Subordinated Debentures;
     6.88%; 6/30/2007                         200,000          210,000

                                                             1,762,226
Business Credit Institutions (1.33%)
   CIT Group Holdings Senior
     Medium-Term Notes;
     6.38%; 10/1/2002                       1,500,000        1,490,681
   Heller Financial, Inc. Notes;
     6.44%; 10/6/2002                       1,500,000        1,496,642

                                                             2,987,323
Commercial Banks (1.57%)
   J.P. Morgan & Co., Inc.
     Subordinated Notes;
     6.70%; 11/1/2007                       1,800,000        1,773,585
   NationsBank Corp. Subordinated
     Notes; 7.80%; 9/15/2016                1,700,000        1,759,043

                                                             3,532,628
Communications Equipment (0.79%)
   Motorola, Inc. Debentures;
     7.50%; 5/15/2025                       1,750,000        1,764,952

Computer & Office Equipment (0.41%)
   Seagate Technology, Inc.
     Senior Notes;
     7.37%; 3/1/2007                        1,000,000          933,175

Consumer Products (1.12%)
   Philip Morris Cos., Inc. Notes;
     7.25%; 9/15/2001                       1,500,000        1,520,778
     6.15%; 3/15/2010                       1,000,000          999,020

                                                             2,519,798
Department Stores (0.79%)
   Dillards, Inc.
     Notes; 7.38%; 6/1/2006                   845,000          843,114
   Fred Meyer, Inc. Senior Notes;
     7.38%; 3/1/2005                          925,000          937,420

                                                             1,780,534
Farm & Garden Machinery (0.74%)
   Deere & Co. Senior Debentures;
     8.50%; 1/9/2022                        1,500,000        1,666,887

Fire, Marine & Casualty Insurance (0.59%)
   St. Paul Cos., Inc.
     Medium Term Notes; Series C
     6.38%; 12/15/2008                      1,400,000        1,334,459

Forest Products (0.63%)
   Weyerhaeuser Co. Debentures;
     6.95%; 10/1/2027                      $1,500,000      $ 1,409,911

General Government, NEC (0.98%)
   Province of Quebec, Canada
     Debentures; 7.50%; 7/15/2002             700,000          718,802
     7.00%; 1/30/2007                       1,500,000        1,494,435

                                                             2,213,237
Medical Service & Health
Insurance (0.22%)
   Aetna Services, Inc.;
     6.38%; 8/15/2003                         500,000          494,623

Miscellaneous Investing (1.11%)
   Federal Realty Investment Trust
     Notes; 8.88%; 1/15/2000                1,000,000        1,014,046
   Kimco Realty Corp. Senior Notes;
     6.50%; 10/1/2003                       1,525,000        1,489,092

                                                             2,503,138
Mortgage Bankers & Brokers (0.76%)
   Countrywide Funding Corp.
     Medium-Term Notes;
     6.54%; 4/14/2000                       1,700,000        1,705,551

Motor Vehicles & Equipment (1.43%)
   Chrysler Corp. Debentures;
     7.45%; 3/1/2027                        1,800,000        1,819,125
   General Motors Corp. Debentures;
     7.70%; 4/15/2016                       1,353,000        1,390,904

                                                             3,210,029
Paper & Paper Products (0.35%)
   Boise Cascade Office Products
     Corp. Notes; 7.05%; 5/15/2005            800,000          779,022

Paper Mills (0.49%)
   International Paper Co. Notes;
     6.88%; 7/10/2000                       1,100,000        1,104,940

Personal Credit Institutions (1.32%)
   Associates Corp. of North America
     Senior Notes; 6.45%; 10/15/2001        1,500,000        1,505,613
   Ford Motor Credit Co. Notes;
     7.75%; 3/15/2005                       1,400,000        1,463,875

                                                             2,969,488
Petroleum & Petroleum
Products (0.67%)
   Enron Corp. Notes;
     6.75%; 9/1/2004                        1,500,000        1,498,054

Plumbing & Heating, Except
Electricity (0.44%)
   Masco Corp. Notes; 6.13%; 9/15/2003      1,000,000          989,545

Railroads (1.47%)
   Norfolk Southern Debentures;
     9.00%; 3/1/2021                       $1,500,000      $ 1,715,538
   Union Pacific Corp. Notes;
     7.00%; 6/15/2000                       1,575,000        1,585,003

                                                             3,300,541
Security Brokers & Dealers (3.24%)
   Bear Stearns Cos., Inc. Senior Notes;
     6.13%; 2/1/2003                        1,600,000        1,563,035
   Lehman Brothers, Inc. Senior
     Subordinated Notes;
     6.13%; 2/1/2001                        1,300,000        1,290,774
     7.25%; 4/15/2003                       1,300,000        1,304,525
   Morgan Stanley Group, Inc.
     Debentures; 8.88%; 10/15/2001          1,530,000        1,615,686
   Salomon Smith Barney Holdings, Inc.
     7.98%; 3/1/2000                        1,500,000        1,518,747

                                                             7,292,767
Surety Insurance (1.56%)
   Allstate Corp. Debentures;
     6.75%; 5/15/2018                       2,650,000        2,549,843
   MBIA, Inc. Debentures;
     7.00%; 12/15/2025                      1,000,000          954,282

                                                             3,504,125
Trucking & Courier Services,
Except Air (0.00%)
   Builders Transport, Inc. Convertible
     Subordinated Debentures;
     6.50%; 5/1/2011                          306,000(b)           765


                                          Total Bonds       52,635,861

--------------------------------------------------------------------------------
                                             Principal
 Type      Rate      Maturity                 Amount         Value
--------------------------------------------------------------------------------

Federal National Mortgage Association (FNMA)
Certificates (0.64%)

FNMA      6.50%    8/1/2028                $1,484,666      $ 1,437,018

Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (3.28%)

FHLMC     6.00     1/1/2029                   987,265          930,891
FHLMC     6.50     9/1/2027-5/1/2029        5,132,965        4,970,577
FHLMC     7.00     12/1/2027                1,487,567        1,475,262


                             Total FHLMC Certificates        7,376,730

Government National Mortgage Association (GNMA)
Certificates (2.18%)

GNMA II    6.00    9/20/2026-7/20/2028      5,259,746        4,911,429

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Asset-Backed Securities (7.44%)

Commercial Banks (0.90%)
   Chase Manhattan Credit Card
     Master Trust Asset-Backed
     Cert., Series 1997-2, Class A;
     6.30%; 4/15/2003                      $2,000,000      $ 2,013,580

Mortgage Pass-Through Securities (6.54%)
   Chase Commercial Mortgage Securities
     Corp. Mortgage Pass-Through
     Cert., Series 1998-1, Class B;
     6.56%; 5/15/2008                       2,800,000        2,767,156
   DLJ Commercial Mortgage Corp.,
     Mortgage Pass-Through Cert.,
     Series 1998-CF1, Class A-1B;
     6.41%; 2/18/2008                       2,900,000        2,781,274
   First Union Commercial Mortgage
     Trust Commercial Mortgage
     Pass-Through Certificate,
     Series 1999-C1, Class B;
     6.22%; 12/15/2008                      1,900,000        1,830,517
   GMAC Commercial Mortgage
     Securities, Inc. Mortgage
     Pass-Through Certificates,
     Series 1998-C2, Class C;
     6.50%; 8/15/2008                       2,500,000        2,380,950
   J.P. Morgan Commercial Mortgage
     Finance Corp. Mortgage
     Pass-Through Certificates,
     Series 1999-C7, Class B;
     6.66%; 10/15/2035                      1,000,000          993,720
   LB Commercial Mortgage Trust,
     Mortgage Pass-Through Cert.,
     Series 1998-C4, Class A-1B;
     6.21%; 10/15/2008                      2,000,000        1,904,340
   Morgan Stanley Capital I Inc.
     Commercial Mortgage,
     Series 1999-RM1, Class B;
     6.81%; 11/15/2008                      2,100,000        2,056,031

                                                            14,713,988


                        Total Asset-Backed Securities       16,727,568

Commercial Paper (4.05%)

Personal Credit Institutions (4.05%)
   Investment in Joint Trade Account,
     Associates Corp. of North Amercia;
     5.75%; 7/1/1999                        9,107,971        9,107,971


                 Total Portfolio Investments (99.33%)      223,418,828

Cash and receivables, net of liabilities (0.67%)             1,516,341


                           Total Net Assets (100.00%)     $224,935,169



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - Security in default.

BLUE CHIP ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held          Value
--------------------------------------------------------------------------------

Common Stocks (98.30%)

Bakery Products (2.66%)
   Sara Lee Corp.                               6,200        $ 140,663

Beverages (5.33%)
   Anheuser-Busch Cos., Inc.                    1,900          134,781
   PepsiCo, Inc.                                3,800          147,013

                                                              281,794
Commercial Banks (5.97%)
   Bank One Corp.                               2,700          160,819
   J.P. Morgan & Co., Inc.                      1,100          154,550

                                                              315,369
Computer & Office Equipment (6.33%)
   Automatic Data Processing, Inc.              3,500          154,000
   Hewlett-Packard Co.                          1,800          180,900

                                                               334,900
Drugs (11.54%)
   American Home Products Corp.                 2,500          143,750
   Johnson & Johnson                            1,800          176,400
   Merck & Co., Inc.                            2,000          148,000
   Pharmacia & Upjohn, Inc.                     2,500          142,031

                                                               610,181
Eating & Drinking Places (2.81%)
   McDonald's Corp.                             3,600          148,725

Electrical Industrial Apparatus (2.85%)
   Emerson Electric Co.                         2,400          150,900

Electronic Components &
Accessories (3.23%)
   Motorola, Inc.                               1,800          170,550

Electronic Distribution Equipment (2.78%)
   General Electric Co.                         1,300          146,900

Fire, Marine & Casualty Insurance (5.68%)
   American International Group, Inc.           1,200          140,475
   Chubb Corp.                                  2,300          159,850

                                                               300,325
General Industrial Machinery (2.10%)
   Pall Corp.                                   5,000          110,937

Grain Mill Products (2.62%)
   Kellogg Co.                                  4,200          138,600

Groceries & Related Materials (2.88%)
   Sysco Corp.                                  5,100          152,044

Medical Instruments & Supplies (2.44%)
   Becton, Dickinson & Co.                      4,300          129,000

Metal Cans & Shipping
Containers (2.59%)
   Crown Cork & Seal Co., Inc.                  4,800          136,800

Miscellaneous Converted Paper
Products (3.12%)
   Minnesota Mining & Mfg. Co.                  1,900        $ 165,181

Miscellaneous Food & Kindred
Products (2.72%)
   Bestfoods                                    2,900          143,550

Miscellaneous Shopping Goods (1.45%)
   Toys `R' Us, Inc.                            3,700(a)        76,544

Petroleum Refining (8.66%)
   Exxon Corp.                                  1,900          146,537
   Mobil Corp.                                  1,500          148,500
   Royal Dutch Petroleum Co. ADR                2,700          162,675

                                                               457,712
Preserved Fruits & Vegtables (2.84%)
   H.J. Heinz Co.                               3,000          150,375

Sanitary Services (3.42%)
   Browning-Ferris Industries, Inc.             4,200          180,600

Sugar & Confectionery Products (2.72%)
   Wrigley (Wm.) Jr. Co.                        1,600          144,000

Telephone Communications (5.90%)
   AT&T Corp.                                   2,600          145,112
   GTE Corp.                                    2,200          166,650

                                                               311,762
Variety Stores (2.74%)
   Wal-Mart Stores, Inc.                        3,000          144,750

Women's Clothing Stores (2.92%)
   The Limited, Inc.                            3,400          154,275


                                  Total Common Stocks        5,196,437

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Commercial Paper (2.25%)

Personal Credit Institutions (2.25%)
   Investments in Joint Trade Account,
     Associates Corp.; 5.75%; 7/1/99         $119,064        $ 119,064


                Total Portfolio Investments (100.55%)        5,315,501

Liabilites, net of cash and receivables (-0.55%)               (29,319)


                                     Total Net Assets       $5,286,182



(a) Non-income producing security - No dividend paid during the period.

BOND ACCOUNT

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Bonds (93.57%)

Air Transportation, Scheduled (2.74%)
   Continental Airlines Pass-Through Cert.,
     Series 1999-2 Class A-1;
     7.26%; 9/15/2021                      $2,000,000      $ 2,027,360
   Federal Express Corp.,
     Pass-Through Cert.;
     7.96%; 3/28/2017                         282,311          283,124
     7.58%; 7/2/2019                          500,000          500,785
   Northwest Airlines Pass-Through Cert.,
     Series 1999-1 Class 1A;
     6.81%; 2/1/2020                          700,000          674,912

                                                             3,486,181
Bakery Products (0.73%)
   Nabisco, Inc. Notes; 7.05%; 7/15/2007      950,000          928,000

Beverages (1.28%)
   Joseph E. Seagram & Sons Guaranteed
     Debentures; 8.88%; 9/15/2011           1,500,000        1,627,290

Broadwoven Fabric Mills,
Cotton (1.05%)
   Burlington Industries, Inc. Notes;
     7.25%; 9/15/2005                       1,500,000        1,336,260

Cable & Other Pay TV Services (1.12%)
   CSC Holdings, Inc. Senior Notes;
     7.25%; 7/15/2008                       1,500,000        1,425,000

Cash Grains (0.24%)
   Aktiebolaget SKF Senior Notes;
     7.63%; 7/15/2003                         300,000          302,914

Combination Utility Services (2.06%)
   Puget Sound Power & Light Co. First
     Mortgage Medium-Term Notes,
     Series A; 7.75%; 2/1/2007             $2,500,000        2,613,735

Communications Equipment (1.68%)
   QWest Communications
     International, Inc. Senior Notes;
     7.50%; 11/1/2008                       2,200,000        2,131,250

Computer & Data Processing
Services (2.34%)
   Comdisco, Inc.
     Medium-Term Notes;
     6.65%; 11/13/2001                      1,000,000          996,727
     Notes; 6.00%; 1/30/2002                2,000,000        1,971,664

                                                             2,968,391
Computer & Office Equipment (3.01%)
   International Game Technology
     Senior Notes; 8.38%; 5/15/2009         2,000,000(a)     1,962,500
   Seagate Technology, Inc. Senior Notes;
     7.37%; 3/1/2007                        2,000,000        1,866,350

                                                             3,828,850
Credit Reporting & Collection (2.34%)
   Orix Credit Alliance Short-Term Notes;
     7.00%; 3/15/2001                      $3,000,000(a)   $ 2,971,551

Crude Petroleum & Natural Gas (1.31%)
   Louis Dreyfus Natural Gas Corp.
     Senior Notes; 6.88%; 12/1/2007         1,500,000        1,402,170
   Occidental Petroleum Corp.
     Medium-Term Notes;
     9.73%; 6/15/2001                         250,000          262,120

                                                             1,664,290
Department Stores (2.98%)
   Fred Meyer, Inc. Senior Notes;
     7.38%; 3/1/2005                        1,500,000        1,520,140
   Harcourt General, Inc. Subordinated
     Notes; 9.50%; 3/15/2000                  350,000          355,099
   J.C. Penney Co., Inc. Medium-Term
     Notes, Series A;
     6.88%; 10/15/2015                      1,500,000        1,342,073
   Sears Roebuck Co. Medium-Term
     Notes; 9.05%; 2/6/2012                   500,000          572,834

                                                             3,790,146
Drug Stores & Proprietary Stores (1.08%)
   Rite Aid Corp. Senior Debentures;
     6.88%; 8/15/2013                       1,500,000        1,375,082

Eating & Drinking Places (2.29%)
   Aramark Services, Inc.;
     6.75%; 8/1/2004                        3,000,000        2,910,717

Electric Services (6.83%)
   AES Ironwood LLC Senior Secured
     Bonds; 8.88%; 11/30/2025               3,000,000(a)     3,013,170
   CE Generation LLC Senior Secured
     Notes; 7.42%; 12/15/2018               1,000,000(a)       968,930
   Calpine Corp. Notes; 7.75%; 4/15/2009    2,000,000        1,875,000
   Commonwealth Edison Co. Debentures;
     6.95%; 7/15/2018                       1,000,000          964,945
   East Coast Power, LLC Senior Secured
     Notes; 7.53%; 6/30/2017               $2,000,000        1,858,460

                                                             8,680,505
Engines & Turbines (0.73%)
   Brunswick Corp. Debentures;
     7.38%; 9/1/2023                        1,000,000          934,908

Fabricated Rubber Products,
NEC (0.21%)
   M.A. Hanna Co. Senior Notes;
     9.38%; 9/15/2003                         250,000          269,370

Farm & Garden Machinery (1.13%)
   Case Corp. Notes; 7.25%; 1/15/2016       1,500,000        1,436,628

Funeral Service & Crematories (1.45%)
   Service Corp. International Notes;
   6.00%; 12/15/2005                        2,000,000        1,837,858

Gas Production & Distribution (0.59%)
   Enron Corp. Notes;
     7.13%; 5/15/2007                         750,000          746,017

General Government, NEC (0.41%)
   Ontario Hydro Debentures;
     7.45%; 3/31/2013                       $ 500,000      $   516,310

General Industrial Machinery (0.75%)
   Timken Co. Medium-Term Notes;
     6.20%; 1/15/2008                       1,000,000          952,410

Gold & Silver Ores (0.55%)
   Placer Dome, Inc. Notes;
     7.13%; 6/15/2007                         750,000          703,467

Grain Mill Products (0.82%)
   Ralston Purina Co. Debentures;
     7.75%; 10/1/2015                       1,000,000        1,044,584

Groceries & Related Products (1.13%)
   Supervalu, Inc. Medium-Term Notes,
     Series B; 6.49%; 12/12/2005            1,500,000        1,442,199

Grocery Stores (1.65%)
   American Stores Co. Bonds;
     8.00%; 6/1/2006                        1,000,000        1,072,555
   Food Lion, Inc. Notes;
     7.55%; 4/15/2007                       1,000,000        1,025,542

                                                             2,098,097
Highway & Street Construction (1.35%)
   Foster Wheeler Corp. Notes;
      6.75%; 11/15/2005                     1,900,000        1,709,791

Hospitals (0.39%)
   Columbia/HCA Healthcare Corp.
     Medium-Term Notes;
     8.70%; 2/10/2010                         500,000          489,846

Hotels & Motels (3.51%)
   Hilton Hotels Corp. Notes;
     7.70%; 7/15/2002                       1,500,000        1,515,005
   Marriott International, Inc. Notes;
     6.63%; 11/15/2003                      3,000,000        2,938,383

                                                             4,453,388
Household Furniture (0.38%)
   Masco Corp. Debentures;
     7.13%; 8/15/2013                         500,000          482,487

Industrial Organic Chemicals (1.99%)
   Equistar Chemicals LP Senior Notes;
     8.75%; 2/15/2009                       2,500,000(a)     2,526,768

Life Insurance (0.78%)
   John Hancock Mutual Life Insurance
     Co. Surplus Notes;
     7.38%; 2/15/2024                       1,000,000(a)       989,812

Lumber & Construction
Materials (1.29%)
   Crane Co. Notes; 8.50%; 3/15/2004        1,524,000        1,634,638

Machinery, Equipment &
Supplies (0.59%)
   AAR Corp. Notes; 7.25%; 10/15/2003         750,000          747,556

Management & Public Relations (0.77%)
   ServiceMaster Co. Ltd. Notes;
     6.95%; 8/15/2007                      $1,000,000      $   973,957

Medical Instruments & Supplies (0.38%)
   Delphi Automotive Systems Corp.;
     6.13%; 5/1/2004                          500,000          487,082

Millwork, Plywood & Structural
Members (0.09%)
   Georgia-Pacific Corp.
     Debentures; 9.50%; 12/1/2011             100,000          115,676

Miscellaneous Investing (2.86%)
   First Industrial LP Medium-Term
     Notes; 7.00%; 12/1/2006                2,000,000        1,925,876
   Washington REIT Senior Notes;
     7.25%; 8/13/2006                       1,000,000          976,998
   Weingarten Realty Investors
     Medium-Term Notes;
     7.29%; 5/23/2005                         750,000          736,635

                                                             3,639,509
Miscellaneous Metal Ores (0.29%)
   Cyprus Minerals Co. Notes;
     10.13%; 4/1/2002                         350,000          366,808

Mortgage Bankers & Brokers (1.50%)
   Chase Commercial Mortgage
     Securities Corp. Class C Notes;
     6.60%; 12/19/2007                      2,000,000        1,911,900

Motor Vehicles & Equipment (1.70%)
   Ford Motor Credit Co. Senior Notes;
     5.80%; 1/12/2009                       1,500,000        1,371,450
   TRW, Inc. Medium-Term Notes;
     9.25%; 12/30/2011                        700,000          789,034

                                                             2,160,484
Newspapers (3.60%)
   News America Holdings, Inc.
     Guaranteed Senior Notes;
     8.50%; 2/15/2005                       1,500,000        1,585,507
   United News & Media PLC Notes;
     7.75%; 7/1/2009                        3,000,000        2,991,390

                                                             4,576,897
Oil & Gas Field Services (1.91%)
   Petroleum Geo-Services ASA
     Notes; 7.50%; 3/31/2007                2,000,000        2,000,582
   R&B Falcon Senior Notes;
     6.75%; 4/15/2005                         500,000          420,000

                                                             2,420,582
Operative Builders (1.49%)
   Pulte Corp.
     Senior Notes; 8.38%; 8/15/2004         1,000,000        1,012,446
     Notes; 7.63%; 10/15/2017               1,000,000          881,000

                                                             1,893,446
Paper & Paper Products (1.15%)
   Boise Cascade Office Products Corp.
     Notes; 7.05%; 5/15/2005               $1,500,000      $ 1,460,666

Paper Mills (1.50%)
   Bowater, Inc. Debentures;
     9.38%; 12/15/2021                        200,000          235,915
   Champion International Corp. Notes;
     9.88%; 6/1/2000                          250,000          257,312
     7.10%; 9/1/2005                          875,000          871,125
   Potlatch Corp. Medium-Term
     Notes; 8.75%; 1/14/2022                  500,000          536,831

                                                             1,901,183
Petroleum Refining (2.57%)
   Ashland Oil, Inc. Medium-Term Notes,
     Series F; 8.54%; 1/13/2005               250,000          264,441
     7.71%; 5/11/2007                         500,000          509,129
     7.73%; 7/15/2013                         250,000          253,457
   Sun Co., Inc.
     Notes; 7.13%; 3/15/04                    200,000          200,085
     Debentures; 9.00%; 11/1/2024             500,000          549,281
   Tosco Corp. Notes; 7.25%; 1/1/2007       1,500,000        1,485,555

                                                             3,261,948
Public Building & Related
Furniture (0.77%)
   Lear Corp. Senior Notes;
     7.96%; 5/15/2005                       1,000,000(a)       975,283

Pulp Mills (0.16%)
   International Paper Co. Medium-Term
     Notes; 9.70%; 8/15/2000                  200,000          206,883

Railroads (1.49%)
   Union Pacific Corp.
     Notes; 6.40%; 2/1/2006                 1,000,000          957,286
     Debentures; 7.00%; 2/1/2016            1,000,000          941,893

                                                             1,899,179
Rental of Railroad Cars (0.76%)
   Gatx Capital Corp. Medium-Term
     Notes, Series C; 6.86%; 10/13/2005     1,000,000          969,498

Residential Building Construction (1.48%)
   D.R. Horton, Inc. Senior Notes;
     8.00%; 2/1/2009                        2,000,000        1,880,000

Sanitary Services (1.21%)
   Laidlaw, Inc. Senior Notes;
     7.88%; 4/15/2005                       1,045,000        1,032,986
   WMX Technologies, Inc. Notes;
     7.00%; 10/15/2006                        500,000          498,286

                                                             1,531,272
Search & Navigation Equipment (2.13%)
   Raytheon Co. Notes;
     6.40%; 12/15/2018                      3,000,000(a)     2,701,914

Security Brokers & Dealers (4.27%)
   Bear Stearns Co., Inc. Senior Notes;
     7.00%; 3/1/2007                        2,500,000        2,441,992
   Lehman Brothers, Inc.
     Senior Subordinated Notes;
     7.38%; 1/15/2007                       3,000,000        2,979,003

                                                             5,420,995
Telephone Communication (8.57%)
   Airtouch Communications, Inc. Notes;
     6.65%; 5/1/2008                       $2,500,000      $ 2,432,370
   GTE Corp. Notes; 6.36%; 4/15/2006        2,500,000        2,436,772
   Sprint Capital Corp. Notes;
     5.70%; 11/15/2003                      3,000,000        2,885,565
     8.13%; 7/15/2002                         500,000          518,346
   WorldCom, Inc. Notes;
     7.75%; 4/1/2007                        2,500,000        2,612,635

                                                            10,885,688
Variety Stores (0.14%)
   Dayton-Hudson Corp. Debentures;
     9.63%; 2/1/2008                          150,000          173,851


                                          Total Bonds      118,870,997

Asset-Backed Securities (3.85%)

Investment Offices (2.25%)
   Morgan Stanley Capital I, Inc.
     Commercial Mortgage
     Pass-Through Cert., Series 99-WF1,
     Class C; 6.54%; 10/15/2008             3,000,000        2,861,010

Security Brokers & Dealers (1.60%)
   Merrill Lynch Mortgage Investors, Inc.
     Collateralized Mortgage-Backed
     Security, Series 95-C3, Class C;
     7.34%*; 12/26/2025                     2,000,000        2,026,840


                        Total Asset-Backed Securities        4,887,850

Commercial Paper (1.81%)

Personal Credit Institutions (1.81%)
   Investment in Joint Trade Account;
     Associates Corp.; 5.75%; 7/1/1999      2,306,535        2,306,535


                 Total Portfolio Investments (99.23%)      126,065,382

Cash, receivables and other assets,
   net of liabilities (0.77%)                                  978,702


                           Total Net Assets (100.00%)     $127,044,084



(a)  Restricted  security - See Note 4 to the financial  statements.
*    Variable rate (monthly).

CAPITAL VALUE ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held          Value
--------------------------------------------------------------------------------

Common Stocks (97.72%)

Bakery Products (1.03%)
   Sara Lee Corp.                             196,200      $ 4,451,287

Beverages (2.60%)
   PepsiCo, Inc.                              289,500       11,200,031

Books (0.48%)
   McGraw-Hill Cos., Inc.                      38,600      $ 2,081,987

Combination Utility Services (1.23%)
   Montana Power Co.                           75,000        5,287,500

Commercial Banks (19.55%)
   Bank of America Corp.                      139,100       10,197,769
   Bank One Corp.                             175,434       10,449,288
   Chase Manhattan Corp.                      160,000       13,860,000
   Comerica, Inc.                             142,500        8,469,844
   First American Corp.                       230,000        9,559,375
   First Union Corp.                          213,220       10,021,340
   Keycorp                                    206,000        6,617,750
   Summit Bancorp.                            175,300        7,329,731
   Union Planters Corp.                       170,600        7,623,687

                                                            84,128,784
Communications Equipment (2.38%)
   Harris Corp.                               261,500       10,247,531

Crude Petroleum & Natural Gas (2.60%)
   Texaco, Inc.                               179,000       11,187,500

Department Stores (2.28%)
   Sears, Roebuck & Co.                       219,800        9,794,838

Drug Stores & Proprietary
Stores (2.50%)
   Rite Aid Corp.                             436,800       10,756,200

Drugs (7.09%)
   Abbott Laboratories                        224,800       10,228,400
   American Home Products Corp.               202,000       11,615,000
   Merck & Co., Inc.                          117,400        8,687,600

                                                            30,531,000
Electric Lighting & Wiring
Equipment (1.57%)
   Cooper Industries, Inc.                    130,200        6,770,400

Electric Services (1.38%)
   FPL Group, Inc.                             38,500        2,103,062
   Reliant Energy, Inc.                       139,000        3,839,875

                                                             5,942,937
Grain Mill Products (1.92%)
   Kellogg Co.                                250,200        8,256,600

Greeting Cards (2.28%)
   American Greetings Corp.                   325,400        9,802,675

Groceries & Related Products (1.92%)
   Sysco Corp.                                277,200        8,264,025

Grocery Stores (0.91%)
   Albertson's, Inc.                           75,600        3,898,125

Life Insurance (2.24%)
   American General Corp.                     128,000        9,648,000

Machinery, Equipment & Supplies (2.60%)
   Grainger (W. W.), Inc.                     208,300       11,209,144

Management & Public Relations (1.73%)
   Dun & Bradstreet Corp.                     209,900        7,438,331

Measuring & Controlling Devices (1.01%)
   Beckman Coulter, Inc.                       43,300      $ 2,105,463
   Mallinckrodt, Inc.                          62,000        2,255,250

                                                             4,360,713
Metal Cans & Shipping Containers (3.59%)
   Ball Corp.                                 130,200        5,500,950
   Crown Cork & Seal Co., Inc.                349,000        9,946,500

                                                            15,447,450
Miscellaneous Converted Paper
Products (5.14%)
   Avery Dennison Corp.                       205,500       12,407,063
   Minnesota Mining & Mfg. Co.                111,900        9,728,306

                                                            22,135,369
Miscellaneous Food & Kindred
Products (0.17%)
   Universal Foods Corp.                       34,400          726,700

Miscellaneous Furniture &
Fixtures (2.47%)
   Newell Rubbermaid, Inc.                    228,300       10,615,950

Paper Mills (2.61%)
   Kimberly Clark Corp.                       196,900       11,223,300

Petroleum Refining (6.91%)
   Atlantic Richfield Co.                     156,400       13,069,175
   Chevron Corp.                              115,300       10,975,119
   Exxon Corp.                                 74,000        5,707,250

                                                            29,751,544
Plumbing & Heating, Except
Electric (1.99%)
   Masco Corp.                                296,400        8,558,550

Rental of Railroad Cars (1.95%)
   GATX Corp.                                 220,000        8,373,750

Sanitary Services (3.16%)
   Browning-Ferris Industries, Inc.           316,000       13,588,000

Telephone Communication (10.43%)
   AT&T Corp.                                 182,250       10,171,828
   Bell Atlantic Corp.                        182,500       11,930,938
   SBC Communications, Inc.                   195,384       11,332,272
   U.S. West, Inc.                            194,600       11,432,750

                                                            44,867,788


                                  Total Common Stocks      420,546,009

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Commercial Paper (2.13%)

Personal Credit Institutions (2.13%)
   Investment In Joint Trade Account,
     Associates Corp.; 5.75%; 7/1/1999     $9,144,534      $ 9,144,534


                 Total Portfolio Investments (99.85%)      429,690,543

Cash and receivables, net of liabilities (0.15%)               658,444


                           Total Net Assets (100.00%)     $430,348,987



GOVERNMENT SECURITIES ACCOUNT

--------------------------------------------------------------------------------
                                             Principal
 Type      Rate      Maturity                 Amount         Value
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (28.14%)

FHLMC       5.50%  3/1/2024                $  239,658      $   221,595
FHLMC       6.00   1/1/2009-1/1/2026        5,761,828        5,557,521
FHLMC       6.50   6/1/2018-12/1/2028      15,533,333       15,059,095
FHLMC       7.00   1/1/2024-10/1/2028      11,837,748       11,737,876
FHLMC       7.50   3/1/2023-12/1/2027         686,785          694,610
FHLMC Gold  5.50   2/1/2024                   886,273          817,560
FHLMC Gold  6.00   7/1/2009                 2,000,000        1,951,622
FHLMC Gold  6.50   10/1/2025-5/1/2026       1,280,964        1,244,823
FHLMC Gold  7.00   9/1/2023-5/1/2028        2,018,011        2,003,389
FHLMC Gold  7.50   2/1/2022-8/1/2027        1,031,530        1,045,687


                             Total FHLMC Certificates       40,333,778

Federal National Mortgage Association (FNMA)
Certificates (15.60%)

FNMA        5.50   5/1/2024                 1,009,048          930,862
FNMA        6.00   2/1/2009-11/1/2028       7,029,575        6,707,894
FNMA        6.50   11/1/2023-8/1/2025      10,205,473        9,896,882
FNMA        7.00   8/1/2023-11/1/2027       3,215,703        3,187,595
FNMA        7.50   4/1/2022-7/1/2027          906,919          973,237
FNMA Gold   6.50   8/1/2025                   684,228          661,114


                              Total FNMA Certificates       22,357,584

Government National Mortgage Association (GNMA)
Certificates (25.85%)

GNMA I      6.50   5/15/2026-8/15/2028      2,764,238        2,669,089
GNMA I      7.00   1/15/2024-5/15/2028      5,146,541        5,088,018
GNMA I      7.50   1/15/2027-2/15/2027      1,273,900        1,290,599
GNMA I      8.00   10/15/2016-6/15/2017       770,456          801,107
GNMA II     6.00   5/20/2024-7/1/2029      26,077,068       24,422,573
GNMA II     6.50   12/20/2025-2/20/2026     2,873,795        2,768,505


                              Total GNMA Certificates       37,039,891

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Private Export Funding Corporation (PEFCO)
Certificates (13.97%)

Private Export Funding Corp.
   Notes;
     6.24%; 5/15/2002                      $  200,000      $   201,365
     7.01%; 4/30/2004                         280,000          289,617
     7.90%; 3/31/2000                       1,550,000        1,576,187
     8.40%; 7/31/2001                       1,000,000        1,049,232
   Secured Notes;
     6.62%; 10/1/2005                       2,200,000        2,238,885
     9.45%; 12/31/1999                      5,200,000        5,300,932
   Series KK, Senior Secured Notes;
     8.75%; 6/30/2003                       1,373,000        1,497,756
   Series SS, Senior Secured Notes;
     5.50%; 3/15/2001                       3,375,000        3,358,358
     5.80%; 2/1/2004                        2,200,000        2,155,479
     7.03%; 10/31/2003                      2,275,000        2,347,217


                             Total PEFCO Certificates       20,015,028

Student Loan Marketing Association (SLMA)
Certificates (13.31%)

Student Loan Marketing Association
   Debentures;
     7.30%; 8/1/2012                       10,000,000       10,655,380
     8.47%; 12/1/2008                       1,000,000        1,132,867
     9.15%; 12/1/2004                       1,200,000        1,351,123
   Global Notes;
     5.89%; 11/17/1999                      1,500,000        1,502,718
     6.05%; 9/14/2000                       1,000,000        1,003,950
     7.50%; 3/8/2000                          500,000          506,535
   Medium-Term Notes;
     5.57%; 3/17/2000                       1,000,000          999,888
   Notes;
     6.13%; 12/1/2005                       1,560,000        1,524,374
     9.25%; 6/1/2004                          350,000          393,439


                              Total SLMA Certificates       19,070,274

Other Federal Agencies (2.59%)

Agency-Backed Bonds (2.59%)

   Tennessee Valley Authority Bonds;
     6.50%; 8/20/2001                       1,374,000        1,390,610
   Tennessee Valley Authority
     Global Notes; 0.00%; 5/1/2000          1,000,000(a)       955,979
     6.38%; 6/15/2005                         385,000          386,130
   Tennessee Valley Authority
     Notes; 5.28%; 9/14/2001                1,000,000          984,048


                         Total Other Federal Agencies        3,716,767

Federal Agency Short-Term Obligations (0.87%)

Federal & Federally Sponsored
Credit (0.87%)

   Investment in Joint Trading Account,
     Federal Home Loan Mortgage
     Corp.; 4.60%; 7/1/1999                $1,248,334      $ 1,248,334


                Total Portfolio Investments (100.33%)      143,781,656

Liabilities, net of cash and receivables (-0.33%)             (478,702)


                           Total Net Assets (100.00%)     $143,302,954




(a) Non-income producing security - zero-coupon bond.

GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held          Value
--------------------------------------------------------------------------------

Common Stocks (96.85%)

Accounting, Auditing &
Bookkeeping (1.05%)
   Paychek, Inc.                              106,500      $ 3,394,688

Advertising (1.11%)
   Interpublic Group of Cos., Inc.             41,300        3,577,612

Beverages (2.61%)
   Coca-Cola Co.                               31,600        1,975,000
   PepsiCo, Inc.                              166,900        6,456,944

                                                             8,431,944
Carpets & Rugs (0.28%)
   Shaw Industries, Inc.                       54,800(a)       904,200

Cash Grains (1.08%)
   Pioneer Hi-Bred International, Inc.         89,700        3,492,694

Commercial Banks (10.04%)
   Bank One Corp.                             110,300        6,569,744
   Chase Manhattan Corp.                       78,100        6,765,413
   Firstar Corp.                               74,556        2,087,568
   FirstMerit Corp.                            43,800        1,229,137
   Mellon Bank Corp.                          180,000        6,547,500
   National City Corp.                         22,980        1,505,190
   US Bancorp                                 164,000        5,576,000
   Wells Fargo Co.                             50,000        2,137,500

                                                            32,418,052
Communications Equipment (2.70%)
   General Instrument Corp.                    82,700(a)     3,514,750
   Lucent Technologies, Inc.                   77,000        5,192,687

                                                             8,707,437
Computer & Data Processing (4.63%)
   BMC Software, Inc.                          15,000(a)   $   810,000
   Compuware Corp.                             50,000(a)     1,590,625
   GTECH Holdings Corp.                        82,100(a)     1,934,481
   IMS Health, Inc.                            50,000        1,562,500
   Microsoft Corp.                             90,000(a)     8,116,875
   Network Associates, Inc.                    63,000(a)       925,313

                                                            14,939,794
Computer & Office Equipment (7.87%)
   Automatic Data Processing, Inc.            119,600        5,262,400
   Ceridian Corp.                             180,600(a)     5,903,363
   Cisco Systems, Inc.                         72,000(a)     4,644,000
   Compaq Computer Corp.                       31,752          752,125
   Hewlett-Packard Co.,                        30,000        3,015,000
   International Business Machines Corp.       32,000        4,136,000
   Pitney Bowes, Inc.                          26,200        1,683,350

                                                            25,396,238
Consumer Products (0.95%)
   Philip Morris Cos., Inc.                    76,000        3,054,250

Drug Stores & Proprietary Stores (2.19%)
   CVS Corp.                                  138,000        7,055,250
Drugs (13.39%)
   American Home Products Corp.               107,200        6,164,000
   Bristol-Myers Squibb Co.                    61,600        4,338,950
   Forest Laboratories, Inc.                   71,200(a)     3,293,000
   Genzyme Corp. - General Division            43,300(a)     2,100,050
   Genzyme Surgical Products                    7,751(a)        34,153
   Johnson & Johnson                           71,400        6,997,200
   Lilly (Eli) & Co.                           50,600        3,624,225
   Merck & Co., Inc.                           80,000        5,920,000
   Pharmacia & Upjohn, Inc.                   113,000        6,419,812
   Smithkline Beecham PLC ADR                  65,100        4,300,669

                                                            43,192,059
Electronic Components &
Accessories (3.85%)
   Intel Corp.                                115,600        6,878,200
   Linear Technology Corp.                     82,400        5,541,400

                                                            12,419,600
Electronic Distribution Equipment (2.17%)
   General Electric Co.                        61,900        6,994,700

Federal & Federally Sponsored
Credit (2.20%)
   Federal Home Loan Mtg. Corp.                68,800        3,990,400
   Federal National Mortgage Association       45,500        3,111,063

                                                             7,101,463
Fire, Marine & Casualty Insurance (0.91%)
   American International Group, Inc.          25,000        2,926,562

General Industrial Machinery (3.71%)
   Ingersoll-Rand Co.                          45,450        2,937,206
   Tyco International Ltd.                     95,200        9,020,200

                                                            11,957,406
Grain Mill Products (1.62%)
   Ralston-Ralston Purina Group               171,700      $ 5,226,119

Groceries & Related Products (1.40%)
   Sysco Corp.                                151,000        4,501,688

Grocery Stores (0.20%)
   Casey's General Stores, Inc.                42,400          636,000

Hospitals (0.66%)
   Universal Health Services, Inc., Class B    44,500(a)     2,124,875

Hotels & Motels (2.25%)
   Marriott International, Inc., Class A      193,900        7,247,012

Investment Offices (0.94%)
   AMVESCAP PLC Sponsored ADR                  65,000        3,022,500

Lumber & Other Building
Materials (2.35%)
   Home Depot, Inc.                           117,600        7,577,850

Medical Instruments & Supplies (2.82%)
   Becton, Dickinson & Co.                     74,000        2,220,000
   Boston Scientific Corp.                    156,200(a)     6,863,037

                                                              9,083,03
Medical Services & Health
Insurance (1.67%)
   AON Corp.                                   38,925        1,605,656
   Foundation Health Systems, Inc., Class A   105,000(a)     1,575,000
   Torchmark Corp.                             10,000          341,250
   United Healthcare Corp.                     30,000        1,878,750

                                                             5,400,656
Miscellaneous Converted Paper
Products (0.43%)
   Minnesota Mining & Mfg. Co.                 16,100        1,399,694

Miscellaneous Fabricated Metal
Products (0.56%)
   Parker-Hannifin Corp.                       39,750        1,818,562

Miscellaneous Food & Kindred
Products (0.37%)
   Bestfoods                                   24,200        1,197,900

Miscellaneous Investing (1.74%)
   Cendant Corp.                              273,108(a)     5,598,714

Motor Vehicles & Equipment (0.64%)
   Dana Corp.                                  45,100        2,077,419

Oil & Gas Field Services (0.99%)
   Schlumberger Ltd.                           50,000        3,184,375

Petroleum Refining (1.24%)
   Atlantic Richfield Co.                      18,200        1,520,838
   Exxon Corp.                                 32,300        2,491,137

                                                             4,011,975
Plumbing & Heating, Except
Electric (0.68%)
   Masco Corp.                                 76,200        2,200,275

Sanitary Services (0.68%)
   Browning-Ferris Industries, Inc.            32,000      $ 1,376,000
   Waste Management, Inc.                      15,225          818,344

                                                             2,194,344
Savings Institutions (2.46%)
   Citigroup, Inc.                            167,397        7,951,358

Soap, Cleaners & Toilet Goods (2.90%)
   Colgate-Palmolive Co.                       25,500        2,518,125
   Ecolab, Inc.                               121,200        5,287,350
   Gillette Co.                                38,000        1,558,000

                                                             9,363,475
Sugar & Confectionery Products (0.70%)
   Wrigley (Wm.) Jr. Co.                       25,000        2,250,000

Telephone Communication (6.96%)
   Ameritech Corp.                             45,000        3,307,500
   AT&T Corp.                                  63,652        3,552,577
   GTE Corp.                                   42,000        3,181,500
   MCI Worldcom, Inc.                         111,295(a)     9,599,194
   Motorola, Inc.                              29,800        2,823,550

                                                            22,464,321
Variety Stores (1.22%)
   Wal-Mart Stores, Inc.                       81,800        3,946,850

Women's & Children's
Undergarments (0.63%)
   Warnaco Group, Inc.                         76,100        2,035,675


                                  Total Common Stocks      312,478,623

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Commercial Paper (4.71%)

Business Credit Institutions (0.12%)
   American Express Credit Corp.;
     5.20%; 7/6/1999                      $   375,000      $   374,729

Miscellaneous Electrical Equipment &
Supplies (0.12%)
   Peacock Funding Corporation;
     5.23%; 7/6/1999                          390,000          389,717

Personal Credit Institutions (4.47%)
   Investment in Joint Trade Account,
     Associates Corp.; 5.75%; 7/1/1999     14,420,104       14,420,104


                               Total Commercial Paper       15,184,550


                Total Portfolio Investments (101.56%)      327,663,173

Liabilities, net of cash and receivables (-1.56%)           (5,031,124)


                           Total Net Assets (100.00%)     $322,632,049



(a) Non-income producing security - No dividend paid during the past twelve months.

HIGH YIELD ACCOUNT

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Bonds (90.86%)

Advertising (3.70%)
   Lamar Advertising Co.
     Senior Subordinated Notes;
     9.63%; 12/1/2006                        $500,000      $   515,000

Aircraft & Parts (1.84%)
   BE Aerospace Senior
     Subordinated Notes;
     9.50%; 11/1/2008                         250,000          255,625

Blast Furnace & Basic Steel
Products (0.87%)
   California Steel Industries, Inc.
     Senior Subordinated Notes;
     8.50%; 4/1/2009                          125,000(a)       121,719

Cable & Other Pay TV
Services (2.99%)
   Century Communications, Inc. Senior
     Notes; 8.75%; 10/1/2007                  100,000           99,250
   Jones Intercable, Inc. Senior Notes;
     9.63%; 3/15/2002                         300,000          316,500

                                                               415,750
Cogeneration - Small Power
Producer (1.41%)
   Calpine Corp. Senior Notes;
     8.75%; 7/15/2007                         200,000          197,000

Communications Equipment (5.89%)
   Echostar DBS Corp. Senior Notes;
     9.38%; 2/1/2009                          500,000(a)       508,750
   FWT, Inc. Senior Subordinated Notes;
     9.88%; 11/15/2007                        200,000(b)        20,000
   QWest Communications
     International, Inc. Senior Notes;
     7.50%; 11/1/2008                         300,000          290,625

                                                               819,375
Communications Services, NEC (5.65%)
   Charter Communications Holdings LLC
     Senior Notes; 8.25%; 4/1/2007            500,000(a)       478,750
   Level 3 Communications, Inc. Step-up*
     Senior Discount Notes; 12/1/2008         500,000(c)       307,500

                                                               786,250
Computer & Data Processing
Services (0.18%)
   DecisionOne Corp. Senior
     Subordinated Notes;
     9.75%; 8/1/2007                          500,000(b)        25,000

Computer & Office Equipment (2.12%)
   International Game Technology
     Senior Notes; 7.88%; 5/15/2004           300,000(a)       294,750

Crude Petroleum & Natural Gas (4.98%)
   Chesapeake Energy Corp. Senior
     Notes, Series A;
     9.63%; 5/1/2005                         $250,000       $  233,750
   Gulf Canada Resources Ltd.
     Senior Notes; 8.35%; 8/1/2006            200,000          194,500
   Louis Dreyfus Natural Gas Co.
     Senior Subordinated Notes;
     9.25%; 6/15/2004                         250,000          265,795

                                                               694,045
Eating & Drinking Places (4.27%)
   Cafeteria Operators L.P.
     Senior Secured Notes;
     12.00%; 12/31/2001                       500,000          495,625
   Foodmaker, Inc. Senior
     Subordinated Notes;
     8.38%; 4/15/2008                         100,000           98,500

                                                               594,125
Electric Services (4.42%)
   AES Corp. Senior Notes;
     9.50%; 6/1/2009                          500,000          513,750
   York Power Funding Ltd.
     Senior Secured Bonds;
     12.00%; 10/30/2007                       100,000(a)       101,500

                                                               615,250
Electrical Work (3.54%)
   Integrated Electrical Services
     Senior Subordinated Notes;
     9.38%; 2/1/2009                          500,000(a)       492,500

Finance Services (1.39%)
   DVI, Inc. Senior Notes;
     9.88%; 2/1/2004                          200,000          194,000

Grocery Stores (1.42%)
   Marsh Supermarkets Senior
     Subordinated Notes;
     8.88%; 8/1/2007                          200,000          198,000

Heavy Construction, Except
Highway (3.38%)
   Mastec, Inc. Senior Subordinated
     Notes; 7.75%; 2/1/2008                   500,000          470,000

Hotels & Motels (5.76%)
   HMH Properties, Inc. Senior Notes;
     7.88%; 8/1/2008                          250,000          230,625
   John Q. Hammons Hotels, L.P. &
     Finance Corp. First Mortgage
     Notes; 8.88%; 2/15/2004                  300,000          279,000
   Vail Resorts, Inc. Senior
     Subordinated Notes;
     8.75%; 5/15/2009                         300,000(a)       291,750

                                                               801,375
Industrial Organic Chemicals (3.63%)
   Equistar Chemicals LP Senior Notes;
     8.75%; 2/15/2009                        $500,000(a)    $  505,353

Men's & Boys' Clothing Stores (0.80%)
   Edison Brothers Stores, Inc. Senior
     Notes; 11.00%; 9/26/2007                 300,000(b)       111,000

Miscellaneous Amusement,
Recreation Service (1.74%)
   Station Casinos, Inc. Senior
     Subordinated Notes,
     8.88%; 12/1/2008                         250,000          242,500

Miscellaneous Equipment Rental &
Leasing (3.85%)
   Rental Service Corp. Senior
     Subordinated Notes;
     9.00%; 5/15/2008                         500,000          536,250

Miscellaneous Shopping Goods
Stores (0.73%)
   Zale Corp. Senior Notes;
     8.50%; 10/1/2007                         100,000          101,500

Paper Mills (0.99%)
   Indah Kiat Finance Mauritius Ltd.
     Guaranteed Senior Notes;
     10.00%; 7/1/2007                         200,000          138,000

Personal Credit Institutions (3.21%)
   MacSaver Financial Services, Inc.
     Notes; 7.60%; 8/1/2007                   200,000          161,750
   Mercury Financial Services Corp.
     Senior Notes; 10.00%; 3/23/2001          300,000(a)       285,000

                                                               446,750
Petroleum Refining (1.87%)
   Crown Central Petroleum Corp.
     Senior Notes; 10.88%; 2/1/2005           300,000          261,000

Public Building & Related
Furniture (1.73%)
   Lear Corp. Senior Notes;
     8.11%; 5/15/2009                         250,000(a)       240,736

Pulp Mills (1.22%)
   Pen-Tab Industries, Inc. Senior
     Subordinated Notes;
     10.88%; 2/1/2007                         200,000          170,000

Radio & Television
Broadcasting (2.44%)
   Antenna TV S.A. Senior Notes;
     9.00%; 8/1/2007                          100,000           95,000
   Chancellor Media Corp.
     Unsecured Notes;
     8.00%; 11/1/2008                         250,000          245,000

                                                               340,000
Residential Building
Construction (1.69%)
   D.R. Horton, Inc. Senior Notes;
     8.00%; 2/1/2009                          250,000          235,000

Retail Stores, NEC (1.26%)
   Cole National Group, Inc.
     Senior Subordinated Notes;
     9.88%; 12/31/2006                       $200,000       $  176,000

Telephone Communication (8.57%)
   Clearnet Communications, Inc.
     Step-up* Senior Discount Notes;
     12/15/2005                               250,000(c)       228,750
   Intermedia Communications, Inc.
     Senior Notes; 8.50%; 1/15/2008           200,000          183,000
   NEXTLINK Communications, Inc.
     Senior Notes; 9.00%; 3/15/2008           200,000          188,000
   Rogers Cablesystems, Ltd. Senior
     Secured Second Priority Notes;
     9.63%; 8/1/2002                          250,000          261,250
   Rogers Cantel, Inc. Senior Secured
     Debentures; 9.75%; 6/1/2016              300,000          332,250

                                                             1,193,250
Water Transportation of
Freight, NEC (3.32%)
   Cenargo International PLC
     First Mortgage Notes;
     9.75%; 6/15/2008                         500,000          462,500


                                          Total Bonds       12,649,603

--------------------------------------------------------------------------------
                                              Shares
                                               Held          Value
--------------------------------------------------------------------------------

Preferred Stock (0.02%)

Fuel Dealers (0.02%)
   Star Gas Partners, L.P.                        132       $    2,269

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Commercial Paper (7.02%)

Business Credit Institutions (2.44%)
   American Express Credit Corp.;
     5.20%; 7/6/1999                         $340,000       $  339,754

Personal Credit Institutions (4.58%)
   Investment in Joint Trade Account,
     Associates Corp.; 5.75%; 7/1/1999        638,225          638,225


                               Total Commercial Paper          977,979


                 Total Portfolio Investments (97.90%)       13,629,851

Cash and receivables, net of liabilities (2.10%)               293,032


                           Total Net Assets (100.00%)      $13,922,883




(a)  Restricted security - See Note 4 to the financial statements.
(b)  Non-income producing security - Security in default.
(c)  Non-income producing security - Zero-step coupon bond.
*    Variable Rate


INTERNATIONAL ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held          Value
--------------------------------------------------------------------------------

Common Stocks (93.56%)

Advertising (1.16%)
   WPP Group PLC                              226,100     $  1,912,094

Blast Furnace & Basic Steel
Products (0.33%)
   Tubos De Acero De Mexico SA ADR             50,000          543,750

Central Reserve Depositories (0.93%)
   Union Bank of Norway                        81,840        1,528,217

Commercial Banks (12.73%)
   Australia & New Zealand Banking Group      386,000        2,838,369
   Bank of Ireland                            194,920        3,275,310
   Housing & Commercial Bank Korea             35,000(a)     1,103,707
   Merita PLC, Class A                        462,460        2,627,844
   National Australia Bank Ltd.               110,986        1,836,599
   Nordbanken Holding AB                       98,000          572,894
   Royal Bank of Canada Montreal, Quebec       60,000        2,635,050
   San Paolo-IMI SPA                          178,345        2,427,776
   Shinhan Bank                                74,000          831,128
   Svenska Handelsbanken, Class A              74,100          889,017
   Svenska Handelsbanken, Class B             169,500        1,874,086

                                                            20,911,780
Communications Equipment (4.04%)
   ECI Telecommunications Ltd. ADR             82,100        2,724,694
   Telefonaktiebolaget LM Ericsson            122,000        3,910,374

                                                             6,635,068
Communications Services, NEC (2.70%)
   Koninklijke KPN NV                          54,450        2,554,954
   Korea Telecom Corp. ADR                     47,000(a)     1,880,000

                                                             4,434,954
Computer & Office Equipment (2.38%)
   Canon, Inc.                                 76,000        2,185,132
   Orbotech Ltd. ADR                           33,000(a)     1,720,125

                                                             3,905,257
Concrete, Gypsum, & Plaster
Products (1.39%)
   Lafarge SA                                  24,000        2,282,002

Consumer Products (4.00%)
   Imasco Ltd.                                 65,869        1,766,834
   Societe Nationale D'Exploitation
     Industrielle Des Tabacs et Allumettes     37,200  2,148,349
   Swedish Match Co.                          747,000        2,662,289

                                                             6,577,472
Copper Ores (0.78%)
   Trelleborg AB, Class B                     145,000        1,279,149
Crude Petroleum & Natural Gas (1.99%)
   Elf Acquitaine SA                           22,300        3,272,529

Drugs (4.84%)
   AstraZeneca Group PLC                       83,976        3,269,453
   Novartis AG                                  1,968        2,873,660
   Takeda Chemical Industries                  39,000        1,807,642

                                                             7,950,755
Electric Services (0.21%)
   Enersis SA ADR                              15,102      $   345,458

Electrical Goods (0.87%)
   Smiths Industries PLC                      107,000        1,422,682

Electronic Components &
Accessories (0.78%)
   Elec & Eltek International ADR             294,800        1,149,720
   Varitronix International Ltd.               63,000          131,133

                                                             1,280,853
Electronic Distribution Equipment (3.11%)
   Koninklijke Philips Electronics             51,796        5,109,225

Engines & Turbines (0.51%)
   RHI AG                                      31,000          839,199

Farm & Garden Machinery (0.90%)
   New Holland NV                              86,000        1,472,750

Finance Services (1.51%)
   Takefuji Corp.                              24,000        2,480,581
Foreign Banks, Branches &
Agencies (2.79%)
   Bank Austria AG                             33,100        1,740,893
   UBS AG                                       9,500        2,835,476

                                                             4,576,369
Gas Production & Distribution (0.95%)
   OMV AG                                      17,450        1,556,450
Industrial Inorganic Chemicals (0.95%)
   Rhone-Poulenc SA                            34,000        1,553,655

Investment Offices (1.62%)
   AMVESCAP PLC                               298,800        2,656,431

Life Insurance (0.78%)
   QBE Insurance Group Ltd.                   337,398        1,284,153

Meat Products (4.39%)
   Danisco AS                                  57,700        2,607,493
   Orkla ASA, Class A                          52,000          809,173
   Orkla ASA, Class B                         122,000        1,658,234
   Unilever NV                                 31,714        2,137,343

                                                             7,212,243
Medical Instruments & Supplies (0.50%)
   Terumo Corp.                                37,000          823,845

Miscellaneous Business Services (1.46%)
   Brista-Auto Estradas De Portugal SA         58,000        2,392,554

Miscellaneous Chemical Products (1.40%)
   Hoechst AG                                  51,000        2,298,399

Miscellaneous Food & Kindred
Products (3.65%)
   Greencore Group PLC                        328,000      $ 1,078,000
   Koninklijke Wessanen NV                    142,000        1,801,222
   Tomkins PLC                                719,368        3,124,004

                                                             6,003,226
Miscellaneous Non-Durable Goods (3.80%)
   Desc SA, Series B                        1,160,000        1,276,926
   Diageo PLC                                 237,205        2,471,520
   Lagardere SCA                               67,000        2,494,341

                                                             6,242,787
Miscellaneous Primary Metal
Products (0.23%)
   Charter PLC                                 64,000          372,259
Miscellaneous Textile Goods (1.46%)
   Esprit Holdings Ltd.                     3,552,000        2,403,433

Miscellaneous Transportation
Equipment (0.99%)
   Autoliv, Inc.                               25,000          761,608
   Autoliv, Inc. ADR                           28,700          868,175

                                                             1,629,783
Motor Vehicles & Equipment (1.87%)
   Daimlerchrysler AG                          26,000        2,271,070
   Honda Motor Co. Ltd.                        19,000          805,297

                                                             3,076,367
Newspapers (3.35%)
   Publishing & Broadcasting Ltd.             240,000        1,583,846
   United News & Media PLC                    406,000        3,916,664

                                                             5,500,510
Paperboard Containers &
Boxes (0.96%)
   Buhrmann NV                                 98,200        1,584,892

Pens, Pencils, Office & Art
Supplies (1.03%)
   Societe BIC SA                              32,000        1,687,988

Personnel Supply Services (1.29%)
   Vedior NV                                  124,060        2,111,006

Petroleum Refining (0.73%)
   Sasol Ltd.                                 169,000        1,205,679

Pulp Mills (1.06%)
   UPM-Kymmene Oyj                             56,240        1,739,964

Radio & Television Broadcasting (1.43%)
   Carlton Communications PLC                 284,198        2,354,142

Security Brokers & Dealers (0.00%)
   Peregrine Investment Holdings Ltd.         685,000(a)(b)          0

Soap, Cleaners & Toilet Goods (1.52%)
   Reckitt & Colman PLC                       239,945        2,496,287

Special Industry Machinery (2.17%)
   Cookson Group                            1,057,000        3,565,559

Telephone Communication (7.07%)
   Hellenic Telecom Organization SA ADR       236,000      $ 2,610,750
   Nokia Corp., Class A ADR                    21,000        1,922,812
   Telecom Corp. of New Zealand Ltd.          635,000        2,725,644
   Telecom Italia-DI                          803,575        4,358,991

                                                            11,618,197
Trucking & Courier Services,
Except Air (0.95%)
   Securicor PLC                              177,000        1,554,058


                                  Total Common Stocks      153,684,011

Preferred Stock (0.75%)

Commercial Banks (0.75%)
   National Australia Bank ECU                 40,500        1,230,187

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Commercial Paper (8.03%)

Business Credit Institutions (2.44%)
   American Express Credit Corp.;
     4.95%; 7/1/1999                       $4,005,000      $ 4,005,000

Miscellaneous Electrical Equipment &
Supplies (1.82%)
   General Electric Co.;
     5.20%; 7/6/1999                        3,000,000        2,997,833

Personal Credit Institutions (3.77%)
   Ford Motor Credit Co.;
     5.25%, 7/6/1999                        3,005,000        3,002,809
     5.26%, 7/7/1999                        3,185,000        3,182,208

                                                             6,185,017


                               Total Commercial Paper       13,187,850


                Total Portfolio Investments (102.34%)      168,102,048

Liabilities, net of cash and receivables (-2.34%)           (3,845,063)


                           Total Net Assets (100.00%)     $164,256,985



(a)  Non-income producing security - No dividend paid during the period.
(b)  Peregrine Investment Holdings Ltd. has filed a plan of liquidation.


                              International Account
                             Investments by Country


--------------------------------------------------------------------------------
                               Total             Percentage of
     Country                   Value              Total Value
--------------------------------------------------------------------------------

   Australia               $ 8,773,154                5.22%
   Austria                   4,136,541                2.46
   Canada                    4,401,884                2.62
   Chile                       345,458                0.21
   Denmark                   2,607,492                1.55
   Finland                   6,290,621                3.74
   France                   13,438,864                7.99
   Germany                   4,569,469                2.72
   Greece                    2,610,750                1.55
   Hong Kong                 2,534,567                1.51
   Israel                    4,444,819                2.64
   Italy                     6,786,767                4.04
   Japan                     8,102,496                4.82
   Korea, Republic of        3,814,834                2.27
   Mexico                    1,820,675                1.08
   Netherland               16,771,392                9.98
   New Zealand               2,725,644                1.62
   Norway                    3,995,624                2.38
   Portugal                  2,392,554                1.42
   Singapore                 1,149,720                0.68
   South Africa              1,205,679                0.72
   Sweden                   16,087,047                9.57
   Switzerland               5,709,136                3.40
   United Kingdom           30,199,011               17.96
   United States            13,187,850                7.85


                    Total  $168,102,048             100.00%



INTERNATIONAL SMALLCAP ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held          Value
--------------------------------------------------------------------------------

Common Stocks (95.94%)

Advertising (2.09%)
   Telefonica Publicidad E Informacion SA      11,400(a)    $  227,489
   United Group Ltd.                           98,000          152,440

                                                               379,929
Air Transportation, Scheduled (1.54%)
   Ryanair Holdings PLC ADR                     5,300(a)       280,900

Airports, Flying Fields & Services (2.40%)
   Auckland International Airport Ltd.        151,000          232,052
   Virgin Express Holdings ADR                 22,400(a)       204,400

                                                               436,452
Bakery Products (1.74%)
   Kamps AG                                     7,880          316,931

Commercial Banks (2.78%)
   Banco Pastor SA                              2,900          147,890
   The Ashikaga Bank Ltd.                      23,000           44,846
   The Bank of Fukuoka Ltd.                    10,000           42,054
   The Bank of Iwate Ltd.                       2,000           81,133
Commercial Banks (Continued)
   The Fukui Bank Ltd.                         26,000       $   57,999
   The Hokkaido Bank Ltd.                      28,000(a)        45,805
   The Hokuriku Bank Ltd.                      22,000(a)        43,623
   The Joyo Bank Ltd.                          11,000           42,805

                                                               506,155
Commercial Printing (1.05%)
   Sato Corp.                                   9,000          191,472

Communications Equipment (1.17%)
   Indra Sistemas SA                            7,600           81,904
   Teleste OYJ                                 14,400          130,683

                                                               212,587
Communications Services, NEC (1.83%)
   AT&T Canada, Inc.                            5,200(a)       333,125

Computer & Data Processing
Services (7.70%)
   CI Technologies Group Ltd.                  36,900          138,001
   Computacenter PLC                           33,100          254,356
   Computershare Ltd.                          26,100          308,016
   Ecsoft Group PLC ADR                         8,400(a)       131,775
   Framtidsfabriken AB                         26,000(a)       513,777
   Telinfo NV                                     500           56,514

                                                             1,402,439
Computer & Office Equipment (1.06%)
   Venture Manufacturing Ltd.                  25,000          192,368

Drug Stores & Proprietary Stores (2.04%)
   Tsuruha Co. Ltd.                             5,000          371,790

Drugs (2.55%)
   Biovail Corp. International                  4,100(a)       206,378
   Faulding (F.H.) & Co.                       28,300          172,338
   Skyepharma PLC                             111,000(a)        86,610

                                                               465,326
Eating & Drinking Places (1.10%)
   Do & Co Restaurants & Catering AG            2,500          137,933
   Kappa Create Co. Ltd.                        5,000(a)        61,965

                                                               199,898
Electric Services (4.17%)
   Energy Developments Ltd.                    39,000          120,039
   Independent Energy Holdings ADR             20,400(a)       277,950
   Vestas Wind Systems                          4,100(a)       362,011

                                                               760,000
Electrical Work (0.96%)
   Telesystem International Wireless, Inc.      9,700(a)       175,315

Electronic Components &
Accessories (4.64%)
   Celestica, Inc.                              6,300(a)       272,869
   JIT Holdings Ltd.                           87,000          158,417
   OA System Plaza Co. Ltd.                     5,000           57,421
   Perlos OYJ                                  24,300(a)       355,851

                                                               844,558
Electronic Distribution Equipment (2.99%)
   JOT Automation Group OYJ                     9,700       $  393,132
   Techtronic Industries Co.                  758,000          151,426

                                                               544,558
Engines & Turbines (1.48%)
   NEG Micon                                    7,600          269,474

Family Clothing Stores (2.95%)
   Fast Retailing Co. Ltd.                      5,000          537,030

Grocery Stores (1.09%)
   Superdiplo SA                                9,000(a)       199,551

Holding Offices (1.00%)
   Lang Corp. Ltd.                             54,000(a)       182,114

Hotels & Motels (1.06%)
   Resorts World Berhad                        82,000          193,157

Household Appliance Stores (1.39%)
   Kojima Co. Ltd.                              7,600          253,048

Household Audio & Video
Equipment (0.54%)
   Nippon Broadcasting System, Inc.             2,000           99,144

Hunting, Trapping & Game
Propagation (0.92%)
   Rapala Normark Corp.                        23,800(a)       168,129

Industrial Organic Chemicals (0.38%)
   Croda International PLC                     15,600           69,222

Medical & Dental Laboratories (0.96%)
   QIAGEN NV                                    2,600(a)       175,626

Medical Instruments & Supplies (1.09%)
   Cochlear Ltd.                               25,000          198,510

Metalworking Machinery (1.47%)
   Mikron Holding AG                            1,180          267,183

Miscellaneous Amusement, Recreation
Services (1.84%)
   Aristocrat Leisure Ltd.                     41,500          314,528
   Tab Ltd.                                    10,000           20,189

                                                               334,717
Miscellaneous Durable Goods (0.58%)
   Edel Music AG                                1,400(a)       105,396

Miscellaneous Electrical Equipment &
Supplies (1.42%)
   Kaba Holding AG, Class B                       490          258,776

Miscellaneous Food & Kindred
Products (0.40%)
   Rock Field Co. Ltd.                          2,000           72,210

Miscellaneous General Merchandise
Stores (1.36%)
   Japan Airport Terminal                      25,000          247,860

Miscellaneous Manufacturers (0.62%)
   Austria Haustechnik AG                       3,200       $  112,862

Miscellaneous Non-Durable Goods (1.57%)
   Austria Tabakwerke AG                        4,900          285,508

Miscellaneous Plastics
Products, NEC (1.10%)
   Airspray NV                                  8,300(a)       201,150

Miscellaneous Primary Metal
Products (0.00%)
   YBM Magnex International, Inc.              13,300(a)            90

Miscellaneous Services, NEC (0.50%)
   Lindeteves-Jacoberg Ltd.                    64,000           90,974

Mortgage Bankers & Brokers (0.98%)
   Goldcrest Co. Ltd.                           1,000          179,285

Motion Picture Distribution &
Services (0.66%)
   Kinowelt Medien AG                           1,600(a)       119,628

Motorcycles, Bicycles & Parts (0.88%)
   Ducati Motor Holding SPA                    61,400(a)       160,833

New & Used Car Dealers (0.75%)
   Athlon Groep NV                              5,600          135,715

Non-Classifiable Establishments (0.72%)
   Bure Investment Aktiebolaget AB             24,800          131,267

Non-Residential Building
Construction (0.78%)
   Algeco                                       1,800          141,542

Oil & Gas Field Services (1.44%)
   Petroleum Geo-Services ASA                  17,400(a)       261,921

Pens, Pencils Office & Art
Supplies (0.60%)
   Sailor Pen Co. Ltd.                         15,000(a)       109,058

Personnel Supply Services (1.79%)
   NIC Corp.                                    6,000          203,245
   Unique International NV                      5,051          123,192

                                                               326,437
Professional & Commercial
Equipment (0.89%)
   Quality Healthcare Asia Ltd.               836,000(a)       162,698

Pulp Mills (0.56%)
   Miquel Y Costas                              4,000          101,766

Radio & Television Broadcasting (2.82%)
   Fuji Television Network, Inc.                   30          162,100
   Modern Times Group Mtg AB, Class B          16,200(a)       351,563

                                                               513,663
Radio, Television & Computer Stores (4.27%)
   Distefora Holding AG                         1,700(a)       174,966
   Yamada Denki                                11,000          602,547

                                                               777,513
Real Estate Agents & Managers (1.52%)
   First Capital Corp. Ltd.                   177,900       $  276,913

Sanitary Services (1.19%)
   De Sammensluttede Vognmand AS                2,400          216,914

Security Brokers & Dealers (1.91%)
   E*TRADE Australia Ltd.                      19,000(a)        75,510
   Kempen & Co. NV                              5,450          272,591

                                                               348,101
Special Industry Machinery (2.37%)
   Aixtron                                      2,340          192,813
   Neopost SA                                  10,330(a)(b)    239,694

                                                               432,507
Subdividers & Developers (1.45%)
   MCL Land Ltd.                              209,600          264,698

Telephone Communication (3.94%)
   Aapt Ltd.                                   88,900(a)       276,571
   Esat Telecom Group PLC ADR                   8,100          355,388
   Helsingin Puhelin OYJ, Series E              1,800           85,389

                                                               717,348
Trusts (0.89%)
   NHP PLC                                     61,000          162,501


                                  Total Common Stocks       17,475,842

--------------------------------------------------------------------------------
                                             Principal
                                               Amount        Value
--------------------------------------------------------------------------------

Commercial Paper (4.67%)

Personal Credit Institutions (4.67%)
   Associates Corp. of North America;
     5.75%; 7/1/1999                         $850,000       $  850,000


                Total Portfolio Investments (100.61%)       18,325,842

Liabilities, net of cash and receivables (-0.61%)             (110,232)


                           Total Net Assets (100.00%)      $18,215,610



(a)  Non-income  producing  security - No dividend  paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.

                         International SmallCap Account
                             Investments by Country



                              Total           Percentage of
     Country                   Value            Total Value


   Australia                $1,958,257               10.69%
   Austria                     536,303                2.93
   Belgium                     260,914                1.42
   Canada                      987,777                5.39
   Denmark                     848,399                4.63
   France                      381,236                2.08
   Finland                   1,133,184                6.18
   Germany                     734,768                4.01
   Hong Kong                   314,124                1.71
   Ireland                     636,288                3.47
   Italy                       160,833                0.88
   Japan                     3,506,441               19.13
   Malaysia                    193,157                1.05
   Netherlands                 908,274                4.96
   New Zealand                 232,052                1.27
   Norway                      261,921                1.43
   Singapore                   983,370                5.37
   Spain                       758,599                4.14
   Sweden                      996,607                5.44
   Switzerland                 700,925                3.82
   United Kingdom              982,413                5.36
   United States               850,000                4.64


                    Total  $18,325,842              100.00%



LARGECAP GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held           Value
--------------------------------------------------------------------------------

Common Stocks (90.42%)

Air Transportation, Scheduled (1.64%)
   Southwest Airlines Co.                 1,550        $  48,244
   UAL Corp.                                600(a)       39,000
                                                          87,244
Beverages (1.65%)
   Coca-Cola Enterprises                  2,850           87,638

Cable & Other Pay TV Services (7.08%)
   Cablevision Systems Corp., Class A     1,675(a)       117,250
   Comcast Corp.                          4,650          178,734
   MediaOne Group, Inc.                   1,075(a)        79,953
                                                         375,937
Commercial Banks (4.87%)
   Bank of America Corp.                    675           49,486
   Bank of New York Co., Inc.             3,500          128,406
   MBNA Corp.                             2,625           80,391
                                                         258,283
Computer & Data Processing
Services (2.72%)
   Microsoft Corp.                        1,600(a)    $  144,300

Computer & Office Equipment (9.14%)
   Cisco Systems, Inc.                    3,100(a)       199,950
   EMC Corp.                              2,900(a)       159,500
   Sun Microsystems, Inc.                 1,825(a)       125,697
                                                         485,147
Drugs (9.02%)
   Lilly (Eli) & Co.                      2,000          143,250
   Pfizer, Inc.                             925          101,519
   Pharmacia & Upjohn, Inc.               1,350           76,697
   Schering-Plough Corp.                    475           25,175
   Smithkline Beecham PLC ADR               375           24,773
   Warner-Lambert Co.                     1,550          107,531
                                                         478,945
Electric Services (1.96%)
   Enron Corp.                            1,275          104,231

Electronic Components &
Accessories (2.22%)
   Linear Technology Corp.                1,750          117,688

Electronic Distribution Equipment (3.57%)
   General Electric Co.                   1,675          189,275

Federal & Federally
Sponsored Credit (3.35%)
   Federal Home Loan Mtg.                 1,300           75,400
   Federal National Mortgage Association  1,500          102,563
                                                         177,963
Fire, Marine & Casualty Insurance (0.88%)
   American International Group, Inc.       400           46,825

General Industrial Machinery (2.23%)
   Tyco International Ltd.                1,250          118,437

Grocery Stores (1.61%)
   Kroger Co.                             3,050(a)        85,209

Hotels & Motels (1.64%)
   MGM Grand, Inc.                        1,775(a)        86,975

Lumber & Other Building
Materials (1.58%)
   Home Depot, Inc.                       1,300           83,769

Motion Picture Production &
Services (8.56%)
   AT&T Corp. - Liberty
    Media Group, Class A                  2,300(a)        84,525
   Time Warner, Inc.                      2,500          183,750
   Viacom, Inc., Class B                  4,225(a)       185,900
                                                         454,175
Personal Credit Institutions (2.04%)
   American Express Co.                     830          108,004

Public Warehousing & Storage (1.51%)
   Costco Cos., Inc.                      1,000(a)        80,063

Savings Institutions (1.51%)
   Citigroup, Inc.                        1,687           80,132

Security Brokers & Dealers (6.69%)
   Charles Schwab Corp.                     950        $ 104,381
   Goldman Sachs Group, Inc.                385(a)        27,816
   Morgan Stanley Dean Witter & Co        2,175          222,938
                                                         355,135
Soap, Cleaners & Toilet Goods (0.74%)
   Colgate-Palmolive Co.                    400           39,500

Special Industry Machinery (4.82%)
   Applied Materials, Inc.                1,875(a)       138,516
   ASM Lithography Holdings NV            1,975(a)       117,265
                                                         255,781
Telephone Communication (7.31%)
   AT&T Corp.                               900           50,231
   Nokia Corp. ADR, Class A               1,750          160,235
   Sprint PCS Group                       1,345(a)        76,833
   Vodafone Group PLC ADR                   510          100,470
                                                         387,769
Water Transportation of Passengers (2.08%)
   Carnival Corp.                         2,275          110,337

                Total Portfolio Investments (90.42%)   4,798,762

Cash and receivables, net of liabilities (9.58%)         508,532

                          Total Net Assets (100.00%)  $5,307,294



(a) Non-income producing security - No dividend paid during the past twelve months.


MICROCAP ACCOUNT

--------------------------------------------------------------------------------
                                          Shares
                                           Held           Value
--------------------------------------------------------------------------------

Common Stocks (96.10%)

Aircraft & Parts (2.50%)
   Avteam, Inc.                           8,200(a)    $   59,963
   Tristar Aerospace Co.                 12,800(a)       105,600
                                                         165,563
Blast Furnace & Basic Steel
Products (1.90%)
   Titan International, Inc.             10,600          125,875

Broadwoven Fabric Mills, Cotton (2.31%)
   Burlington Industries, Inc.           16,900(a)       153,156

Colleges & Universities (1.89%)
   Career Education Corp.                 3,700(a)       125,106

Commercial Banks (2.60%)
   Pacific Century Financial Corp.        8,000          172,500

Computer & Data Processing (1.38%)
   GTECH Holdings Corp.                   2,100(a)        49,481
   Progress Software Corp.                1,500(a)        42,375
                                                          91,856
Computer & Office Equipment (2.19%)
   Banctec, Inc.                          5,300(a)        95,069
   Black Box Corp.                        1,000(a)        50,125
                                                         145,194
Crude Petroleum & Natural Gas (0.95%)
   Swift Energy Co.                       5,900(a)    $   63,056

Deep Sea Foreign Transportation of
Freight (1.17%)
   Teekay Shipping Corp.                  4,400           77,550

Drugs (0.80%)
   Perrigo Co.                            7,000(a)        53,375

Eating & Drinking Places (2.40%)
   Avado Brands, Inc.                     3,300           27,638
   Morton's Restaurant Group, Inc.        6,900(a)       131,531
                                                         159,169
Electric Services (2.33%)
   CMP Group, Inc.                        5,900          154,506

Electrical Goods (0.92%)
   Marshall Industries                    1,700(a)        61,094

Electrical Industrial Apparatus (3.12%)
   Carbide Graphite Group, Inc.           2,800(a)        40,075
   Ucar International, Inc.               6,600(a)       166,650
                                                         206,725
Electronic Components &
Accessories (11.78%)
   General Semiconductor, Inc.           20,500(a)       187,063
   Hutchinson Technology, Inc.            3,800(a)       105,450
   Kemet Corp.                            4,100(a)        94,044
   Memc Electronic Materials, Inc.        6,300(a)        76,781
   Silicon Valley Group, Inc.             4,800(a)        80,700
   Varian Semiconductor Equipment
     Associates, Inc.                     6,100(a)       103,700
   Vishay Intertechnology, Inc.           6,375(a)       133,875
                                                         781,613
Engineering & Architectural
Services (1.52%)
   Stone & Webster, Inc.                  3,800          101,175

Family Clothing Stores (0.77%)
   Syms Corp.                             6,300(a)        51,187

Farm & Garden Machinery (0.84%)
   Agco Corp.                             4,900           55,431

Fire, Marine & Casualty Insurance (4.40%)
   Frontier Insurance Group, Inc.         4,800           73,800
   Pxre Corp.                             8,900          161,313
   Zenith National Insurance Corp.        2,300           56,637
                                                         291,750
Freight Transportation
Arrangement (0.95%)
   Hub Group, Inc., Class A               2,800(a)        62,825

Groceries & Related Products (1.10%)
   Fleming Cos., Inc.                     6,300           73,237

Health & Allied Services, NEC (1.29%)
   American Physician Partners, Inc.     11,900(a)        85,531

Home Health Care Services (1.78%)
   Matria Healthcare, Inc.               16,300(a)       118,175

Hotels & Motels (1.74%)
   Prime Hospitality Corp.                9,600(a)       115,200

Industrial Machinery, NEC (1.67%)
   Denison International PLC              7,200(a)    $  110,700

Industrial Organic Chemicals (1.85%)
   Methanex Corp.                        32,700(a)       122,625

Insurance Agents, Brokers &
Services (0.91%)
   Healthplan Services Corp.              8,900           60,631

Mailing, Reproduction,
Stenographic (0.12%)
   Advo, Inc.                               400(a)         8,300

Measuring & Controlling Devices (1.83%)
   Varian, Inc.                           9,000(a)       121,500

Medical & Dental Laboratories (1.98%)
   Quest Diagnostics, Inc.                4,800(a)       131,400

Medical Instruments & Supplies (1.03%)
   Haemonetics Corp.                      3,400(a)        68,212

Medical Services & Health
Insurance (1.58%)
   Foundation Health Systems, Inc.,       3,300(a)        49,500
   Penn Treaty American Corp.             2,300(a)        55,344
                                                         104,844
Miscellaneous Investing (0.89%)
   RFS Hotel Investors, Inc.              4,700           59,044

Miscellaneous Manufacturers (1.51%)
   Lydall, Inc.                           8,700(a)       100,050

Miscellaneous Shopping Goods (1.89%)
   Friedmans, Inc., Class A              14,400          125,100

Miscellaneous Textile Goods (1.33%)
   Belden, Inc.                           3,700           88,569

Newspapers (1.29%)
   Lee Enterprises, Inc.                  2,800           85,400

Nonferrous Foundries (Casting) (1.33%)
   Wolverine Tube, Inc.                   3,500(a)        87,938

Non-Store Retailers (0.40%)
   MDC Communications Corp., Class A      2,200(a)        26,675

Nursing & Personal Care Facilities (2.26%)
   Beverly Enterprises, Inc.             10,700(a)        86,269
   Integrated Health Services, Inc.       8,000(a)        64,000
                                                         150,269
Petroleum Refining (1.23%)
   Valero Energy Corp.                    3,800           81,462

Radio, Television & Computer Stores (2.62%)
   Inacom Corp.                          13,756(a)       173,670

Real Estate Operators & Lessors (0.99%)
   Insignia/ESG Holdings, Inc.            6,266(a)    $   65,793

Retail Stores, NEC (0.68%)
   Brookstone, Inc.                       2,900(a)        44,950

Rubber & Plastics Footwear (1.60%)
   Reebok International Ltd.              5,700(a)       106,163

Savings Institutions (0.58%)
   Sovereign Bancorp, Inc.                3,200           38,800

Secondary Non-Ferrous Metals (0.82%)
   Ispat International NV                 4,900           54,206

Shoe Stores (1.21%)
   J. Baker, Inc.                         9,300           80,212

Special Industry Machinery (3.76%)
   Milacron, Inc.                         2,800           51,800
   Unova, Inc.                            7,500(a)       119,063
   Varian Medical Systems, Inc.           3,100           78,275
                                                         249,138
Surety Insurance (4.85%)
   ESG Re Ltd.                           11,100          166,500
   Radian Group, Inc.                     1,906           93,037
   Scpie Holdings, Inc.                   1,900           61,987
                                                         321,524
Trucking & Courier Services,
Except Air (1.75%)
   Allied Holdings, Inc.                  6,700(a)        54,438
   Landstar System, Inc.                  1,700(a)        61,359
                                                         115,797
Watches, Clocks, Watchcases &
Parts (1.40%)
   Movado Group, Inc.                     3,600           93,150

                Total Portfolio Investments (95.99%)   6,366,971

Cash and receivables and other assets,
   net of liabilities (4.01%)                            266,255

                          Total Net Assets (100.00%)  $6,633,226


(a) Non-income producing security - No dividend paid during the past twelve months.



MIDCAP ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held           Value
--------------------------------------------------------------------------------

Common Stocks (96.68%)

Accounting, Auditing &
Bookkeeping (1.40%)
   Paychex, Inc.                        115,550      $ 3,683,156

Blast Furnace & Basic Steel
Products (0.88%)
   Carpenter Technology Corp.            81,500        2,327,844

Business Credit Institutions (1.12%)
   C.I.T. Group, Inc., Class A          102,300      $ 2,953,913

Carpets & Rugs (0.82%)
   Shaw Industries, Inc.                130,000(a)     2,145,000

Chemicals & Allied Products (0.28%)
   Sigma-Aldrich Corp.                   21,300          733,519

Commercial Banks (8.39%)
   Associated Banc Corp.                140,483        5,830,044
   First Federal Capital Corp.          179,594        2,649,011
   FirstMerit Corp.                      45,500        1,276,844
   Independent Bank Corp. Michigan       69,770        1,212,254
   Merchants Bancorp., Inc.              45,800        1,282,400
   North Fork Bancorp., Inc.            203,220        4,331,126
   Peoples Heritage
    Financial Group, Inc.               125,800        2,366,613
   Princeton National Bancorp., Inc.     54,000          816,750
   Summit Bancorp.                       55,250        2,310,141
                                                      22,075,183
Computer & Data Processing
Services (9.96%)
   American Management Systems, Inc.     53,100(a)     1,702,519
   Cadence Design Systems, Inc.         234,200(a)     2,986,050
   Cerner Corp.                         137,300(a)     2,879,009
   Compuware Corp.                      128,700(a)     4,094,269
   ICG Communications, Inc.              69,000(a)     1,474,875
   Network Associates, Inc.              68,900(a)     1,011,969
   Northpoint Communications             33,500(a)     1,222,750
   Sungard Data Systems, Inc.           152,900(a)     5,275,050
   Synopsys, Inc.                       101,000(a)     5,573,937
                                                      26,220,428
Computer & Office Equipment (2.53%)
   3COM Corp.                            80,000(a)     2,135,000
   Ceridian Corp.                        89,600(a)     2,928,800
   EMC Corp.                             29,000(a)     1,595,000
                                                       6,658,800
Construction & Related Machinery (0.49%)
   Cooper Cameron Corp.                  35,000(a)     1,297,188

Crude Petroleum & Natural Gas (2.24%)
   Devon Energy Corp.                    85,000        3,038,750
   Newfield Exploration Co.             100,000(a)     2,843,750
                                                       5,882,500
Department Stores (1.28%)
   Saks, Inc.                           116,440(a)     3,362,205

Drugs (4.59%)
   Centocor, Inc.                        76,600(a)     3,571,475
   Dura Pharmaceuticals, Inc.           151,500(a)     1,808,531
   Genzyme Corp. - General Division      45,060(a)     2,185,410
   Genzyme Surgical Products              8,066(a)        35,542
   Pharmacia & Upjohn, Inc.              34,400        1,954,350
   Watson Pharmaceuticals                72,000(a)     2,524,500
                                                      12,079,808
Drugs, Proprietaries & Sundries (0.64%)
   Mckesson Hboc, Inc.                   52,540        1,687,848

Electronic Components & Accessories (5.55%)
   Celestica, Inc.                       58,500(a)   $ 2,533,781
   Intel Corp.                           21,100        1,255,450
   Jabil Circuit, Inc.                  113,000(a)     5,099,125
   Linear Technology Corp.               48,900        3,288,525
   Solectron Corp.                       36,600(a)     2,440,763
                                                      14,617,644
Fabricated Rubber Products, NEC (1.42%)
   Weatherford International            101,900(a)     3,732,088

Fire, Marine & Casualty Insurance (0.22%)
   Berkley (W.R.) Corp.                  23,100          577,500
General Industrial Machinery (3.86%)
   Kaydon Corp.                          97,000        3,261,625
   Pentair, Inc.                         58,000        2,653,500
   Roper Industries, Inc.               133,000        4,256,000
                                                      10,171,125
Grocery Stores (0.89%)
   Casey's General Stores, Inc.         155,400        2,331,000

Holding Offices (0.46%)
   Isb Financial Corp.                   55,700        1,197,550

Hospitals (1.46%)
   Universal Health Services, Inc.,      80,400        3,839,100

Hotels & Motels (3.32%)
   Four Seasons Hotel, Inc.             112,400        4,952,625
   Marriott International, Inc.,
    Class A                             101,500        3,793,563
                                                       8,746,188
Household Appliances (2.17%)
   Maytag Corp.                          81,900        5,707,406

Industrial Inorganic Chemicals (0.25%)
   ICN Pharmaceuticals, Inc.             20,346          654,887

Industrial Machinery, NEC (1.77%)
   Coltec Industries                    215,000(a)     4,662,813

Insurance Agents, Brokers &
Services (1.70%)
   Equifax, Inc.                        125,400        4,475,213

Investment Offices (1.33%)
   AMVESCAP PLC Sponsored ADR            75,020        3,488,430

Iron & Steel Foundries (1.01%)
   Precision Castparts Corp.             62,700        2,664,750

Knitting Mills (0.47%)
   Russell Corp.                         63,100        1,230,450

Laundry, Cleaning & Garment
Services (1.60%)
   G&K Services, Inc.                    39,525        2,070,122
   Stewart Enterprises, Inc., Class A   147,300        2,145,056
                                                       4,215,178
Measuring & Controlling Devices (1.34%)
   Millipore Corp.                       86,700        3,516,769

Meat Products (0.90%)
   Michael Foods, Inc.                  101,200        2,378,200

Medical Instruments & Supplies (2.55%)
   Boston Scientific Corp.               90,400(a)   $ 3,971,950
   Steris Corp.                         141,400(a)     2,739,625
                                                       6,711,575
Medical Services & Health
Insurance (4.08%)
   Foundation Health Systems, Inc.      235,750(a)     3,536,250
   Orthofix International NV             77,600(a)     1,154,300
   Pacificare Health Systems, Inc.       15,698(a)     1,129,275
   Torchmark Corp.                       70,900        2,419,462
   United Healthcare Corp.               39,800        2,492,475
                                                      10,731,762
Miscellaneous Non-Metallic Mineral
Products (0.55%)
   Hexcel Corp.                         143,000(a)     1,447,875

Miscellaneous Business Services (0.59%)
   Cendant Corp.                         75,337(a)     1,544,409

Miscellaneous Chemical Products (1.25%)
   Cytec Industries                      51,200(a)     1,632,000
   Fuller (H.B.) Co.                     24,400        1,668,350
                                                       3,300,350
Miscellaneous Furniture & Fixtures (1.11%)
   Newell Rubbermaid, Inc.               62,827        2,921,455

Nursing & Personal Care Facilities (0.67%)
   Alterra Healthcare Corp.             127,300(a)     1,750,375

Office Furniture (0.34%)
   Chromcraft Revington, Inc.            61,100(a)       882,131

Oil & Gas Field Services (1.08%)
   Diamond Offshore Drilling            100,000        2,837,500

Operative Builders (1.01%)
   D.R. Horton, Inc.                    159,500        2,651,687

Paints & Allied Products (0.59%)
   RPM, Inc.                            109,750        1,557,078

Plumbing, Heating,
Air-Conditioning (1.41%)
   Apogee Enterprises, Inc.             276,100        3,710,094

Public Building & Related
Furniture (0.91%)
   Be Aerospace, Inc.                   128,800(a)     2,406,950

Refrigeration & Service
Machinery (0.35%)
   Tecumseh Products Co.                 15,300          926,606

Sanitary Services (3.24%)
   Browning-Ferris Industries, Inc.      62,800        2,700,400
   Republic Services, Inc.              235,400(a)     5,826,150
                                                       8,526,550
Savings Institutions (5.00%)
   Greenpoint Financial Corp.           127,400      $ 4,180,313
   Sterling Financial Corp.              52,000(a)       718,250
   TCF Financial Corp.                  211,700        5,901,137
   WSFS Financial Corp.                 160,000        2,350,000
                                                      13,149,700
Security Brokers & Dealers (0.65%)
   Investment Technology Group           52,800        1,709,400

Telephone Communication (5.35%)
   Hyperion Telecomm, Inc., Class A     165,000(a)     3,104,063
   Mcleodusa, Inc.                      109,800(a)     6,039,021
   RCN Corp.                             53,000(a)     2,206,125
   Winstar Communications, Inc.          56,000(a)     2,730,000
                                                      14,079,209
Women's & Children's Undergarments (0.39%)
   Warnaco Group, Inc.                   38,556        1,031,373

Women's & Misses' Outerwear (1.24%)
   Jones Apparel Group, Inc.             94,962(a)     3,258,379

                            Total Common Stocks      254,448,141



--------------------------------------------------------------------------------
                                        Principal
                                          Amount             Value
--------------------------------------------------------------------------------


Commercial Paper (2.36%)

Personal Credit Institutions (2.36%)
   Investment In Joint Trade Account,
     Associates Corp.; 5.75%; 7/1/1999    $6,205,297     $ 6,205,297


           Total Portfolio Investments (99.04%)      260,653,438

Cash and receivables, net of liabilities (0.96%)       2,531,458


                     Total Net Assets (100.00%)      $263,184,896



(a) Non-income producing security - No dividend paid during the past twelve months.



MIDCAP GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held           Value
--------------------------------------------------------------------------------

Common Stocks (96.16%)

Advertising (1.04%)
   Snyder Communications, Inc.            1,400(a)    $   45,850
   Young & Rubicam, Inc.                  1,500           68,156
                                                         114,006
Air Transportation, Scheduled (0.50%)
   Alaska Air Group, Inc.                 1,300(a)        54,275

Aircraft & Parts (1.43%)
   Gulfstream Aerospace Corp.             1,900(a)    $  128,369
   United Technologies Corp.                390           27,958
                                                         156,327
Automotive Rentals, No Drivers (1.67%)
   Hertz Corp., Inc.                      2,950          182,900

Bakery Products (0.33%)
   Earthgrains Co.                        1,400           36,138

Blast Furnace & Basic Steel
Products (0.33%)
   AK Steel Holding Corp.                 1,600           36,000

Cement, Hydraulic (0.44%)
   Centex Construction Products, Inc.     1,400           47,775

Combination Utility Services (1.17%)
   KeySpan Corp.                          2,500           65,937
   Sierra Pacific Resources               1,700           61,838
                                                         127,775
Commercial Banks (6.46%)
   City National Corp.                    2,950          110,441
   Cullen Frost Bankers                   2,600           71,662
   First Tennessee National Corp.         2,800          107,275
   Mercantile Bankshares Corp.            2,850          100,819
   North Fork Bancorp., Inc.              2,400           51,150
   Old Kent Financial Corp.               2,625          109,922
   Regions Financial Corp.                2,600           99,937
   Zions Bancorp.                           900           57,150
                                                         708,356
Communications Equipment (1.24%)
   Network Appliance, Inc.                  700(a)        39,113
   RF Micro Devices, Inc.                 1,300(a)        97,012
                                                         136,125
Computer & Data Processing Services (6.45%)
   BMC Software, Inc.                     2,200(a)       118,800
   Broadvision, Inc.                        900(a)        66,375
   Citrix Systems, Inc.                   2,200(a)       124,300
   Cnet, Inc.                               600(a)        34,575
   Computer Task Group, Inc.              1,600           27,200
   Compuware Corp.                        2,900(a)        92,256
   DST Systems, Inc.                        800(a)        50,300
   Legato Systems, Inc.                   1,300(a)        75,075
   Sterling Software, Inc.                2,650(a)        70,722
   VERITAS Software Corp.                   500(a)        47,469
                                                         707,072
Computer & Office Equipmet (4.42%)
   Apple Computer, Inc.                   1,200(a)        55,575
   Comverse Technology, Inc.              1,400(a)       105,700
   International Game Technology          2,700(a)        49,950
   Lexmark International
    Group, Inc., Class A                  2,300(a)       151,944
   NCR Corp.                              2,500(a)       122,031
                                                         485,200
Crude Petroleum & Natural Gas (0.53%)
   Vastar Resources, Inc.                 1,100           57,681

Crushed & Broken Stone (0.62%)
   Vulcan Materials Co.                   1,400           67,550

Drugs (5.01%)
   Biogen, Inc.                           5,700(a)    $  366,581
   Medimmune, Inc.                        1,400(a)        94,850
   Watson Pharmaceuticals, Inc.           2,500(a)        87,656
                                                         549,087
Drugs, Proprietaries, & Sundries (0.33%)
   Bergen Brunswig Corp.                  2,100           36,225

Eating & Drinking Places (0.96%)
   Bob Evans Farms, Inc.                  2,300           45,713
   Brinker International, Inc.            2,200(a)        59,812
                                                         105,525
Electric Services (6.08%)
   Allegheny Energy, Inc.                 2,000           64,125
   BEC Energy                             2,200           90,750
   Energy East Corp.                      3,700           96,200
   GPU, Inc.                              2,300(a)        97,031
   Ipalco Enterprises, Inc.               4,700           99,581
   Oge Energy Corp.                       4,600          109,250
   Pinnacle West Capital Corp.            1,600           64,400
   TECO Energy, Inc.                      2,000           45,500
                                                         666,837
Electrical Industrial Apparatus (0.77%)
   American Power Conversion              4,200(a)        84,525

Electronic Components &
Accessories (7.55%)
   Altera Corp.                           5,900(a)       217,194
   Jabil Circuit, Inc.                    1,500(a)        67,687
   Linear Technology Corp.                3,300          221,925
   Maxim Integrated Products, Inc.        3,000(a)       199,500
   Sanmina Corp.                          1,600(a)       121,400
                                                         827,706
Engines & Turbines (0.58%)
   Briggs & Stratton Corp.                1,100           63,525
Family Clothing Stores (2.81%)
   Ross Stores, Inc.                      2,950          148,606
   TJX Cos., Inc.                         4,800          159,900
                                                         308,506
Fire, Marine & Casualty Insurance (0.17%)
   Renaissance Holdings Ltd.                500           18,500

Gas Production & Distribution (2.54%)
   El Paso Natural Gas                    2,600           91,487
   National Fuel Gas Co.                  1,450           70,325
   Nicor, Inc.                            1,600           60,900
   Questar Corp.                          2,950           56,419
                                                         279,131
Groceries & Related Materials (0.96%)
   SUPERVALU, Inc.                        2,100           53,944
   U.S. Foodservice, Inc.                 1,200(a)        51,150
                                                         105,094
Health & Allied Services, NEC (0.46%)
   Lincare Holdings, Inc.                 2,000(a)        50,000

Hospitals (1.53%)
   Health Management Association, Inc.    7,300(a)        82,125
   Universal Health Services, Inc.        1,800(a)        85,950
                                                         168,075
Household Furniture (1.47%)
   Furniture Brands International, Inc.   3,300(a)        91,988
   Leggett & Platt, Inc.                  2,500           69,531
                                                         161,519
Iron Ores (0.15%)
   Cleveland-Cliffs, Inc.                   500           16,188

Life Insurance (0.70%)
   Nationwide Financial Services, Inc.    1,700           76,925

Lumber & Construction Materials (0.75%)
   Crane Co.                              2,600           81,738

Measuring & Controlling Devices (2.36%)
   Johnson Controls, Inc.                   900           62,381
   Uniphase Corp.                           800(a)       132,800
   Waters Corp.                           1,200(a)        63,750
                                                         258,931
Meat Products (0.59%)
   Hormel Foods Corp.                     1,600           64,400

Medical Instruments & Supplies (1.56%)
   Biomet, Inc.                           2,700          107,325
   VISX, Inc.                               800(a)        63,350
                                                         170,675
Medical Services & Health
Insurance (0.76%)
   AFLAC, Inc.                            1,300           62,238
   PacifiCare Health Systems, Inc.          300(a)        21,581
                                                          83,819
Men's & Boy's Clothing Stores (1.22%)
   Abercrombie & Fitch Co.                2,800(a)       134,400

Men's & Boys' Furnishings (0.90%)
   Nautica Enterprises, Inc.              1,800(a)        30,375
   V.F. Corp.                             1,600           68,400
                                                          98,775
Miscellaneous Business Services (0.58%)
   Convergys Corp.                        3,300(a)        63,525

Miscellaneous Chemical Products (1.37%)
   Cytec Industries, Inc.                 2,700(a)        86,062
   Solutia, Inc.                          3,000           63,938
                                                         150,000
Miscellaneous Food & Kindred
Products (0.82%)
   Universal Foods Corp.                  4,250           89,781

Miscellaneous Plastics
Products, NEC (0.65%)
   Premark International, Inc.            1,900           71,250

Miscellaneous Shopping Goods
Stores (1.66%)
   Dollar Tree Stores, Inc.               2,050(a)        90,200
   Zale Corp.                             2,300(a)        92,000
                                                         182,200
Miscellaneous Transportation
Services (0.56%)
   FMC Corp.                                900(a)    $   61,481

Motion Picture Distribution (0.19%)
   King World Productions, Inc.             600(a)        20,888

Motor Vehicles & Equipment (1.15%)
   Magna International, Inc.                300           17,025
   Meritor Automotive, Inc.               2,100           53,550
   Navistar International Corp.           1,100(a)        55,000
                                                         125,575
Motorcycles, Bicycles, & Parts (0.45%)
   Harley Davidson, Inc.                    900           48,938

Newspapers (1.72%)
   A. H. Belo Corp.                       2,900(a)        57,094
   Knight-Ridder, Inc.                      900           49,444
   Pulitzer, Inc.                           800           38,850
   The McClatchy Co., Class A             1,300           43,062
                                                         188,450
Office Furniture (0.40%)
   Herman Miller, Inc.                    2,100           44,100

Oil & Gas Field Services (1.51%)
   Diamond Offshore Drilling, Inc.        2,700(a)        76,612
   Transocean Offshore,
    Inc.-Cayman Islands                   3,400           89,250
                                                         165,862
Operative Builders (0.46%)
   Lennar Corp.                           2,100           50,400

Paperboard Mills (0.74%)
   Caraustar Industries, Inc.             3,300           81,469

Passenger Transportation
Arrangement (1.85%)
   Sabre Group Holdings, Inc.             2,950(a)       202,812

Personnel Supply Services (0.36%)
   Robert Half International, Inc.        1,500(a)        39,000

Petroleum Refining (1.11%)
   Sunoco, Inc.                           2,400           72,450
   Tosco Corp.                            1,900           49,281
                                                         121,731
Plastic Materials & Synthetics (0.62%)
   Crompton & Knowles Corp.               3,450           67,491

Preserved Fruits & Vegetables (0.54%)
   Lancaster Colony Corp.                 1,700           58,650

Professional & Commercial
Equipment (0.16%)
   Patterson Dental Co.                     500(a)        17,375

Radio & Television Broadcasting (0.35%)
   Cox Radio, Inc.                          700(a)        37,975

Radio, Television, & Computer
Stores (0.68%)
   Best Buy, Inc.                         1,100(a)        74,250

Railroad Equipment (0.73%)
   Trinity Industries, Inc.               2,400       $   80,400

Railroads (0.93%)
   Kansas City Southern
    Industries, Inc.                      1,600          102,100

Research & Testing Services (1.11%)
   Quintiles Transnational Corp.          2,900(a)       121,800

Savings Institutions (1.05%)
   Dime Bancorp, Inc.                     2,300           46,287
   Golden West Financial Corp.              700           68,600
                                                         114,887
Sawmills & Planning Mills (0.85%)
   Louisiana Pacific Corp.                3,900           92,625

Security Brokers & Dealers (1.32%)
   Ameritrade Holding Corp.                 300(a)        31,800
   Edwards (A.G.), Inc.                   2,500           80,625
   Paine Webber Group, Inc.                 700           32,725
                                                         145,150
Security & Commodity Services (0.95%)
   Price (T. Rowe) Associates, Inc.       2,700          103,613

Surety Insurance (1.39%)
   Radian Group, Inc.                     1,200           58,575
   The PMI Group, Inc.                    1,500           94,219
                                                         152,794
Soap, Cleaners, & Toilet Goods (1.40%)
   Dial Corp.                             2,500           92,969
   Estee Lauder Co., Class A              1,200           60,150
                                                         153,119
Telephone Communications (0.83%)
   Centurytel, Inc.                       2,300           91,425

Water Transportation Services (0.83%)
   Tidewater, Inc.                        3,000           91,500

          Total Portfolio Investments  (96.24%)       10,539,902

Cash and receivables, net of liabilities (3.84%)         420,495

                     Total Net Assets (100.00%)      $10,960,397


(a) Non-income producing security - No dividend paid during the past twelve months.




MIDCAP VALUE ACCOUNT

--------------------------------------------------------------------------------
                                              Shares
                                               Held           Value
--------------------------------------------------------------------------------

Common Stocks (97.30%)

Air Transportation, Scheduled (0.99%)
   Continental Airlines, Inc.             1,400(a)    $   52,675

Aircraft & Parts (2.55%)
   Gulfstream Aerospace Corp.             2,000(a)       135,125

Auto & Home Supply Stores (1.54%)
   Autozone, Inc.                         2,700(a)     $  81,337

Blast Furnace & Basic Steel
Products (0.59%)
   AK Steel Holding Corp.                 1,400           31,500

Business Credit Institutions (2.18%)
   Finova Group, Inc.                     2,200          115,775

Cable & Other Pay TV Services (0.75%)
   Shaw Communications, Inc., Class B     1,000           39,750

Commercial Banks (6.38%)
   Bank One Corp.                         1,400           83,387
   BankBoston Corp.                       2,100          107,363
   Chase Manhattan Corp.                    900           77,963
   Valley National Bancorp                2,410           69,288
                                                         338,001
Communications Equipment (1.15%)
   Nortel Networks Corp.                    700           60,769

Computer & Data Processing (4.26%)
   Cadence Design Systems, Inc.           4,700(a)        59,925
   Computer Associates International, Inc.1,900          104,500
   Parametric Technology Corp.            4,400(a)        61,050
                                                         225,475
Computer & Office Equipment (2.03%)
   Quantum Corp.                          2,300(a)        55,488
   Storage Technology                     2,300(a)        52,325
                                                         107,813
Crude Petroleum & Natural Gas (2.48%)
   Apache Corp.                           1,700           66,300
   USX-Marathon Group, Inc.               2,000           65,125
                                                         131,425
Department Stores (1.56%)
   Harcourt General, Inc.                 1,600           82,500

Drug Stores & Proprietary Stores (2.37%)
   Rite Aid Corp.                         5,100          125,588

Drugs (2.67%)
   ALZA Corp.                             1,500(a)        76,313
   Centocor, Inc.                         1,400(a)        65,275
                                                         141,588
Electric Services (3.24%)
   Niagara Mohawk Holdings, Inc.          3,500           56,219
   Texas Utilities Holdings               1,400           57,750
   Unicom Corp.                           1,500           57,844
                                                         171,813
Electrical Industrial Apparatus (0.24%)
   UCAR International, Inc.                 500(a)        12,625

Federal & Federally Sponsored
Credit (2.16%)
   SLM Holdings Corp.                     2,500          114,531

Finance Services (0.99%)
   Cincinnati Financial Corp.             1,400           52,588

Fire, Marine & Casualty Insurance (1.01%)
   Cigna Corp.                              600           53,400

Gas Production & Distribution (2.53%)
   UGI Corp.                              2,000        $  40,375
   Williams Cos., Inc.                    2,200           93,637
                                                         134,012
Glass & Glassware (1.05%)
   Owens-Illinois, Inc.                   1,700           55,569

Grocery Stores (1.24%)
   Food Lion, Inc.                        5,700           65,906

Heavy Construction, Except
Highway (1.07%)
   McDermott International, Inc.          2,000           56,500

Hospitals (1.16%)
   Tenet Healthcare Corp.                 3,300(a)        61,256

Hotels & Motels (0.92%)
   Mirage Resorts, Inc.                   2,900(a)        48,575

Industrial Inorganic Chemicals (2.51%)
   Praxair, Inc.                          1,400           68,512
   W.R. Grace & Co.                       3,500(a)        64,312
                                                         132,824
Machinery, Equipment & Supplies (0.91%)
   Grainger (W. W.), Inc.                   900           48,431

Management & Public Relations (2.34%)
   Dun & Bradstreet Corp.                 3,500          124,031

Measuring & Controlling Devices (1.22%)
   Teradyne, Inc.                           900(a)        64,575

Meat Products (0.90%)
   Conagra, Inc.                          1,800           47,925

Medical Instruments & Supplies (2.16%)
   Baxter International, Inc.               650           39,406
   Becton, Dickinson & Co.                2,500           75,000
                                                         114,406
Medical Services & Health
Insurance (2.41%)
   Pacificare Health
    Systems, Inc., Class A                1,300(a)        93,519
   Wellpoint Health Networks, Inc.          400(a)        33,950
                                                         127,469
Miscellaneous Transportation (1.59%)
   General Motors Corp., Class H          1,500(a)        84,375

Mortgage Bankers & Brokers (3.53%)
   Countrywide Credit Industries, Inc.    2,500          106,875
   Indymac Mortgage Holdings, Inc.        5,000           80,000
                                                         186,875
Motion Picture Production & Services (1.53%)
   AT&T Corp.-Liberty Media Group, Cl A   2,200(a)        80,850

Motor Vehicles & Equipment (3.97%)
   Navistar International Corp.           1,700(a)        85,000
   SPX Corp.                              1,500(a)       125,250
                                                         210,250
Newspapers (2.36%)
   A. H. Belo Corp.                       3,200        $  63,000
   E.W. Scripps Co.                       1,300           61,831
                                                         124,831
Paper Mills (1.93%)
   Fort James Corp.                       2,700          102,262

Petroleum Refining (4.30%)
   Coastal Corp.                          1,700           68,000
   Lyondell Petrochemical Co.             4,100           84,562
   Tosco Corp.                            2,900           75,219
                                                         227,781
Photographic Equipment &
Supplies (1.00%)
   Xerox Corp.                              900           53,156

Plastic Materials & Synthetics (1.19%)
   Hercules, Inc.                         1,600           62,900

Primary Nonferrous Metals (1.45%)
   Engelhard Corp.                        3,400           76,925

Public Building & Related
Furniture (2.07%)
   Lear Corp.                             2,200(a)       109,450

Radio & Television Broadcasting (1.31%)
   American Tower Corp., Class A          2,900(a)        69,600

Railroads (1.46%)
   Burlington Northern Sante Fe Corp.     2,500           77,500

Sanitary Services (3.02%)
   Allied Waste Industries, Inc.          8,100(a)       159,975

Search & Navigation Equipment (0.95%)
   Loral Space & Communications Ltd.      2,800           50,400

Security Brokers & Dealers (1.77%)
   Bear Stearns Cos., Inc.                2,000           93,500

Surety Insurance (2.84%)
   Ace Ltd.                               3,500           98,875
   AMBAC Financial Group, Inc.              900           51,413
                                                         150,288
Telephone Communication (1.47%)
   MCI Worldcom, Inc.                       900(a)        77,625

                            Total Common Stocks        5,154,300


Preferred Stock (1.79%)

Newspapers (1.79%)
   News Corp Ltd. ADR                     3,000           94,688


           Total Portfolio Investments (99.09%)        5,248,988

Cash and receivables, net of liabilities (0.91%)          48,192


                     Total Net Assets (100.00%)       $5,297,180


(a) Non-income producing security - No dividend paid during the past twelve months.




MONEY MARKET ACCOUNT

--------------------------------------------------------------------------------
                                        Principal
                                          Amount           Value
--------------------------------------------------------------------------------

Commercial Paper (86.56%)

Asset Backed Securities (23.21%)
   CXC Inc.;
     4.85%; 7/1/1999                  $ 500,000       $  500,000
     4.88%; 7/14/1999                 1,700,000        1,697,004
     4.81%; 7/28/1999                   775,000          772,204
     5.05%; 8/9/1999                    850,000          845,350
   Ciesco, LP;
     5.22%; 8/11/1999                   975,000          969,203
   Corporate Asset Funding Co.;
     4.81%; 7/15/1999                 1,050,000        1,048,036
     4.80%; 7/19/1999                   725,000          723,260
     4.81%; 7/23/1999                 1,400,000        1,395,885
   Corporate Receivables Corp.;
     4.81%; 8/4/1999                  1,200,000        1,194,549
     4.95%; 8/5/1999                    575,000          572,233
     4.87%; 8/16/1999                   600,000          596,266
     4.86%; 8/18/1999                 1,200,000        1,192,224
     5.05%; 8/18/1999                   300,000          297,980
   Delaware Funding Corp.;
     4.81%; 7/12/1999                   475,000          474,302
     5.03%; 7/29/1999                   750,000          747,066
     5.20%; 7/30/1999                 1,100,000        1,095,392
     5.08%; 8/20/1999                   500,000          496,472
   Receivables Capital Corp.;
     4.84%; 7/6/1999                  1,000,000          999,328
     4.82%; 7/7/1999                    950,000          949,237
     4.85%; 7/14/1999                   575,000          573,993
     4.82%; 8/2/1999                    337,000          335,556
     5.07%; 8/6/1999                  1,000,000          994,930

                                                      18,470,470
Business Credit Institutions (6.11%)
   American Express Credit Corp.;
     4.80%; 11/15/1999                  350,000          343,607
     4.80%; 12/20/1999                  350,000          341,973
   AON Corp.;
     4.84%; 7/8/1999                    750,000          749,294
     5.05%; 7/9/1999                    825,000          824,074
   General Electric Capital Corp.;
     4.79%; 8/27/1999                   500,000          496,208
     4.78%; 9/3/1999                    300,000          297,451
     4.83%; 10/12/1999                  300,000          295,854
     4.81%; 10/19/1999                  375,000          369,488
     4.78%; 11/5/1999                   275,000          270,363
     4.82%; 12/10/1999                  275,000          269,035
     4.90%; 1/20/2000                   500,000          486,185
     5.08%; 2/18/2000                   125,000          120,908

                                                       4,864,440
Commercial Banks (1.96%)
   J.P. Morgan & Co., Inc.;
     4.78%; 7/13/1999                   750,000          748,805
     5.00%; 7/14/1999                   320,000          319,422
     4.82%; 12/10/1999                  500,000          489,155

                                                       1,557,382
Computer & Office Equipment (0.38%)
   Xerox Credit Corp.;
     5.11%; 3/21/2000                   300,000          299,902

Crude Petroleum & Natural Gas (1.78%)
   Chevron U.K. Investment PLC;
     4.82%; 8/19/1999                 $ 525,000       $  521,556
     4.83%; 8/20/1999                   500,000          496,646
     4.83%; 8/23/1999                   400,000          397,155

                                                       1,415,357
Crushed & Broken Stone (1.25%)
   Vulcan Materials Co.;
     4.80%; 7/13/1999                 1,000,000          998,400

Department Stores (4.91%)
   Sears Roebuck Acceptance Corp.;
     4.90%; 7/26/1999                 1,170,000        1,166,019
     5.00%; 7/27/1999                   950,000          946,569
     4.97%; 7/30/1999                 1,230,000        1,225,076
     5.11%; 8/4/1999                    575,000          572,225

                                                       3,909,889
Electric Services (5.59%)
   Florida Power Corp.;
     4.84%; 7/1/1999                    425,000          425,000
   Southern California Edison;
     4.90%; 7/12/1999                 1,550,000        1,547,679
     5.00%; 8/5/1999                  1,500,000        1,492,708
   Teco Finance, Inc.;
     5.02%; 8/10/1999                   350,000          348,048
     5.15%; 8/16/1999                   640,000          635,789

                                                       4,449,224
Farm & Garden Machinery (3.91%)
   Caterpillar Financial Services Corp.;
     4.79%; 7/6/1999                  1,025,000        1,024,318
     4.83%; 7/19/1999                   466,000          464,874
     4.90%; 7/19/1999                 1,000,000          997,550
   Deere & Co.;
     4.80%; 8/13/1999                   625,000          621,417

                                                       3,108,159
Life Insurance (9.58%)
   American General Corp.;
     4.84%; 7/20/1999                   525,000          523,659
     4.85%; 7/21/1999                 1,300,000        1,296,497
     4.90%; 7/27/1999                   500,000          498,231
     5.02%; 8/2/1999                    650,000          647,100
     5.06%; 8/2/1999                    650,000          647,077
   Safeco Credit Co., Inc.;
     5.05%; 8/10/1999                 1,500,000        1,491,583
     5.25%; 8/13/1999                 1,350,000        1,341,534
     5.06%; 8/17/1999                   490,000          486,763
     4.90%; 8/19/1999                   700,000          695,331

                                                       7,627,775
Miscellaneous Electrical Equipment &
Supplies (4.71%)
   Peacock Funding Corp.;
     4.86%; 7/12/1999                   775,000          773,849
     5.10%; 8/3/1999                    625,000          622,078
     5.25%; 8/12/1999                 1,200,000        1,192,650
     4.87%; 8/31/1999                   675,000          669,441
     4.85%; 11/12/1999                  500,000          490,974

                                                       3,748,992
Mortgage Bankers & Brokers (4.91%)
   Countrywide Home Loan, Inc.;
     4.92%; 7/16/1999                $  925,000       $  923,104
     4.92%; 7/22/1999                 1,000,000          997,130
     4.93%; 8/3/1999                  1,200,000        1,194,577
     4.94%; 8/9/1999                    800,000          795,719

                                                       3,910,530
Ordinance & Accessories, NEC (1.88%)
   Harsco Corp.;
     5.10%; 7/20/1999                 1,500,000        1,495,963

Personal Credit Institutions (6.67%)
   Associates First Capital Corp.;
     4.83%; 7/2/1999                    500,000          499,933
     4.75%; 7/20/1999                   175,000          174,561
     4.92%; 7/22/1999                   575,000          573,350
     5.10%; 8/11/1999                   575,000          571,660
   Comoloco, Inc.;
     4.62%; 7/23/1999                   250,000          249,294
     4.88%; 8/27/1999                   450,000          446,523
     4.74%; 8/30/1999                   200,000          198,420
     4.80%; 9/17/1999                   500,000          494,800
     4.91%; 9/24/1999                   500,000          494,204
     4.80%; 11/9/1999                   550,000          540,393
     4.83%; 11/19/1999                  250,000          245,271
     5.28%; 3/17/2000                   150,000          144,280
   Household Finance Corp.;
     5.03%; 8/6/1999                    675,000          671,605

                                                       5,304,294
Petroleum Refining (0.94%)
   Motiva Enterprises, LLC;
     4.85%; 7/20/1999                   425,000          423,912
     5.18%; 8/12/1999                   325,000          323,036

                                                         746,948
Security Brokers & Dealers (6.91%)
   Goldman Sachs Group, LP;
     4.82%; 9/2/1999                    775,000          768,463
     4.84%; 9/17/1999                   375,000          371,067
     4.83%; 9/17/1999                   500,000          494,767
   Merrill Lynch & Co., Inc.;
     5.12%; 6/25/1999                   500,000          498,080
     4.84%; 7/16/1999                 1,275,000        1,272,429
     4.81%; 7/22/1999                   400,000          398,878
   Morgan Stanley Group, Inc.;
     4.83%; 7/8/1999                    500,000          499,530
     4.83%; 7/9/1999                    700,000          699,249
     4.83%; 7/29/1999                   500,000          498,122

                                                       5,500,585
Soap, Cleaners & Toilet Goods (0.60%)
   Clorox Co.;
     4.83%; 7/29/1999                   480,000          478,197

Telephone Communication (1.26%)
   Ameritech Capital Funding Corp.;
   4.81%; 7/2/1999                    1,000,000          999,866


                         Total Commercial Paper       68,886,373

Bonds (14.93%)

Beverages (0.44%)
   PepsiCo, Inc. Notes;
     6.80%; 5/15/2000                $  350,000       $  353,054

Business Credit Institutions (5.38%)
   American Express Credit Corp.
     Notes; 6.12%; 6/15/2000            167,000          168,005
   CIT Group Holdings, Inc.
     Notes; 6.25%; 10/25/1999           250,000          250,863
   Ford Motor Credit Co.
     Debentures; 9.50%; 4/15/2000       155,000          159,813
   Ford Motor Credit Co. Notes;
     6.37%; 9/15/1999                   250,000          250,614
     7.75%; 10/1/1999                   315,000          316,791
     8.38%; 1/15/2000                   405,000          411,459
     6.38%; 4/15/2000                 1,085,000        1,092,054
   General Motors Acceptance Corp.
     Debentures; 8.40%; 10/15/1999      450,000          453,950
     Notes; 6.15%; 9/20/1999            350,000          350,761
     7.00%; 3/1/2000                    320,000          323,209
   Morgan Guaranty Trust Co. Notes;
     5.75%; 10/8/1999                   500,000          500,833

                                                       4,278,352
Commercial Banks (1.01%)
   Norwest Corp. Notes;
     6.00%; 3/15/2000                   236,000          236,976
     Senior Notes;
     6.75%; 5/12/2000                   567,000          571,591

                                                         808,567
Fire, Marine & Casualty Insurance (0.44%)
   Commercial Credit Co. Notes;
     6.70%; 8/1/1999                    350,000          350,423

Miscellaneous Chemical Products (0.23%)
   Dupont EI de Nemours Co.
     Debentures; 9.15%; 4/15/2000       175,000          180,177

Miscellaneous Equipment Rental &
Leasing (2.08%)
   International Lease Finance Corp. Notes;
     6.50%; 8/15/1999                   650,000          650,948
     6.12%; 11/1/1999                   300,000          300,922
     5.75%; 12/15/1999                  150,000          150,343
     6.20%; 5/1/2000                    550,000          553,604

                                                       1,655,817
Personal Credit Institutions (4.73%)
   American General Finance Corp.
     Notes; 7.70%; 10/15/1999           275,000          276,914
     8.00%; 2/15/2000                   150,000          152,112
     7.25%; 4/15/2000                   350,000          355,034
     Senior Notes; 6.87%; 7/1/1999      155,000          155,000
   Associates Corp. of North America
     Notes; 8.25%; 12/1/1999            100,000          101,226
     6.00%; 3/15/2000                   305,000          306,468
     Senior Notes;
     7.25%; 9/1/1999                    392,000          393,092
     9.12%; 4/1/2000                    250,000          256,293
   Avco Financial Services, Inc. Notes;
     5.50%; 4/1/1999                    145,000          145,006
   Commercial Credit Co. Notes;
     6.00%; 4/15/2000                $  595,000       $  596,813
     6.75%; 5/15/2000                   140,000          140,970
   Norwest Financial, Inc. Notes;
     6.05%; 11/19/1999                  780,000          782,642
     5.12%; 4/15/2000                   100,000           99,833

                                                       3,761,403
Photographic Equipment &
Supplies (0.13%)
   Xerox Corp. Debentures;
     9.75%; 3/15/2000                   100,000          103,008

Security Brokers & Dealers (0.36%)
   Morgan Stanley Group, Inc. Notes;
     7.50%; 9/1/1999                    289,000          289,942

Variety Stores (0.13%)
   Wal-Mart Stores, Inc. Notes;
     6.12%; 10/1/1999                   100,000          100,219


                                    Total Bonds       11,880,962


          Total Portfolio Investments (101.49%)       80,767,335

Liabilities, net of cash and receivables (-1.49%)     (1,185,197)


                     Total Net Assets (100.00%)      $79,582,138



REAL ESTATE ACCOUNT

--------------------------------------------------------------------------------
                                          Shares
                                           Held           Value
--------------------------------------------------------------------------------

Common Stocks (96.23%)

Apartment REITs (19.11%)
   Apartment Investment &
     Management Co.                      11,300       $  483,075
   Archstone Communities Trust           16,000          351,000
   Avalonbay Communities, Inc.           10,000          370,000
   Berkshire Realty Co., Inc.            13,600          157,250
   Charles E. Smith
     Residential Realty, Inc.             1,700           57,694
   Equity Residential Properties Trust   12,800          576,800
   Gables Residential Trust              11,300          272,612

                                                       2,268,431
Factory Outlet REITs (1.88%)
   Chelsea GCA Realty, Inc.               6,000          222,750

Hotel REITs (8.42%)
   Felcor Lodging Trust, Inc.             7,000          145,250
   Host Marriott Corp.                   24,674          293,004
   Meristar Hospitality Corp.            12,800          287,200
   Sunstone Hotel Investors, Inc.        32,200          273,700

                                                         999,154
Mall REITs (12.79%)
   CBL & Associates Properties, Inc.     14,900          392,988
   General Growth Properties, Inc.        9,500          337,250
   Simon Property Group, Inc.            11,900          301,962
   The Maerich Co.                       18,500          485,625

                                                       1,517,825
Manufactured Housing REITs (4.87%)
   Manufactured Home Communities, Inc.   13,200       $  343,200
   Sun Communities, Inc.                  6,600          234,300

                                                         577,500
Mortgage, Mixed Use &
Miscellaneous REITs (3.71%)
   Bradley Real Estate, Inc.             21,200          439,900

Net Lease REITs (2.33%)
   Trinet Corporate Realty Trust, Inc.   10,000          276,875

Office & Industrial REITs (34.12%)
   Arden Realty Group, Inc.              11,500          283,187
   Boston Properties, Inc.                5,000          179,375
   Cabot Industrial Trust                22,600          480,250
   Centerpoint Properties Corp.           1,800           65,925
   Equity Office Properties Trust        19,400          497,125
   Highwoods Properties, Inc.            10,300          282,606
   Kilroy Realty Corp.                   10,000          243,125
   Liberty Property Trust                 7,600          189,050
   Mack-Cali Realty Corp.                 6,100          188,719
   Prologis Trust                        24,980          505,845
   Reckson Associates
     Realty Corp., Class B               18,401          439,319
   SL Green Realty Corp.                 17,600          359,700
   Spieker Properties, Inc.               8,650          336,269

                                                       4,050,495
Self Storage REITs (2.52%)
   Storage USA, Inc.                      9,400          299,625

Shopping Center REITs (6.48%)
   AMB Property Corp.                     2,600           61,100
   Developers Diversified Realty Corp.   17,500          290,938
   Federal Realty Investment Trust       14,700          337,181
   Pan Pacific Retail Properties, Inc.    4,100           79,694

                                                         768,913


                            Total Common Stocks       11,421,468


--------------------------------------------------------------------------------
                                       Principal
                                         Amount           Value
--------------------------------------------------------------------------------

Commercial Paper (2.92%)

Personal Credit Institutions (2.92%)
   Investment In Joint Trade Account,
     Associates Corp.; 5.75%; 7/1/1999 $346,201       $  346,201

           Total Portfolio Investments (99.15%)       11,767,669

Cash and receivables, net of liabilities (0.85%)         100,355


                     Total Net Assets (100.00%)      $11,868,024


SMALLCAP ACCOUNT

--------------------------------------------------------------------------------
                                          Shares
                                           Held           Value
--------------------------------------------------------------------------------

Common Stocks (94.19%)

Blast Furnace & Basic Steel
Products (1.25%)
   Carpenter Technology Corp.             5,600       $  159,950
   NS Group, Inc.                         7,100(a)        65,675

                                                         225,625
Commercial Banks (1.45%)
   Cullen Frost Bankers                   6,000          165,375
   Valley National Bancorp                3,360           96,600

                                                         261,975
Commercial Printing (1.28%)
   Bowne & Co., Inc.                      9,800          127,400
   World Color Press, Inc.                3,800(a)       104,500

                                                         231,900
Communications Equipment (1.39%)
   Spectrian Corp.                        6,400(a)        92,800
   Tekelec                               13,000(a)       158,438

                                                         251,238
Computer & Data Processing Services (11.28%)
   Advanced Communications System, Inc.   7,750(a)       106,078
   Ciber, Inc.                           11,000(a)       210,375
   Cotelligent, Inc.                      9,000(a)        70,312
   Cybersource Corp.                     18,100(a)       266,975
   GTECH Holdings Corp.                   3,100(a)        73,044
   High Speed Access Corp.                6,700(a)       171,687
   Hypercom Corp.                        29,400(a)       281,138
   ICG Communications, Inc.              13,000(a)       277,875
   SPSS, Inc.                             4,000(a)       102,750
   Synopsys, Inc.                         3,600(a)       198,675
   Tenfold Corp.                          8,800(a)       279,400

                                                       2,038,309
Computer & Office Equipment (2.04%)
   Box Hill Systems Corp.                40,000(a)       235,000
   Neomagic Corp.                         8,000(a)        67,250
   Smart Modular Technologies, Inc.       3,800(a)        66,024

                                                         368,274
Construction & Related Machinery (1.15%)
   JLG Industries, Inc.                  10,200          207,825

Crude Petroleum & Natural Gas (0.85%)
   Nuevo Energy Co.                      11,600(a)       153,700

Drugs (3.95%)
   Chirex, Inc.                           6,700(a)       215,237
   Dura Pharmaceuticals, Inc.             6,600(a)        78,788
   Geltex Pharmaceuticals, Inc.           8,000(a)       144,000
   Inhale Therapeutic Systems, Inc.       5,300(a)       126,206
   Matritech, Inc.                      114,000(a)       149,625

                                                         713,856
Drugs, Proprietaries, & Sundries (0.92%)
   Bindley Western Industries, Inc.       7,200          166,050

Eating & Drinking Places (3.71%)
   Morton's Restaurant Group, Inc.       13,000(a)    $  247,812
   Rubio's Restaurants, Inc.             17,000(a)       262,438
   Ruby Tuesday, Inc.                     8,400          159,600

                                                         669,850
Electric Services (0.92%)
   TNP Enterprises, Inc.                  4,600          166,750

Electronic Components & Accessories (6.46%)
   Benchmark Electronics, Inc.            8,000(a)       287,500
   DII Group, Inc.                       14,100(a)       526,106
   Hadco Corp.                            2,600(a)       103,350
   Microchip Technology, Inc.             5,300(a)       251,087

                                                       1,168,043
Fabricated Structural Metal Products (0.98%)
   Aavid Thermal Technologies, Inc.       7,800(a)       176,475

Family Clothing Stores (0.87%)
   Pacific Sunwear of California, Inc.    6,450(a)       157,219

Fire, Marine & Casualty Insurance (0.93%)
   Horace Mann Educators                  6,200          168,563

Footwear, Except Rubber (1.08%)
   Wolverine World Wide, Inc.            13,900          194,600

Gas Production & Distribution (0.90%)
   Piedmont Natural Gas Co.               5,200          161,850

General Industrial Machinery (1.87%)
   Kaydon Corp.                           4,800          161,400
   Regal-Beloit Corp.                     7,500          177,187

                                                         338,587
Grain Mill Products (0.80%)
   Ralcorp Holdings, Inc.                 9,000(a)       144,563

Greeting Cards (0.93%)
   American Greetings Corp.               5,600          168,700

Groceries & Related Products (0.96%)
   Universal Corp.                        6,100          173,469

Horticultural Specialties (0.94%)
   Hines Horticulture, Inc.              17,000(a)       170,000

Hospitals (0.82%)
   Universal Health Services, Inc., Class B 3,100(a)     148,025

Hotels & Motels (0.23%)
   Lodgian, Inc.                          6,200(a)        40,688

Industrial Machinery, NEC (0.88%)
   Industrial Distribution Group, Inc.   31,300(a)       158,456

Industrial Organic Chemicals (1.76%)
   CFC International, Inc.               29,600(a)       318,200

Jewlery, Silverware, & Plated Ware (0.91%)
   Jostens, Inc.                          7,800          164,288

Life Insurance (1.10%)
   Mony Group, Inc.                       6,100       $  199,013

Measuring & Controlling Devices (0.66%)
   Integrated Measurement Systems, Inc.   9,300(a)       119,738

Meat Products (0.92%)
   Michael Foods, Inc.                    7,100          166,850

Medical & Dental Laboratories (0.43%)
   Urocor, Inc.                          15,900(a)        78,009

Medical Instruments & Supplies (2.78%)
   ADAC Laboratories                     23,500(a)       170,375
   Empi, Inc.                             6,900(a)       168,187
   Focal, Inc.                            4,900(a)        36,750
   Hologic, Inc.                         22,500(a)       126,563

                                                         501,875
Men's & Boys' Clothing Stores (1.31%)
   Hot Topic, Inc.                        8,800(a)       237,600

Men's & Boys' Furnishings (4.38%)
   Nautica Enterprises, Inc.              9,700(a)       163,687
   Quiksilver, Inc.                      10,000(a)       260,625
   Tommy Hilfiger Corp.                   5,000(a)       367,500

                                                         791,812
Metal Forgings & Stampings (0.40%)
   Varlen Corp.                           1,775           71,888

Metalworking Machinery (1.15%)
   Riviera Tool Co.                      42,000(a)       207,375

Miscellaneous Non-Metallic Mineral
Products (0.18%)
   Hexcel Corp.                           3,200(a)        32,400

Miscellaneous Apparel &
Accessory Stores (0.95%)
   The Buckle, Inc.                       6,000(a)       172,500

Miscellaneous Chemical Products (1.02%)
   H.B. Fuller Co.                        2,700          184,613

Miscellaneous Converted Paper
Products (0.73%)
   Shorewood Packaging Corp.              7,200(a)       132,750

Miscellaneous Electrical Equipment &
 Supplies (0.51%)
   Motorcar Parts & Accessories          17,000(a)        91,375

Miscellaneous Equipment Rental &
Leasing (1.48%)
   Rent-A-Center, Inc.                   10,000(a)       240,000
   T & W Financial Corp.                  4,000(a)        28,250

                                                         268,250
Miscellaneous Fabricated Metal
Products (1.01%)
   Watts Industries, Inc.                 9,500          182,281

Miscellaneous Manufacturers (0.88%)
   Russ Berrie & Co.                      6,400       $  158,400

Miscellaneous Shopping Goods
Stores (0.69%)
   Zale Corp.                             3,100(a)       124,000

Miscellaneous Textile Goods (0.96%)
   Kellwood Co.                           6,400          173,600

Motor Vehicles & Equipment (0.95%)
   United Auto Group, Inc.               16,800(a)       172,200

Motor Vehicles, Parts & Supplies (0.99%)
   Keystone Automotive Industries, Inc.  10,300(a)       178,963

Office Furniture (0.87%)
   Kimball International, Inc., Class B   9,300          156,938

Oil & Gas Field Services (1.32%)
   Marine Drilling Co., Inc.              4,700(a)        64,331
   Pride International, Inc.             16,500(a)       174,281

                                                         238,612
Personal Credit Institutions (0.01%)
   Firstplus Financial Group, Inc.        3,000(a)           938

Personnel Supply Services (1.71%)
   On Assignment, Inc.                    9,000(a)       235,125
   RemedyTemp, Inc.                       5,500(a)        74,250

                                                         309,375
Petroleum Refining (1.55%)
   IRI International Corp.               22,000(a)       101,750
   Valero Energy Corp.                    8,200          175,787

                                                         277,537
Photographic Equipment &
Supplies (0.73%)
   Imax Corp.                             5,900(a)       132,750

Public Building & Related
Furniture (0.28%)
   BE Aerospace, Inc.                     2,700(a)        50,456

Rubber & Plastics Footwear (0.80%)
   Vans, Inc.                            12,700(a)       145,455

Savings Institutions (3.78%)
   Commercial Federal Corp.               7,000          162,312
   Community First Bankshares, Inc.       8,000          191,000
   MAF Bancorp, Inc.                      7,000          169,750
   Reliance Bancorp, Inc.                 5,800          160,225

                                                         683,287
Search & Navigation Equipment (0.97%)
   Anaren Microwave, Inc.                 8,400(a)       175,350

Secondary Non-Ferrous Metals (0.23%)
   Titanium Metals Corp.                  3,800           42,275

Soap, Cleaners & Toilet Goods (1.63%)
   Carter-Wallace, Inc.                   9,400          170,962
   Digene Corp.                          11,200(a)       123,725

                                                         294,687
Sugar & Confectionery Products (0.68%)
   Sherwood Brands, Inc., Class A        38,000(a)    $  123,500

Surety Insurance (0.94%)
   Enhance Financial Services Group, Inc. 8,600          169,850

Telephone Communication (2.68%)
   Audiovox Corp., Class A               21,800(a)       239,800
   Winstar Communications, Inc.           5,000(a)       243,750

                                                         483,550
Trucking & Courier Services, Except
Air (1.02%)
   Werner Enterprises, Inc.               8,900          184,675


                            Total Common Stocks       17,021,805


--------------------------------------------------------------------------------
                                         Principal
                                          Amount           Value
--------------------------------------------------------------------------------

Commercial Paper (4.48%)

Personal Credit Institutions (4.48%)
   Investment in Joint Trade Account,
     Associates Corp.; 5.75%; 7/1/1999 $809,303       $  809,303



           Total Portfolio Investments (98.67%)       17,831,108

Cash and receivables, net of liabilities (1.33%)         240,465


                     Total Net Assets (100.00%)      $18,071,573


(a) Non-income producing security - No dividend paid during the past twelve months.




SMALLCAP GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                          Shares
                                           Held           Value
--------------------------------------------------------------------------------

Common Stocks (95.69%)

Accounting, Auditing &
Bookkeeping (1.24%)
   Profit Recovery Group
    International, Inc.                   3,550(a)    $  167,959

Advertising (1.08%)
   TMP Worldwide, Inc.                    2,300(a)       146,050

Apparel, Piece Goods & Notions (1.01%)
   Men's Wearhouse, Inc.                  5,350(a)       136,425

Business Credit Institutions (2.60%)
   Resource America, Inc.                24,150       $  350,175
Communications Equipment (3.08%)
   RF Micro Devices, Inc.                 1,500(a)       111,938
   Sawtek, Inc.                           6,600(a)       302,775

                                                         414,713
Computer & Data Processing
Services (17.96%)
   Aspen Technology, Inc.                 5,500(a)        64,625
   CMGI, Inc.                               800(a)        91,250
   Concur Technologies, Inc.              3,400(a)        95,625
   Globix Corp.                           1,000(a)        44,187
   ICG Communications, Inc.               3,600(a)        76,950
   Lycos, Inc.                              400(a)        36,750
   Macromedia, Inc.                       2,550(a)        89,887
   Mercury Interactive Corp.              1,800(a)        63,675
   Mindspring Enterprises, Inc.             800(a)        35,450
   MMC Networks, Inc.                     8,900(a)       398,275
   New Era of Networks, Inc.              5,600(a)       246,050
   PRI Automation, Inc.                   6,850(a)       248,312
   Saga Systems, Inc.                     7,300(a)        93,075
   Sapient Corp.                          1,700(a)        96,263
   Spyglass, Inc.                         8,350(a)       168,044
   Tier Technologies, Class B            12,350(a)        86,450
   TSI International Software Ltd.       10,100(a)       286,588
   USWeb Corp.                            9,000(a)       199,688

                                                       2,421,144
Computer & Office Equipment (3.44%)
   Computer Network Tech Corp.           11,000(a)       237,875
   Proxim, Inc.                           3,900(a)       226,200

                                                         464,075
Crude Petroleum & Natural Gas (3.61%)
   Basin Exploration, Inc.               12,850(a)       257,803
   Devon Energy Corp.                     6,400          228,800

                                                         486,603
Drugs (1.66%)
   IDEC Pharmaceuticals                   2,900(a)       223,481

Drugs, Proprietaries & Sundries (1.66%)
   Priority Healthcare Corp., Class B     6,500(a)       224,250

Electronic Components &
Accessories (8.14%)
   American Xtal Technology, Inc.         7,150(a)       170,259
   Applied Micro Circuits Corp.           4,750(a)       390,688
   Cree Research, Inc.                    5,000(a)       384,688
   Dupont Photomasks, Inc.                3,150(a)       150,806

                                                       1,096,441
Engineering & Architectural
Services (1.84%)
   Tetra Tech, Inc.                      15,031(a)       248,016

Health & Allied Services, NEC (3.40%)
   Accredo Health, Inc.                   7,600(a)       248,900
   Renal Care Group, Inc.                 8,100(a)       209,588

                                                         458,488
Legal Services (1.51%)
   Pre-Paid Legal Services, Inc.          7,500(a)       203,906

Machinery, Equipment & Supplies (4.15%)
   Aviation Sales                         7,000(a)    $  276,500
   VWR Scientific Products Corp.          7,700(a)       282,494

                                                         558,994
Management & Public Relations (2.15%)
   Diamond Technology Partners, Inc.      6,300(a)       140,963
   Whitman-Hart, Inc.                     4,700(a)       149,225

                                                         290,188
Medical & Dental Laboratories (1.29%)
   IDEXX Laboratories, Inc.               7,450(a)       173,678

Medical Instruments & Supplies (1.53%)
   Ventana Medical Systems               10,800(a)       206,550

Miscellaneous Business Services (0.61%)
   Forrester Research, Inc.               3,300(a)        82,500

Miscellaneous Electrical Equipment &
Supplies (1.71%)
   Universal Electronics, Inc.            8,200(a)       230,113

Miscellaneous Equipment Rental &
Leasing (1.50%)
   Rent-Way, Inc.                         8,200(a)       201,925

Miscellaneous Special Trade
Contractors (2.23%)
   Dycom Industries, Inc.                 5,375(a)       301,000

Mortgage Bankers & Brokers (0.83%)
   Matrix Bancorp, Inc.                   8,000(a)       112,000

Non-Store Retailers (1.07%)
   J. Jill Group, Inc.                    9,900(a)       144,787

Oil & Gas Field Services (3.32%)
   Atwood Oceanics, Inc.                  3,350(a)       104,687
   Paradigm Geophysical Ltd.              3,800(a)        25,888
   Precision Drilling Corp.              14,000(a)       266,875
   Veritas DGC, Inc.                      2,750(a)        50,359

                                                         447,809
Personal Credit Institutions (1.15%)
   Metris Companies, Inc.                 3,800          154,850

Personnel Supply Services (0.99%)
   Labor Ready, Inc.                      4,100(a)       133,250

Radio & Television Broadcasting (3.45%)
   Radio One, Inc.                        3,900(a)       181,350
   SBS Broadcasting S.A.                  8,800(a)       283,800

                                                         465,150
Research & Testing Services (0.77%)
   Cephalon, Inc.                         6,000(a)       104,250

Sanitary Services (3.84%)
   Casella Waste Systems, Inc.           11,000(a)       286,000
   Stericycle, Inc.                       5,950(a)        80,697
   US Liquids, Inc.                       7,150(a)       149,256

                                                         515,953
Savings Institutions (0.60%)
   Net.B@nk, Inc.                           600(a)    $   22,800
   Telebanc Financial Corp.               1,500(a)        58,125

                                                          80,925
Search & Navigation Equipment (1.31%)
   Orbital Sciences Corp.                 7,500(a)       177,187

Ship & Boat Building &
Repairing (0.75%)
   Dril-Quip, Inc.                        4,400(a)       100,925

Special Industry Machinery (3.99%)
   Asyst Technologies, Inc.               9,200(a)       275,425
   Brooks Automation, Inc.                9,650(a)       261,153

                                                         536,578
Telephone Communication (6.22%)
   Concentric Network Corp.               2,100(a)        83,475
   E.Spire Communications, Inc.           9,500(a)       100,344
   Metromedia Fiber Networks, Inc.        3,000(a)       107,812
   Research in Motion                    13,600(a)       275,400
   Viatel, Inc.                           4,800(a)       269,400

                                                         836,431


           Total Portfolio Investments (95.69%)       12,896,769

Cash and receivables, net of liabilities (4.31%)                       581,067


                     Total Net Assets (100.00%)      $13,477,836


(a) Non-income producing security - No dividend paid during the past twelve months.




SMALLCAP VALUE ACCOUNT

--------------------------------------------------------------------------------
                                          Shares
                                           Held           Value
--------------------------------------------------------------------------------

Common Stocks (96.00%)

Accounting, Auditing, & Bookkeeping (0.37%)
   Profit Recovery Group
    International, Inc.                     700(a)     $  33,118

Advertising (0.26%)
   24/7 Media, Inc.                         600(a)        23,100

Air Transportation, Scheduled (0.24%)
   Alaska Air Group, Inc.                   500(a)        20,875

Asphalt Paving & Roofing Materials (0.35%)
   Elcor Corp.                              700           30,581

Automotive Parking (0.12%)
   Central Parking Corp.                    300           10,275

Bakery Products (0.69%)
   Keebler Foods Co.                      2,000(a)        60,750

Beauty Shops (0.34%)
   Regis Corp.                            1,550        $  29,741

Beverages (0.52%)
   Adolph Coors Co., Class B                500           24,750

Beringer Wine Estates                       500(a)        20,891
                                                          45,641
Business Credit Institutions (0.35%)
   Heller Financial, Inc.                 1,100           30,594

Combination Utility Services (1.23%)
   Central Hudson Gas & Electric Corp.    2,600          109,200

Commercial Banks (6.26%)
   BancorpSouth, Inc.                       300            5,437
   Bank of Commerce                       1,400           28,525
   Colonial Bank Group, Inc.              5,400           75,263
   GBC Bancorp.                           2,200           44,550
   Gold Banc Corp., Inc.                    400            5,250
   Hamilton Bancorp., Inc.                1,900(a)        45,600
   Hudson United Bancorp                  2,800           85,750
   National Commerce Bancorp.             4,800          105,000
   Prime Bancshares, Inc.                   900           16,087
   Republic Security Financial            3,100           25,963
   Summit Bancshares, Inc.                2,300           39,962
   Sun Bancorp., Inc.                     1,150           20,125
   TrustCo Bank Corp.                       760           20,425
   Westamerica Bancorp.                   1,000           36,500
                                                         554,437
Commercial Sports (0.07%)
   Florida Panther Holdings, Inc.           600            6,412

Communications Equipment (0.61%)
   ANTEC Corp.                              500(a)        16,031
   Copper Mountain Networks, Inc.           100(a)         7,725
   Juniper Networks, Inc.                   200(a)        29,800
                                                          53,556
Communications Services, NEC (1.34%)
   ITC Deltacom, Inc.                       800(a)        22,400
   L-3 Communications Holdings, Inc.      2,000(a)        96,625
                                                         119,025
 Computer & Data Processing (2.99%)
   Acxiom Corp.                             100(a)         2,494
   Alloy Online, Inc.                       200(a)         2,287
   Aspect Development, Inc.                 100(a)         1,850
   Brocade Communications Systems, Inc.     100(a)         9,644
   Cais Internet, Inc.                      200(a)         3,675
   CareInsite, Inc.                         300(a)        14,175
   CCC Information Services Group           200(a)         2,575
   drkoop.com, Inc.                         300(a)         4,781
   Equant ADR                               500(a)        47,062
   eToys, Inc.                              300(a)        12,225
   IDX Systems Corp.                        300(a)         6,769
   Macromedia, Inc.                         100(a)         3,525
   Medquist, Inc.                           700(a)        30,625
   MicroStrategy, Inc.                      700(a)        26,512
   New Era of Networks, Inc.                100(a)         4,394
   Newgen Results Corp.                     300(a)         3,600
   Northpoint Communications                300(a)        10,950
   Phone.com, Inc.                          200(a)        11,200
   Razorfish, Inc.                          100(a)         3,706
   Redback Networks                         100(a)        12,556
   Rhythms Netconnections, Inc.             200(a)        11,675
   Saleslogix Corp.                         700(a)        10,412
   Software.com, Inc.                       200(a)         4,638
   Source Information Management Co.        700(a)         9,450
   TheStreet.com, Inc.                      200(a)         7,200
   USWeb Corp.                              300(a)         6,656
                                                         264,636
Construction & Related Machinery (2.59%)
   Cooper Cameron Corp.                   2,500(a)        92,656
   Manitowoc Co., Inc.                      600           24,975
   Smith International, Inc.              1,600(a)        69,500
   Terex Corp.                            1,400(a)        42,612
                                                         229,743
Crude Petroleum & Natural Gas (1.80%)
   Barrett Resources Corp.                  300(a)        11,513
   Devon Energy Corp.                     1,600           57,200
   Newfield Exploration Co.               3,200(a)        91,000
                                                         159,713
Cut Stone & Stone Products (0.02%)
   Rock of Ages Corp.                       200(a)         2,050

Department Stores (0.67%)
   Ames Department Stores, Inc.           1,300(a)        59,313

Drugs (1.16%)
   Human Genome Sciences, Inc.            1,200(a)        47,400
   IDEC Pharmaceuticals                     100(a)         7,706
   Ligand Pharmaceuticals, Class B        1,600(a)        17,800
   Millenium Pharmaceuticals                500(a)        18,000
   SangStat Medical Corp.                   700(a)        12,075
                                                         102,981
Electric Services (1.37%)
   Central Louisiana Electric             4,000          121,500

Electrical Goods (0.21%)
   WESCO International, Inc.                900(a)        18,450

Electrical Industrial Apparatus (0.25%)
   National R V Holdings                    900(a)        22,106

Electrical Work (0.37%)
   CapRock Communications Corp.             800           32,400

Electronic Components &
Accessories (2.19%)
   Applied Micro Circuits Corp.             700(a)        57,575
   ATMI, Inc.                             1,800           53,550
   Corcord Communication                    200(a)         9,000
   Exar Corp.                               100(a)         2,475
   hi/fn, Inc.                              300(a)        22,838
   Maker Communications, Inc.               100(a)         3,100
   PLX Technology, Inc.                     100(a)         4,738
   SDL, Inc.                                800(a)        40,850
                                                         194,126
Elementary & Secondary Schools (0.50%)
   Education Management Corp.             1,400(a)     $  29,050
   ITT Educational Services                 600(a)        15,638
                                                          44,688
Engineering & Architectural Services (0.39%)
   Tetra Tech, Inc.                       2,075(a)        34,238

Family Clothing Stores (0.51%)
   Urban Outfitters, Inc.                 1,800(a)        45,225

Farm & Garden Machinery (0.37%)
   New Holland NV                         1,900           32,538

Finance Services (0.02%)
   Intelligent Life Corp.                   200(a)         1,312

Fire, Marine & Casualty Insurance (1.65%)
   Commerce Group, Inc.                     600           14,625
   Fremont General Corp.                  1,700           32,088
   Renaissance Holdings Ltd.              2,700           99,900
                                                         146,613
Freight Transportation Arrangement (1.12%)
   C.H. Robinson Worldwide, Inc.          2,700           99,225

Funeral Services & Crematories (0.04%)
   Carriage Services, Inc.                  200(a)         3,750

Gas Production & Distribution (3.43%)
   Atmos Energy Corp.                     4,700          117,500
   Energen Corp.                          1,800           33,525
   Public Service Co. of North Carolina   1,400           40,950
   Washington Gas Light Co.               1,500           39,000
   Wicor, Inc.                            2,600           72,638
                                                         303,613
General Industrial Machinery (1.09%)
   Applied Science & Technology             800           18,000
   IDEX Corp.                             2,400           78,900
                                                          96,900
Health & Allied Services, NEC (0.16%)
   Renal Care Group, Inc.                   550(a)        14,231

Home Health Care Services (0.16%)
   Women First Healthcare, Inc.           1,100(a)        14,575

Hotels & Motels (1.20%)
   Extended Stay of America               1,800(a)        21,600
   MGM Grand, Inc.                        1,400(a)        68,600
   Sunterra Corp.                           600(a)         8,362
   Vistana, Inc.                            500(a)         7,875
                                                         106,437
Household Appliance Stores (0.08%)
   Williams Sonoma, Inc.                    200(a)         6,962

Household Furniture (1.44%)
   Furniture Brands International, Inc.   2,000(a)        55,750
   Stanley Furniture Co., Inc.            3,200           72,000
                                                          127,75
Individual & Family Services (0.47%)
   Sunrise Assisted Living, Inc.          1,200(a)        41,850

Industrial Inorganic Chemicals (2.98%)
   Albemarle Corp.                        3,400        $  78,625
   General Chemical Group, Inc.           5,400           16,875
   Georgia Gulf Corp.                     5,000           84,375
   Mineral Technologies, Inc.               900           50,231
   USEC, Inc.                             2,300           34,213
                                                         264,319
Industrial Machinery, NEC (0.52%)
   Applied Power, Inc.                    1,700           46,431

Industrial Organic Chemicals (0.56%)
   Bush Boake Allen, Inc.                 1,700(a)        49,725

Insurance Agents, Brokers & Services (0.85%)
   E.W. Blanch Holdings, Inc.             1,100           75,006

Laundry, Cleaning & Garment (0.41%)
   Steiner Leisure, Ltd.                  1,200(a)        36,375

Life Insurance (1.09%)
   Annuity & Life Re (Holdings), Ltd.     3,300           74,043
   FBL Financial Group, Inc.              1,000           19,500
   MONY Group, Inc.                         100            3,263
                                                          96,806
Machinery, Equipment & Supplies (1.00%)
   National Oilwell, Inc.                 2,000(a)        25,375
   Willis Lease Financial Corp.           3,900(a)        63,619
                                                          88,994
Management & Public Relations (0.58%)
   Metzler Group, Inc.                      800(a)        22,100
   Nielsen Media Research                 1,000(a)        29,250
                                                          51,350
Measuring & Controlling Devices (1.19%)
   Input/Output, Inc.                     1,800(a)        13,613
   Mettler-Toledo International           2,800(a)        69,475
   MKS Instruments, Inc.                  1,200(a)        22,350
                                                         105,438
Medical & Dental Laboratories (0.21%)
   IDEXX Laboratories, Inc.                 800(a)        18,650

Medical Instruments & Supplies (1.32%)
   Affymetrix, Inc.                         100(a)         4,937
   Armor Holdings, Inc.                   1,400(a)        14,612
   CONMED Corp.                           1,000(a)        30,625
   Kensey Nash Corp.                      1,200            9,600
   Minimed, Inc.                            200(a)        15,388
   Novoste Corp.                            200(a)         4,200
   Osteotech, Inc.                          550(a)        15,813
   ResMed, Inc.                             300(a)         9,956
   Vital Signs, Inc.                        100            1,994
   Xomed Surgical Products, Inc.            200(a)         9,738
                                                         116,863
Men's & Boys' Furnishings (0.10%)
   Columbia Sportswear Co.                  600(a)         9,225

Metal Forgings & Stamping (0.90%)
   ABC Rail Products Corp.                1,400(a)        28,700
   Tower Automotive, Inc.                 2,000(a)        50,875
                                                          79,575
Metals & Minerals, Except
Petroleum (1.03%)
   Commercial Metals Co.                  3,200        $  91,200

Metalworking Machinery (0.18%)
   Kennametal, Inc.                         500           15,500

Miscellaneous Amusement, Recreation
Services (0.65%)
   Anchor Gaming, Inc.                    1,200(a)        57,675

Miscellaneous Business Services (0.04%)
   Wind River Systems, Inc.                 200(a)         3,213

Miscellaneous Durable Goods (0.95%)
   HA-LO Industries, Inc.                 2,600(a)        25,675
   Schnitzer Steel
    Industries, Inc., Class A             2,600           58,338
                                                          84,013
Miscellaneous Equipment Rental &
Leasing (0.20%)
   Aaron Rents, Inc.                        800           17,800

Miscellaneous Fabricated Metal
Products (0.43%)
   Amcast Industrial Corp.                  700           11,419
   Shaw Group, Inc.                       1,700(a)        26,987
                                                          38,406
Miscellaneous Food & Kindred
Products (0.38%)
   American Italian Pasta                 1,100(a)        33,412

Miscellaneous Food Stores (0.13%)
   General Nutrition Cos.                   500(a)        11,656

Miscellaneous Investing (9.28%)
   Burnham Pacific Properties, Inc.        5,100          62,794
   Centerpoint Properties Corp.             700           25,637
   Cousins Properties, Inc.               3,100          104,819
   Franchise Financial Corp.                800           17,600
   Manufactured Home Communities, Inc.    3,600           93,600
   Meristar Hospitality Corp.             4,364           97,917
   Mills Corp.                            2,500           54,219
   National Golf Properties, Inc.         2,300           55,919
   Post Properties, Inc.                  3,000          123,000
   The Macerich Co.                       2,600           68,250
   Weeks Corp.                            3,900          118,950
                                                         822,705
Miscellaneous Manufacturers (1.23%)
   Blyth Industries, Inc.                   900(a)        30,938
   Gentek, Inc.                           5,600           77,700
                                                         108,638
Miscellaneous Plastics
Products, NEC (0.27%)
   AptarGroup, Inc.                         800           24,000

Miscellaneous Shopping Goods
Stores (0.50%)
   Zale Corp.                             1,100(a)     $  44,000

Mortgage Bankers & Brokers (0.96%)
   Litchfield Financial Corp.             4,600           77,912
   MicroFinancial, Inc.                     500            7,156
                                                          85,068
Motion Picture Production & Services (0.64%)
   Cinar Films, Inc., Class B             2,300(a)        56,350

Motor Vehicles & Equipment (0.45%)
   American Axle & Manufacturing
    Holdings, Inc.                          800(a)        11,200
   Kroll O' Gara Co.                        700(a)        15,444
   Wabash National Corp.                    700           13,562
                                                          40,206
Motor Vehicles, Parts & Supplies (0.30%)
   Dura Automotive System                   800           26,600

New & Used Car Dealers (0.60%)
   Lithia Motors, Inc.                    1,600(a)        32,800
   Sonic Automotive, Inc.                 1,500(a)        20,625
                                                          53,425
Non-Ferrous Rolling & Drawing (1.53%)
   Mueller Industries, Inc.               4,000(a)       135,750

Non-Store Retailers (0.24%)
   barnesandnoble.Com, Inc.                 600(a)        10,800
   Stamps.Com, Inc.                         600(a)        10,500
                                                          21,300
Nursing & Personal Care Facilities (0.39%)
   Alterra Healthcare Corp.               2,500(a)        34,375

Office Furniture (0.43%)
   Herman Miller, Inc.                    1,100           23,100
   Hon Industries, Inc.                     500           14,594
                                                          37,694
Oil & Gas Field Services (0.61%)
   Ensco International, Inc.              1,400           27,912
   Global Marine, Inc.                    1,700(a)        26,244
                                                          54,156
Operative Builders (0.34%)
   D.R. Horton, Inc.                      1,800           29,925

Paper & Paper Products (0.25%)
   School Specialty, Inc.                 1,400(a)        22,487

Paperboard Containers & Boxes (0.50%)
   Ivex Packaging Corp.                   2,000(a)        44,000

Paperboard Mills (1.21%)
   Caraustar Industries, Inc.             3,500           86,406
   Gaylord Container Corp., Inc.          2,600(a)        20,638
                                                         107,044
Personal Credit Institutions (0.31%)
   CompuCredit Corp.                        700(a)        13,300
   Creditrust Corp.                         500(a)        13,875
                                                          27,175
Personnel Supply Services (0.38%)
   Computer Horizons Corp.                  700(a)      $  9,669
   On Assignment, Inc.                      700(a)        18,288
   Romac International, Inc.                600(a)         5,325
                                                          33,282
Petroleum & Petroleum Products (0.39%)
   Plains Resources, Inc.                 1,800(a)        34,200

Petroleum Refining (0.31%)
   Tesoro Petroleum Corp.                 1,700(a)        27,094

Plastic Materials & Synthetics (2.81%)
   Geon Co.                               4,500          145,125
   Wellman, Inc.                          6,500          103,594
                                                         248,719
Plumbing, Heating,
Air-Conditioning (0.06%)
   Comfort Systems USA, Inc.                300(a)         5,400

Radio & Television Broadcasting (2.09%)
   Allegiance Telecom, Inc.                 800(a)        43,900
   American States Water Co.              2,600           73,775
   Citadel Communications Corp.             900(a)        32,569
   Entercom Communications Corp.            700(a)        29,925
   Radio One, Inc.                          100(a)         4,650
                                                         184,819
Real Estate Operators & Lessors (1.81%)
   Arden Realty Group, Inc.               4,700          115,738
   Mission West Properties, Inc.          1,200            9,900
   Realty Information Group, Inc.           800(a)        34,800
                                                         160,438
Research & Testing Services (0.20%)
   Applied Analytical Industry              300(a)         3,375
   Media Metrix, Inc.                       100(a)         5,325
   Trimeris, Inc.                           300(a)         4,350
   U.S. Bioscience, Inc.                    500(a)         4,875
                                                          17,925
Savings Institutions (3.93%)
   Bank United Corp.                      2,700          108,506
   Commercial Federal Corp.               3,500           81,156
   Community First Bankshares, Inc.       2,600           62,075
   Firstfed Financial Corp.               3,300(a)        63,525
   Ocwen Financial Corp.                  3,700(a)        32,838
                                                         348,100
Sawmills & Planning Mills (1.12%)
   Universal Forest Products              4,600           98,900

Search & Navigation Equipment (0.35%)
   Orbital Sciences Corp.                 1,300(a)        30,713

Security & Commodity Services (0.16%)
   Gabelli Asset Management Inc., Class A   900(a)        14,231

Security Brokers & Dealers (0.26%)
   DLJDirect                                100(a)         2,950
   TD Waterhouse Group                      400(a)        10,025
   Wit Captial Group, Inc.                  300(a)        10,200
                                                          23,175
Shoe Stores (0.29%)
   The Finish Line, Inc., Class A         2,300(a)        25,875

Special Industry Machinery (0.48%)
   Lam Research Corp.                       600(a)     $  28,012
   Milacron, Inc.                           800           14,800
                                                          42,812
Special Trade Contractors (0.07%)
   Service Experts, Inc.                    300(a)         6,581

Surety Insurance (0.16%)
   FPIC Insurance Group, Inc.               300(a)        14,550

Telephone Communication (1.66%)
   American Mobil Satellite                 300(a)         4,913
   Concentric Network Corp.               1,200(a)        47,700
   Covad Communications Group               700(a)        37,318
   Digital Island                         1,100(a)        19,731
   NEXTLINK Communications                  500(a)        37,188
                                                         146,850
Toys & Sporting Goods (0.17%)
   Jakks Pacific, Inc.                      500(a)        14,906

Trucking & Courier Services, Except
Air (2.02%)
   Allied Holdings, Inc.                  4,000(a)        32,500
   American Freightways Corp.             2,100(a)        41,081
   Forward Air Corp.                        600(a)        16,875
   Werner Enterprises, Inc.               4,250           88,187
                                                         178,643
Trusts (0.41%)
   Allied Capital Corp.                   1,500           36,000

Variety Stores (0.78%)
   ShopKo Stores, Inc.                    1,900(a)        68,875

Water Supply (1.19%)
   E'Town Corp.                           2,300          105,225

Water Transportation of Passengers (0.16%)
   American Classic Voyages Co.             600(a)        14,400

            Total Portfolio Investment (96.00%)        8,502,473

Cash and receivables, net of liabilities (4.00%)         359,817


                     Total Net Assets (100.00%)       $8,862,290


(a) Non-income producing security - No dividend paid during the past twelve months.




STOCK INDEX 500 ACCOUNT

--------------------------------------------------------------------------------
                                          Shares
                                           Held           Value
--------------------------------------------------------------------------------

Common Stocks (92.21%)

Accounting, Auditing & Bookkeeping (0.07%)
   Paychex, Inc.                            318       $   10,136

Advertising (0.20%)
   Interpublic Group of Cos., Inc.          124           10,742
   Omnicom Group, Inc.                      250           20,000

                                                          30,742
Air Transportation, Scheduled (0.39%)
   AMR Corp.                                263(a)    $   17,950
   Delta Air Lines, Inc.                    126            7,261
   FDX Corp.                                363(a)        19,693
   Southwest Airlines Co.                   411           12,792
   US Airways Group, Inc.                    78(a)         3,398

                                                          61,094
Aircraft & Parts (1.23%)
   Allied Signal, Inc.                      680           42,840
   B.F. Goodrich Co.                         66            2,805
   Boeing Co.                             1,245           55,013
   General Dynamics Corp.                   114            7,809
   Northrop Grumman Corp.                    61            4,045
   Rockwell International Corp.             269           16,342
   Textron, Inc.                            241           19,837
   United Technologies Corp.                588           42,152

                                                         190,843
Auto & Home Supply Stores (0.03%)
   Autozone, Inc.                           134(a)         4,037

Automotive Rentals, No Drivers (0.01%)
   Ryder Systems, Inc.                       63            1,638

Bakery Products (0.16%)
   Sara Lee Corp.                         1,114           25,274

Beer, Wine & Distilled Beverages (0.03%)
   Brown-Forman Corp.                        60            3,911

Beverages (2.34%)
   Adolph Coors Co., Class B                 32            1,584
   Anheuser-Busch Cos., Inc.                584           41,428
   Coca-Cola Co.                          3,247          202,938
   Coca-Cola Enterprises                    518           15,928
   PepsiCo, Inc.                          1,926           74,512
   Seagram Co. Ltd.                         523           26,346

                                                         362,736
Blankbooks & Bookbinding (0.02%)
   Deluxe Corp.                              71            2,765

Blast Furnace & Basic Steel
Products (0.09%)
   Allegheny Teledyne, Inc.                 274            6,199
   Bethlehem Steel Corp.                    116(a)           892
   Nucor Corp.                               78            3,700
   USX-U.S. Steel Group                      78            2,106
   Worthington Industries, Inc.              82            1,348

                                                          14,245
Books (0.11%)
   McGraw-Hill Cos., Inc.                   275           14,833
   Meredith Corp.                            46            1,593

                                                          16,426
Broadwoven Fabric Mills, Cotton (0.01%)
   Fruit of The Loom, Inc.                   64(a)           624
   Springs Industries, Inc.                  15              654

                                                           1,278
Business Credit Institutions (0.33%)
   Associates First Capital Corp., Class A  888       $   39,350
   Providian Financial Corp.                126           11,781

                                                          51,131
Cable & Other Pay TV Services (0.74%)
   Comcast Corp., Special Class A         1,569(a)        60,308
   MediaOne Group, Inc.                     741(a)        55,112

                                                         115,420
Cash Grains (0.08%)
   Pioneer Hi-Bred International, Inc.      314           12,226

Chemicals & Allied Products (0.26%)
   Dow Chemical Co.                         297           37,682
   Sigma-Aldrich Corp.                       90            3,099

                                                          40,781
Combination Utility Services (0.32%)
   Cinergy Corp.                            241            7,712
   Constellation Energy Group, Inc.         133            3,940
   Entergy Corp.                            320           10,000
   Northern States Power Co.                235            5,684
   Pacificorp                               366            6,725
   PG&E Corp.                               467           15,178

                                                          49,239
Commercial Banks (6.45%)
   Amsouth Bancorp.                         258            5,982
   Bank of America Corp.                  2,271          166,493
   Bank of New York Co., Inc.               928           34,046
   Bank One Corp.                         1,536           91,488
   BankBoston Corp.                         365           18,661
   BB&T Corp.                               379           13,905
   Chase Manhattan Corp.                  1,033           89,484
   Comerica, Inc.                           238           14,146
   Fifth Third Bancorp                      337           22,432
   First Union Corp.                      1,210           56,870
   Firstar Corp.                            843           23,604
   Fleet Financial Group, Inc.              694           30,796
   Huntington Bancshares, Inc.              288           10,080
   J.P. Morgan & Co., Inc.                  256           35,968
   Keycorp                                  555           17,829
   MBNA Corp.                               980           30,012
   Mellon Bank Corp.                        638           23,207
   Mercantile Bancorp., Inc.                240           13,710
   National City Corp.                      398           26,069
   Northern Trust Corp.                      99            9,603
   PNC Financial Corp.                      369           21,264
   Regions Financial Corp.                  297           11,416
   Republic New York Corp.                   96            6,546
   Southtrust Corp.                         247            9,479
   State Street Corp.                       243           20,746
   Summit Bancorp.                          255           10,662
   Suntrust Banks, Inc.                     391           27,150
   Synovus Financial Corp.                  338            6,718
   Union Planters Corp.                     122            5,452
   US Bancorp                               889           30,226
   Wachovia Corp.                           280           23,957
   Wells Fargo Co.                        2,159           92,297

                                                       1,000,298
Commercial Printing (0.03%)
   R.R. Donnelley & Sons Co.                120            4,448

Communications Equipment (2.55%)
   Andrew Corp.                              73(a)    $    1,382
   General Instrument Corp.                 249(a)        10,583
   Harris Corp.                             169            6,622
   Lucent Technologies, Inc.              3,953          266,611
   Network Appliance, Inc.                   90(a)         5,029
   Nortel Networks Corp.                    810           70,318
   Scientific-Atlanta, Inc.                  67            2,412
   Tellabs, Inc.                            473(a)        31,957

                                                         394,914
Communications Services, NEC (0.12%)
   Nextel Communications, Inc.              357(a)        17,917

Computer & Data Processing Services (6.60%)
   Adobe Systems, Inc.                      153           12,570
   America Online, Inc.                   1,354(a)       149,617
   Autodesk, Inc.                            53            1,567
   BMC Software, Inc.                       311(a)        16,794
   Computer Associates International, Inc.  658           36,190
   Computer Sciences Corp.                  241(a)        16,674
   Compuware Corp.                          449(a)        14,284
   Electronic Data Systems Corp.            602           34,051
   First Data Corp.                         540           26,426
   IMS Health, Inc.                         389           12,156
   Microsoft Corp.                        6,626(a)       597,582
   Novell, Inc.                             412(a)        10,918
   Oracle Systems Corp.                   1,887(a)        70,055
   Parametric Technology Corp.              338(a)         4,690
   Peoplesoft, Inc.                         308(a)         5,313
   Shared Medical Systems Corp.              23            1,501
   Unisys Corp.                             332(a)        12,927

                                                       1,023,315
Computer & Office Equipment (7.16%)
   3COM Corp.                               438(a)        11,689
   Apple Computer, Inc.                     220(a)        10,189
   Automatic Data Processing, Inc.          752           33,088
   Cabletron Systems, Inc.                  253(a)         3,289
   Ceridian Corp.                           128(a)         4,184
   Cisco Systems, Inc.                    4,141(a)       267,094
   Compaq Computer Corp.                  2,227           52,752
   Data General Corp.                        44(a)           641
   Dell Computer Corp.                    3,340(a)       123,580
   EMC Corp.                              1,325(a)        72,875
   Gateway, Inc.                            239(a)        14,101
   Hewlett-Packard Co.                    1,239          124,519
   International Business Machines Corp.  2,260          292,105
   Pitney Bowes, Inc.                       343           22,038
   Seagate Technology, Inc.                 318(a)         8,149
   Silicon Graphics                         267(a)         4,372
   Sun Microsystems, Inc.                   940(a)        64,743

                                                       1,109,408
Construction & Related Machinery (0.32%)
   Baker Hughes, Inc.                       399           13,367
   Caterpillar, Inc.                        438           26,280
   Dover Corp.                              299           10,465

                                                          50,112
Consumer Products (0.94%)
   Fortune Brands, Inc.                     252           10,427
   Nabisco Group Holdings Corp.             396            7,747
   Philip Morris Cos., Inc.               2,982          119,839
   UST, Inc.                                266            7,780

                                                         145,793
Copper Ores (0.01%)
   Cyprus Amax Minerals Co.                  81       $    1,230

Crude Petroleum & Natural Gas (0.58%)
   Anadarko Petroleum Co.                   108            3,976
   Apache Corp.                              87            3,393
   Burlington Resources, Inc.               258           11,158
   Kerr-Mcgee Corp.                          77            3,864
   Occidental Petroleum Corp.               422            8,915
   Texaco, Inc.                             653           40,813
   Union Pacific Resources Group, Inc.      324            5,285
   USX-Marathon Group, Inc.                 375           12,211

                                                          89,615
Cutlery, Handtools & Hardware (0.23%)
   Danaher Corp.                            119            6,917
   Illinois Tool Works                      324           26,568
   Snap-On Incorporated                      52            1,882

                                                          35,367
Department Stores (0.61%)
   Dillard's, Inc., Class A                  95            3,337
   Federated Department Stores              287(a)        15,193
   Harcourt General, Inc.                    63            3,248
   Kohl's Corp.                             240(a)        18,525
   May Department Stores                    428           17,495
   Penney (J.C.) Co.                        335           16,268
   Sears, Roebuck & Co.                     467           20,811

                                                          94,877
Drug Stores & Proprietary Stores (0.45%)
   CVS Corp.                                475           24,284
   Longs Drug Stores Corp.                   34            1,175
   Rite Aid Corp.                           331            8,151
   Walgreen Co.                           1,219           35,808

                                                          69,418
Drugs (8.29%)
   Abbott Laboratories                    1,985           90,317
   ALZA Corp.                                89(a)         4,528
   American Home Products Corp.           1,609           92,518
   Amgen, Inc.                              622(a)        37,864
   Bristol-Myers Squibb Co.               2,611          183,912
   Johnson & Johnson                      1,762          172,676
   Lilly (Eli) & Co.                      1,344           96,264
   Merck & Co., Inc.                      2,918          215,932
   Pfizer, Inc.                           1,585          173,954
   Pharmacia & Upjohn, Inc.                 621           35,281
   Schering-Plough Corp.                  1,928          102,184
   Warner-Lambert Co.                     1,104           76,590
   Watson Pharmaceuticals                    85(a)         2,980

                                                       1,285,000
Drugs, Proprietaries & Sundries (0.21%)
   Cardinal Health, Inc.                    343           21,995
   McKesson HBOC, Inc.                      347           11,147

                                                          33,142
Eating & Drinking Places (0.62%)
   Darden Restaurants, Inc.                 123            2,683
   McDonald's Corp.                       1,771           73,164
   Tricon Global Restaurants, Inc.          320(a)        17,320
   Wendy's International                    111            3,143

                                                          96,310
Electric Lighting & Wiring Equipment (0.07%)
   Cooper Industries, Inc.                   92       $    4,784
   National Service Industries               36            1,296
   Raychem Corp.                             68            2,516
   Thomas & Betts Corp.                      50            2,363

                                                          10,959
Electric Services (1.88%)
   AES Corp.                                261(a)        15,171
   Ameren Corp.                             122            4,682
   American Electric Power Co., Inc.        271           10,179
   Carolina Power & Light Co.               234           10,018
   Central & Southwest Corp.                289            6,755
   CMS Energy Corp                          141            5,904
   Consolidated Edison, Inc.                308           13,937
   Dominion Resources, Inc.                 273           11,824
   DTE Energy Co.                           129            5,160
   Duke Energy Corp.                        442           24,034
   Edison International                     431           11,529
   Enron Corp.                              428           34,989
   Firstenergy Corp.                        312            9,672
   Florida Progress Corp.                   120            4,958
   FPL Group, Inc.                          261           14,257
   GPU, Inc.                                115            4,852
   New Century Energies, Inc.               102            3,959
   Niagara Mohawk Holdings, Inc.            267(a)         4,289
   Peco Energy Co.                          300           12,562
   PP&L Resources, Inc.                     234            7,195
   Public Service Enterprise Group, Inc.    299           12,222
   Reliant Energy, Inc.                     354(a)         9,779
   Sempra Energy                            314            7,104
   Southern Co.                             851           22,552
   Texas Utilities Holdings                 352           14,520
   Unicom Corp.                             293           11,299

                                                         293,402
Electrical Industrial Apparatus (0.22%)
   Emerson Electric Co.                     533           33,512

Electronic Components & Accessories (2.44%)
   Advanced Micro Devices, Inc.             129(a)         2,330
   Intel Corp.                            4,376          260,372
   LSI Logic Corp.                          126(a)         5,812
   Micron Technology, Inc.                  321(a)        12,940
   National Semiconductor Corp.             249(a)         6,303
   Solectron Corp.                          325(a)        21,673
   Texas Instruments                        475           68,875

                                                         378,305
Electronic Distribution Equipment (3.14%)
   General Electric Co.                   4,305          486,465

Engines & Turbines (0.04%)
   Briggs & Stratton Corp.                   20            1,155
   Brunswick Corp.                           82            2,286
   Cummins Engine Co., Inc.                  37            2,113

                                                           5,554
Fabricated Rubber Products, NEC (0.01%)
   Cooper Tire & Rubber Co.                  67            1,583

Family Clothing Stores (0.48%)
   Gap, Inc.                              1,144       $   57,629
   Nordstrom, Inc.                          127            4,255
   TJX Cos., Inc.                           394           13,125

                                                          75,009
Farm & Garden Machinery (0.14%)
   Case Corp.                                65            3,128
   Deere & Co.                              313           12,403
   Tenneco, Inc.                            251            5,992

                                                          21,523
Fats & Oils (0.07%)
   Archer Daniels Midland Co.               723           11,161

Federal & Federally Sponsored Credit (0.98%)
   Federal Home Loan Mtg.                   929           53,882
   Federal National Mortgage Association  1,266           86,563
   SLM Holding Corp.                        247           11,315

                                                         151,760
Finance Services (0.06%)
   Cincinnati Financial Corp.               248            9,315

Fire, Marine & Casualty Insurance (2.10%)
   Aetna, Inc.                              127           11,359
   Allstate Corp.                         1,003           35,983
   American International Group, Inc.     1,600          187,300
   Chubb Corp.                              245           17,027
   Cigna Corp.                              284           25,276
   Hartford Financial Services Group, Inc.  308           17,960
   Loews Corp.                              102            8,071
   Progressive Corp.                         64            9,280
   Safeco Corp.                             121            5,339
   St. Paul Cos., Inc.                      310            9,862

                                                         327,457
Forest Products (0.12%)
   Weyerhaeuser Co.                         277           19,044

Funeral Service & Crematories (0.04%)
   Service Corp. International              344            6,622

Gas Production & Distribution (0.26%)
   Columbia Energy Group                     74            4,639
   Consolidated Natural Gas Co.              85            5,164
   Eastern Enterprises                       19              755
   Nicor, Inc.                               42            1,599
   Oneok, Inc.                               27              857
   Peoples Energy Corp.                      31            1,168
   Sonat, Inc.                               98            3,246
   Williams Cos., Inc.                      522           22,218

                                                          39,646
General Industrial Machinery (0.76%)
   Armstrong World Industries, Inc.          35            2,023
   Ingersoll-Rand Co.                       246           15,898
   Nacco Industries, Inc., Class A            6              441
   Pall Corp.                               111            2,463
   Timken Co.                                55            1,072
   Tyco International Ltd.                  998           94,561

                                                         116,458
Glass & Glassware, Pressed or Blown (0.19%)
   Corning, Inc.                            307           21,528
   Owens-Illinois, Inc.                     238(a)         7,780

                                                          29,308
Gold & Silver Ores (0.15%)
   Barrick Gold Corp.                       505       $    9,785
   Battle Mountain Gold Co.                 305(a)           743
   Homestake Mining Co.                     317            2,595
   Newmont Mining Corp.                     249            4,949
   Placer Dome, Inc.                        397            4,690

                                                          22,762
Grain Mill Products (0.36%)
   General Mills, Inc.                      236           18,969
   Kellogg Co.                              494           16,302
   Quaker Oats Co.                          121            8,031
   Ralston-Ralston Purina Group             401           12,205

                                                          55,507
Greeting Cards (0.01%)
   American Greetings Corp.                  62            1,868

Groceries & Related Materials (0.60%)
   Safeway, Inc.                            594(a)        29,403
   SUPERVALU, Inc.                          107            2,749
   Sysco Corp.                              406           12,104
   Unilever NV                              698           48,685

                                                          92,941
Grocery Stores (0.40%)
   Albertson's, Inc.                        536           27,655
   Great Atlantic & Pacific Tea Company, Inc.34            1,150
   Kroger Co.                             1,002(a)        27,993
   Winn-Dixie Stores, Inc.                  133            4,913

                                                          61,711
Health & Allied Services, NEC (0.05%)
   Healthsouth Corp.                        516(a)         7,708

Heavy Construction, Except Highway (0.01%)
   Foster Wheeler Corp.                      36              509
   McDermott International, Inc.             53            1,497

                                                           2,006
Highway & Street Construction (0.16%)
   Halliburton Co.                          536           24,254

Hospitals (0.18%)
   Columbia/HCA Healthcare Corp.            788           17,976
   Humana, Inc.                             249            3,221
   Tenet Healthcare Corp.                   378(a)         7,017

                                                          28,214
Hotels & Motels (0.13%)
   Hilton Hotels Corp.                      332            4,710
   Marriott International, Inc., Class A    317           11,848
   Mirage Resorts, Inc.                     260(a)         4,355

                                                          20,913
Household Appliances (0.07%)
   Maytag Corp.                              80            5,575
   Whirlpool Corp.                           67            4,958

                                                          10,533
Industrial Inorganic Chemicals (0.46%)
   Air Products & Chemicals, Inc.           305           12,276
   Eastman Chemical Co.                      70            3,623
   Great Lakes Chemical Corp.                53            2,441
   Monsanto Co.                             765           30,170
   Nalco Chemical Co.                        57            2,957
   Praxair, Inc.                            240           11,745
   Union Carbide Corp.                      118            5,753
   W.R. Grace & Co.                          65(a)         1,194

                                                          70,159
Industrial Organic Chemicals (0.03%)
   International Flavors & Fragrances, Inc.  95       $    4,216

Insurance Agents, Brokers & Services (0.19%)
   Equifax, Inc.                            132            4,711
   Marsh & McLennan Cos., Inc.              330           24,915

                                                          29,626
Iron Ores (0.00%)
   Asarco, Inc.                              35              658

Jewlery, Silverware & Plated Wire (0.00%)
   Jostens, Inc.                             31              653

Knitting Mills (0.00%)
   Russell Corp.                             32              624

Life Insurance (0.31%)
   American General Corp.                   325           24,497
   Jefferson-Pilot Corp.                     95            6,288
   Lincoln National Corp.                   180            9,416
   Transamerica Corp.                       112            8,400

                                                          48,601
Lumber & Construction Materials (0.01%)
   Crane Co.                                 60            1,886

Lumber & Other Building Materials (0.97%)
   Home Depot, Inc.                       1,930          124,364
   Lowe's Cos., Inc.                        453           25,680

                                                         150,044
Machinery, Equipment & Supplies (0.03%)
   Grainger (W. W.), Inc.                    84            4,520

Management & Public Relations (0.08%)
   Dun & Bradstreet Corp.                   247            8,753
   EG&G, Inc.                                39            1,389
   Fluor Corp.                               67            2,714

                                                          12,856
Measuring & Controlling Devices (0.32%)
   Allergan, Inc.                            58            6,438
   Eaton Corp.                               63            5,796
   Honeywell, Inc.                          113           13,094
   Johnson Controls, Inc.                    75            5,198
   KLA-Tencor Corp.                          78(a)         5,060
   Mallinckrodt, Inc.                        63            2,292
   Millipore Corp.                           39            1,582
   PE Corp.-PE Biosystems Group              44            5,049
   Tektronix, Inc.                           41            1,238
   Thermo Electron Corp.                    241(a)         4,835

                                                          50,582
Meat Products (0.10%)
   ConAgra, Inc.                            598           15,922

Medical Instruments & Supplies (0.88%)
   Baxter International, Inc.               355           21,522
   Becton, Dickinson & Co.                  323            9,690
   Biomet, Inc.                             100            3,975
   Boston Scientific Corp.                  479(a)        21,046
   C.R. Bard, Inc.                           48            2,295
   Guidant Corp.                            369(a)        18,980
   Medtronic, Inc.                          713           55,525
   St. Jude Medical, Inc.                    75(a)         2,672

                                                         135,705
Medical Services & Health Insurance (0.53%)
   AFLAC, Inc.                              321       $   15,368
   AON Corp.                                327           13,489
   Conseco, Inc.                            391           11,901
   Provident Cos., Inc.                     120            4,800
   Torchmark Corp.                          125            4,266
   United Healthcare Corp.                  266           16,658
   Unum Corp.                               123            6,734
   Wellpoint Health Networks, Inc.           99(a)         8,402

                                                          81,618
Men's & Boys' Furnishings (0.03%)
   V.F. Corp.                               107            4,574

Metal Cans & Shipping Containers (0.03%)
   Ball Corp.                                27            1,141
   Crown Cork & Seal Co., Inc.              110            3,135

                                                           4,276
Metal Mining Services (0.03%)
   Freeport-McMoRan Cooper &
     Gold, Inc., Class B                    247(a)         4,431

Metalworking Machinery (0.05%)
   Black & Decker Corp.                      78            4,923
   Stanley Works                             79            2,543

                                                           7,466
Military Contractors (0.11%)
   Lockheed Martin Corp.                    478           17,805

Millwork, Plywood &
Structural Members (0.08%)
   Georgia-Pacific Group                    255           12,081

Miscellaneous Amusement,
Recreation Service (0.02%)
   Harrahs Entertainment, Inc.              113(a)         2,486

Miscellaneous Converted Paper (0.33%)
   Avery Dennison Corp.                     104            6,279
   Bemis Company, Inc.                       46            1,829
   Minnesota Mining & Mfg. Co.              490           42,599

                                                          50,707
Miscellaneous Fabricated Metal
Products (0.03%)
   Parker-Hannifin Corp.                     97            4,438

Miscellaneous Food & Kindred
Products (0.28%)
   Bestfoods                                355           17,573
   Campbell Soup Co.                        542           25,135

                                                          42,708
Miscellaneous Furniture & Fixtures (0.11%)
   Newell Rubbermaid, Inc.                  351           16,321

Miscellaneous General Merchandise
Stores (0.02%)
   Consolidated Stores Corp.                 98(a)    $    2,646

Miscellaneous Investing (0.12%)
   Cendant Corp.                            939(a)        19,250

Miscellaneous Non-Metallic
Mineral Products (0.01%)
   Owens Corning                             48            1,650

Miscellaneous Personal Services (0.03%)
   H&R Block, Inc.                           87            4,350

Miscellaneous Plastics
Products, NEC (0.04%)
   Sealed Air Corp.                          74(a)         4,801
   Tupperware Corp.                          51            1,300

                                                           6,101
Miscellaneous Shopping Goods
Stores (0.22%)
   Office Depot, Inc.                       475(a)        10,479
   Staples, Inc.                            563(a)        17,418
   Toys `R' Us, Inc.                        324(a)         6,703

                                                          34,600
Miscellaneous Transportation
Equipment (0.02%)
   Fleetwood Enterprises, Inc.               30              793
   FMC Corp.                                 29(a)         1,981

                                                           2,774
Mortgage Bankers & Brokers (0.03%)
   Countrywide Credit Industries, Inc.      101            4,318

Motion Picture Distribution &
Services (0.01%)
   King World Productions, Inc.              63(a)         2,193

Motion Picture Production &
Services (2.01%)
   Time Warner, Inc.                      2,606          191,541
   Viacom, Inc., Class B                    849           37,356
   Walt Disney Co.                        2,696           83,070

                                                         311,967
Motor Vehicles & Equipment (1.13%)
   Dana Corp.                               248           11,423
   Delphi Automotive Systems Corp.          689           12,789
   Ford Motor Co.                         1,478           83,415
   General Motors Corp.                     799           52,734
   ITT Industries, Inc.                      93            3,546
   Navistar International Corp.              58(a)         2,900
   Paccar, Inc.                              69            3,683
   TRW, Inc.                                107            5,872

                                                         176,362
Motor Vehicles, Parts & Supplies (0.07%)
   Genuine Parts Co.                        260            9,100
   Pep Boys - Manny, Moe & Jack              47            1,016

                                                          10,116
Newspapers (0.36%)
   Dow Jones & Co., Inc.                     83       $    4,404
   Gannett Co.                              351           25,053
   Knight-Ridder, Inc.                       69            3,791
   New York Times Co., Class A              263            9,682
   Times Mirror Co., Class A                 70            4,147
   Tribune Co.                              106            9,235

                                                          56,312
Non-Ferrous Rolling & Drawing (0.02%)
   Reynolds Metals Co.                       57            3,363

Nursing & Personal Care Facilities (0.02%)
   HCR Manor Care, Inc.                      99(a)         2,395

Oil & Gas Field Services (0.29%)
   Helmerich & Payne, Inc.                   44            1,048
   Rowan Cos., Inc.                          74(a)         1,364
   Schlumberger Ltd.                        666           42,416

                                                          44,828
Operative Builders (0.02%)
   Centex Corp.                              53            1,991
   Pulte Corp.                               38              876

                                                           2,867
Opthalmic Goods (0.02%)
   Bausch & Lomb, Inc.                       50            3,825

Paints & Allied Products (0.05%)
   Sherwin-Williams Co                      253            7,021

Paper Mills (0.37%)
   Fort James Corp.                         296           11,211
   Kimberly Clark Corp.                     661           37,677
   Potlatch Corp.                            25            1,099
   Westvaco Corp.                            89            2,581
   Willamette Industries, Inc.               99            4,560

                                                          57,128
Paperboard Containers & Boxes (0.02%)
   Temple-Inland, Inc.                       49            3,344

Personal Credit Institutions (0.74%)
   American Express Co.                     552           71,829
   Capital One Financial Corp.              273           15,203
   Household International Corp.            590           27,951

                                                         114,983
Petroleum Refining (4.31%)
   Amerada Hess Corp.                        80            4,760
   Ashland, Inc.                             66            2,648
   Atlantic Richfield Co.                   398           33,258
   Chevron Corp.                            797           75,864
   Coastal Corp.                            289           11,560
   Exxon Corp.                            3,189          245,952
   Mobil Corp.                              953           94,347
   Phillips Petroleum Co.                   328           16,502
   Royal Dutch Petroleum Co. ADR          2,815          169,604
   Sunoco, Inc.                              83            2,506
   Unocal Corp.                             316           12,522

                                                         669,523
Photographic Equipment & Supplies (0.47%)
   Eastman Kodak Co.                        395       $   26,761
   Polaroid Corp.                            39            1,078
   Xerox Corp.                              801           47,309

                                                          75,148
Plastic Materials & Synthetics (0.81%)
   Du Pont (E.I.) De Nemours              1,376           93,998
   Hercules, Inc.                            90            3,538
   PPG Industries, Inc.                     257           15,179
   Rohm & Haas Co.                          288           12,348

                                                         125,063
Plumbing & Heating, Except Electric (0.08%)
   Masco Corp.                              414           11,954

Preserved Fruits & Vegtables (0.14%)
   Heinz (H.J.) Co.                         442           22,155

Primary Non-Ferrous Metals (0.31%)
   Alcan Aluminum Ltd.                      303            9,677
   Alcoa, Inc.                              448           27,720
   Engelhard Corp.                          128            2,896
   Inco Ltd.                                248(a)         4,464
   Phelps Dodge Corp.                        52            3,221

                                                          47,978
Professional & Commercial Equipment (0.01%)
   Ikon Office Solutions, Inc.              132            1,980

Public Warehousing & Storage (0.15%)
   Costco Cos., Inc.                        294(a)        23,538

Pulp Mills (0.23%)
   Boise Cascade Corp.                       50            2,150
   Champion International Corp.              85            4,070
   International Paper Co.                  500           25,250
   Mead Corp.                                91            3,799

                                                          35,269
Radio & Television Broadcasting (0.42%)
   CBS Corp.                                861           37,400
   Clear Channel Communications             395(a)        27,230

                                                          64,630
Radio, Television & Computer Stores (0.23%)
   Best Buy, Inc.                           268(a)        18,090
   Circuit City Stores - Circuit City Group  90            8,370
   Tandy Corp.                              176            8,602

                                                          35,062
Railroads (0.45%)
   Burlington Northern Sante Fe Corp.       573           17,763
   CSX Corp.                                293           13,276
   Kansas City Southern Industries, Inc.     98            6,254
   Norfolk Southern Corp.                   463           13,948
   Union Pacific Corp.                      321           18,718

                                                          69,959
Residential Building Construction (0.01%)
   Kaufman & Broad Home Corp.                42            1,045

Rubber & Plastics Footwear (0.15%)
   Nike, Inc.                               352           22,286
   Reebok International Ltd.                 50(a)           931

                                                          23,217
Sanitary Services (0.32%)
   Browning-Ferris Industries, Inc.         240       $   10,320
   Waste Management, Inc.                   731(a)        39,291

                                                          49,611
Savings Institutions (1.56%)
   Citigroup, Inc.                        4,445          211,137
   Golden West Financial Corp.               51            4,998
   Washington Mutual, Inc.                  724           25,612

                                                         241,747
Sawmills & Planning Mills (0.01%)
   Louisiana Pacific Corp.                   97            2,304

School Buses (0.02%)
   Laidlaw, Inc.                            403            2,972

Search & Navigation Equipment (0.19%)
   Raytheon Co., Class B                    411           28,924

Security & Commodity Services (0.09%)
   Franklin Resources, Inc.                 326           13,244

Security Brokers & Dealers (1.16%)
   Bear Stearns Cos., Inc.                  100            4,675
   Charles Schwab Corp.                     489           53,729
   Lehman Brothers Holdings, Inc.           102            6,349
   Merrill Lynch & Co., Inc.                433           34,613
   Morgan Stanley Dean Witter & Co          705           72,263
   Paine Webber Group, Inc.                 174            8,134

                                                         179,763
Soap, Cleaners & Toilet Goods (1.82%)
   Alberto-Culver Co., Class B               51            1,358
   Avon Products, Inc.                      334           18,537
   Clorox Co.                               105           11,215
   Colgate-Palmolive Co.                    362           35,748
   Ecolab, Inc.                             115            5,017
   Gillette Co.                           1,355           55,555
   Procter & Gamble Co.                   1,737          155,027

                                                         282,457
Special Industry Machinery (0.22%)
   Applied Materials, Inc.                  450(a)        33,244
   Milacron, Inc.                            34              629

                                                          33,873
Sugar & Confectionery Products (0.11%)
   Hershey Foods Corp.                      128            7,600
   Wrigley (Wm.) Jr. Co.                    104            9,360

                                                          16,960
Surety Insurance (0.07%)
   MBIA, Inc.                                89            5,763
   MGIC Investment Corp.                     98            4,765

                                                          10,528
Telephone Communication (8.81%)
   Alltel Corp.                             345       $   24,668
   Ameritech Corp.                        1,343           98,710
   AT&T Corp.                             4,133          230,673
   Bell Atlantic Corp.                    2,032          132,842
   BellSouth Corp.                        2,387          111,891
   Centurytel, Inc.                         123            4,889
   Frontier Corp.                           253           14,927
   GTE Corp.                              1,279           96,884
   MCI Worldcom, Inc.                     2,408(a)       207,690
   Motorola, Inc.                           733           69,452
   SBC Communications, Inc.               4,327          250,966
   Sprint Corp.                           1,091           57,618
   Sprint PCS Group                         536(a)        30,619
   U.S. West, Inc.                          615           36,131

                                                       1,367,960
Tires & Inner Tubes (0.09%)
   Goodyear Tire & Rubber Co.               238           13,997

Toys & Sporting Goods (0.14%)
   Hasbro, Inc.                             274            7,655
   Mattel, Inc.                             508           13,430

                                                          21,085
Variety Stores (2.16%)
   Dayton-Hudson Corp.                      538           34,970
   Dollar General Corp.                     297            8,613
   Kmart Corp.                              602(a)         9,895
   Wal-Mart Stores, Inc.                  5,839          281,732

                                                         335,210
Water Transportation of Passengers (0.23%)
   Carnival Corp.                           748           36,278

Women's & Misses' Outerwear (0.01%)
   Liz Claiborne, Inc.                       57            2,081

Women's Clothing Stores (0.09%)
   Limited, Inc.                            302           13,703


                            Total Common Stocks       14,297,162


--------------------------------------------------------------------------------
                                      Principal
                                        Amount            Value
--------------------------------------------------------------------------------

Commercial Paper (5.97%)

Federal & Federally Sponsored Credit (5.97%)
   Investment In Joint Trade Account,
     Federal Home Loan Mortgage Corp.;
      4.60%; 7/1/1999                  $925,169       $  925,169



           Total Portfolio Investments (98.18%)       15,222,331

Cash and receivables, net of liabilities (1.82%)         282,107


                     Total Net Assets (100.00%)       $15,504,438



(a) Non-income producing security - No dividend paid during the past twelve months.


UTILITIES ACCOUNT

--------------------------------------------------------------------------------
                                          Shares
                                           Held           Value
--------------------------------------------------------------------------------

Common Stocks (95.35%)

Combination Utility Services (14.32%)
   Citizens Utilities                    65,796        $ 765,356
   Constellation Energy Group, Inc.      21,100          625,087
   Montana Power Co.                      5,600          394,800
   Nisource, Inc.                        21,700          560,131
   Pacificorp                            23,100          424,463
   Scana Corp.                           13,600          317,900
   Utilicorp United, Inc.                24,300          590,794

                                                       3,678,531
Electric Services (43.53%)
   Allegheny Energy                      13,300          426,431
   Avista Corp.                          20,800          338,000
   Carolina Power & Light Co.             5,500          235,469
   CMS Energy Corp.                      13,300          556,937
   Dominion Resources, Inc.              10,800          467,775
   DQE, Inc.                             13,000          521,625
   Duke Energy Corp.                      9,100          494,812
   Edison International                  17,800          476,150
   Enron Corp.                            8,400          686,700
   FirstEnergy Corp.                     19,500          604,500
   FPL Group, Inc.                        8,300          453,388
   GPU, Inc.                             15,300          645,469
   Ipalco Enterprises, Inc.              15,800          334,763
   MidAmerican Energy Holdings Co.       18,200          630,175
   Niagara Mohawk Holdings, Inc.         24,500(a)       393,531
   Peco Energy Co.                       12,500          523,438
   Pinnacle West Capital Corp.           18,600          748,650
   Potomac Electric Power Co.            17,100          503,381
   Reliant Energy, Inc.                  15,500          428,187
   Southern Co.                          16,100          426,650
   Teco Energy, Inc.                     22,800          518,700
   Texas Utilities Holdings              10,800          445,500
   TNP Enterprises, Inc.                  8,800          319,000

                                                      11,179,231
Gas Production & Distribution (1.68%)
   AGL Resources, Inc.                    5,000           92,187
   New Jersey Resources Corp.             4,900          183,444
   Peoples Energy Corp.                   4,100          154,519

                                                         430,150
Telephone Communication (35.82%)
   Ameritech Corp.                       14,800        1,087,800
   AT&T Corp.                            18,100        1,010,206
   Bell Atlantic Corp.                   17,600        1,150,600
   BellSouth Corp.                       20,200          946,875
   GTE Corp.                             13,500        1,022,625
   MCI Worldcom, Inc.                    10,163(a)       876,559
   RCN Corp.                             10,500(a)       437,062
   Sprint Corp.                          19,000        1,003,437
   Sprint PCS Group                       3,500(a)       199,938
   Teligent, Inc.                         6,300(a)       376,819
   U.S. West, Inc.                       18,500         1,086,875

                                                       9,198,796


                            Total Common Stocks        24,486,708

Commercial Paper (4.36%)

Federal & Federally Sponsored
Credit (4.36%)
   Investment In Joint Trade Account,
     Federal Home Loan Mortgage Corp.;
     4.6%; 7/1/1999                  $1,118,812       $1,118,813


           Total Portfolio Investments (99.71%)       25,605,521

Cash and receivables, net of liabilities  (0.29%)         75,604


                     Total Net Assets (100.00%)      $25,681,125



(a) Non-income producing security - No dividend paid during the past twelve months.

FINANCIAL HIGHLIGHTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

AGGRESSIVE GROWTH ACCOUNT(a)                                   1999*        1998         1997        1996        1995        1994(b)
-------------------------                                      ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $18.33       $16.30       $14.52      $12.94      $10.11       $9.92
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............       (.01)          .04          .04         .11         .13         .05
   Net Realized and Unrealized Gain on Investments.....        2.85         2.99         4.26        3.38        4.31         .24
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations        2.84         3.03         4.30        3.49        4.44         .29

Less Dividends and Distributions:
   Dividends from Net Investment Income................        --          (.04)        (.04)       (.11)       (.13)       (.05)
   Distributions from Capital Gains....................       (.07)        (.96)       (2.48)      (1.80)      (1.48)       (.05)
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions       (.07)       (1.00)       (2.52)      (1.91)      (1.61)       (.10)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $21.10       $18.33       $16.30      $14.52      $12.94      $10.11
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................      15.53%(c)    18.95%       30.86%      28.05%      44.19%       2.59%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $292,130     $224,058     $149,182     $90,106     $33,643     $13,770
   Ratio of Expenses to Average Net Assets.............        .81%(d)      .78%         .82%        .85%        .90%       1.03%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.08)%(d)      .22%         .29%       1.05%       1.34%       1.06%(d)
   Portfolio Turnover Rate.............................      116.0%(d)    155.6%       172.6%      166.9%      172.9%      105.6%(d)

ASSET ALLOCATION ACCOUNT(a)                                    1999*        1998         1997        1996        1995        1994(b)
-------------------------                                      ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $12.30       $11.94       $11.48      $11.11       $9.79       $9.98
Income from Investment Operations:
   Net Investment Income...............................         .15          .31          .30         .36         .40         .23
   Net Realized and Unrealized  Gain (Loss) on Investments      .88          .76         1.72        1.06        1.62        (.18)
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations        1.03         1.07         2.02        1.42        2.02         .05
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.31)        (.30)       (.36)       (.40)       (.23)
   Distributions from Capital Gains....................       (.06)        (.40)       (1.26)       (.69)       (.30)        --
   Excess Distributions from Capital Gains(e)..........         --           --            --          --         --        (.01)
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions       (.06)        (.71)       (1.56)      (1.05)       (.70)       (.24)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $13.27       $12.30       $11.94      $11.48      $11.11       $9.79
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................       8.41%(c)     9.18%       18.19%      12.92%      20.66%        .52%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $88,037      $84,089      $76,804     $61,631     $41,074     $28,041
   Ratio of Expenses to Average Net Assets.............        .86%(d)      .89%         .89%        .87%        .89%        .95%(d)
   Ratio of Net Investment Income to Average Net Assets       2.33%(d)     2.51%        2.55%       3.45%       4.07%       4.27%(d)
   Portfolio Turnover Rate.............................      107.0%(d)    162.7%       131.6%      108.2%       47.1%       60.7%(d)

BALANCED ACCOUNT(a)                                            1999*        1998         1997        1996        1995        1994
----------------                                               ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $16.25       $15.51       $14.44      $13.97      $11.95      $12.77
Income from Investment Operations:
   Net Investment Income...............................         .26          .49          .46         .40         .45         .37
   Net Realized and Unrealized Gain (Loss) on Investments       .70         1.33         2.11        1.41        2.44       (.64)
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations         .96         1.82         2.57        1.81        2.89       (.27)
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.01)        (.49)        (.45)       (.40)       (.45)       (.37)
   Distributions from Capital Gains....................       (.14)        (.59)       (1.05)       (.94)       (.42)       (.18)
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions       (.15)       (1.08)       (1.50)      (1.34)       (.87)       (.55)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $17.06       $16.25       $15.51      $14.44      $13.97      $11.95
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................       5.96%(c)    11.91%       17.93%      13.13%      24.58%     (2.09)%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $224,935     $198,603     $133,827     $93,158     $45,403     $25,043
   Ratio of Expenses to Average Net Assets.............        .57%(d)      .59%         .61%        .63%        .66%        .69%
   Ratio of Net Investment Income to Average Net Assets       3.29%(d)     3.37%        3.26%       3.45%       4.12%       3.42%
   Portfolio Turnover Rate.............................       21.6%(d)     24.2%        69.7%       22.6%       25.7%       31.5%

*Six Months Ended June 30, 1999

See accompanying notes.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

BLUE CHIP ACCOUNT(f)                                           1999*
-----------------                                              ----
Net Asset Value, Beginning of Period...................      $10.15
Income from Investment Operations:
   Net Investment Income...............................         .03
   Net Realized and Unrealized Gain on Investments.....         .22
                                                             ------
                       Total from Investment Operations         .25
                                                             ------
Net Asset Value, End of Period.........................      $10.40
                                                             ======
Total Return...........................................       2.46%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $5,286
   Ratio of Expenses to Average Net Assets.............        .87%(d)
   Ratio of Net Investment Income to Average Net Assets       1.53%(d)
   Portfolio Turnover Rate.............................        7.4%(d)

BOND ACCOUNT(a)                                                1999*        1998         1997        1996        1995        1994
------------                                                   ----         ----         ----       ----        ----         ----
Net Asset Value, Beginning of Period...................      $12.02       $11.78       $11.33      $11.73      $10.12      $11.16
Income from Investment Operations:
   Net Investment Income...............................         .37          .66          .76         .68         .62         .72
   Net Realized and Unrealized Gain (Loss) on Investments     (.67)          .25          .44       (.40)        1.62       (1.04)
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations       (.30)          .91         1.20         .28        2.24       (.32)
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.01)        (.66)        (.75)       (.68)       (.63)       (.72)
   Excess Distributions from Capital Gains(e)..........         --         (.01)         --          --          --          --
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions       (.01)        (.67)        (.75)       (.68)       (.63)       (.72)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $11.71       $12.02       $11.78      $11.33      $11.73      $10.12
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................     (2.48)%(c)     7.69%       10.60%       2.36%      22.17%     (2.90)%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $127,044     $121,973      $81,921     $63,387     $35,878     $17,108
   Ratio of Expenses to Average Net Assets.............        .50%(d)      .51%         .52%        .53%        .56%        .58%
   Ratio of Net Investment Income to Average Net Assets       6.51%(d)     6.41%        6.85%       7.00%       7.28%       7.86%
   Portfolio Turnover Rate.............................       51.4%(d)     26.7%         7.3%        1.7%        5.9%       18.2%


CAPITAL VALUE ACCOUNT(a)                                       1999*        1998         1997        1996        1995        1994
-------------------------                                      ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $37.19       $34.61       $29.84      $27.80      $23.44      $24.61
Income from Investment Operations:
   Net Investment Income...............................         .36          .71          .68         .57         .60         .62
   Net Realized and Unrealized Gain (Loss) on Investments      2.20         3.94         7.52        5.82        6.69       (.49)
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations        2.56         4.65         8.20        6.39        7.29         .13
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.01)        (.71)        (.67)       (.58)       (.60)       (.61)
   Distributions from Capital Gains....................       (.45)       (1.36)       (2.76)      (3.77)      (2.33)       (.69)
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions       (.46)       (2.07)       (3.43)      (4.35)      (2.93)      (1.30)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $39.29       $37.19       $34.61      $29.84      $27.80     $23.44
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................       7.00%(c)    13.58%       28.53%      23.50%      31.91%        .49%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $430,349     $385,724     $285,231    $205,019    $135,640    $120,572
   Ratio of Expenses to Average Net Assets.............        .42%(d)      .44%         .47%        .49%        .51%        .51%
   Ratio of Net Investment Income to Average Net Assets       1.98%(d)     2.07%        2.13%       2.06%       2.25%       2.36%
   Portfolio Turnover Rate.............................       33.4%(d)     22.0%        23.4%       48.5%       49.2%       44.5%

*Periods Ended June 30, 1999


FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

GOVERNMENT SECURITIES ACCOUNT(a)                               1999*        1998         1997        1996        1995        1994
-----------------------------                                  ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $11.01       $10.72       $10.31      $10.55       $9.38      $10.61
Income from Investment Operations:
   Net Investment Income...............................         .33          .60          .66         .59         .60         .76
   Net Realized and Unrealized Gain (Loss)
     on Investments....................................       (.46)          .28          .41       (.24)        1.18      (1.24)
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations       (.13)          .88         1.07         .35        1.78       (.48)
Less Dividends from Net Investment Income..............       (.01)        (.59)        (.66)       (.59)       (.61)       (.75)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $10.87       $11.01       $10.72      $10.31      $10.55       $9.38
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................     (1.16)%(c)     8.27%       10.39%       3.35%      19.07%     (4.53)%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $143,303     $141,317      $94,322     $85,100     $50,079     $36,121
   Ratio of Expenses to Average Net Assets.............        .50%(d)      .50%         .52%        .52%        .55%        .56%
   Ratio of Net Investment Income to Average Net Assets       6.11%(d)     6.15%        6.37%       6.46%       6.73%       7.05%
   Portfolio Turnover Rate.............................       13.8%(d)     11.0%         9.0%        8.4%        9.8%       23.2%

GROWTH ACCOUNT(a)                                              1999*        1998         1997        1996        1995        1994(g)
--------------                                                 ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $20.46       $17.21       $13.79      $12.43      $10.10       $9.60
Income from Investment Operations:
   Net Investment Income...............................         .08          .21          .18         .16         .17         .07
   Net Realized and Unrealized Gain on Investments.....        1.97         3.45         3.53        1.39        2.42         .51
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations        2.05         3.66         3.71        1.55        2.59         .58
Less Dividends and Distributions:
   Dividends from Net Investment Income................        --          (.21)        (.18)       (.16)       (.17)       (.08)
   Distributions from Capital Gains....................       (.10)        (.20)        (.10)       (.03)       (.09)        --
   Excess Distributions from Capital Gains(e)..........        --           --          (.01)        --           --         --
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions       (.10)        (.41)        (.29)       (.19)       (.26)       (.08)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $22.41       $20.46       $17.21      $13.79      $12.43      $10.10
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................      10.08%(c)    21.36%       26.96%      12.51%      25.62%       5.42%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $322,632     $259,828     $168,160     $99,612     $42,708     $13,086
   Ratio of Expenses to Average Net Assets.............        .45%(d)      .48%         .50%        .52%        .58%        .75%(d)
   Ratio of Net Investment Income to Average Net Assets        .78%(d)     1.25%        1.34%       1.61%       2.08%       2.39%(d)
   Portfolio Turnover Rate.............................       17.1%(d)      9.0%        15.4%        2.0%        6.9%        0.9%(d)

HIGH YIELD ACCOUNT(a)                                          1999*        1998         1997        1996        1995        1994
-----------------------------                                  ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................       $8.06        $8.90        $8.72       $8.39       $7.91       $8.62
Income from Investment Operations:
   Net Investment Income...............................         .35          .80          .76         .80         .76         .77
   Net Realized and Unrealized Gain (Loss) on Investments     (.32)        (.85)          .18         .30         .51       (.72)
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations         .03        (.05)          .94        1.10        1.27         .05
 Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.79)        (.76)       (.77)       (.77)       (.76)
   Excess Distributions from Net Investment Income(e)..         --           --           --          --        (.02)        --
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions         --         (.79)        (.76)       (.77)       (.79)       (.76)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................       $8.09        $8.06        $8.90       $8.72       $8.39       $7.91
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................        .37%(c)    (.56)%       10.75%      13.13%      16.08%        .62%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $13,923      $14,043      $15,837     $13,740     $11,830      $9,697
   Ratio of Expenses to Average Net Assets.............        .67%(d)      .68%         .68%        .70%        .73%        .73%
   Ratio of Net Investment Income to Average Net Assets       8.64%(d)     8.68%        8.50%       9.21%       9.09%       9.02%
   Portfolio Turnover Rate.............................       97.5%(d)     87.8%        32.0%       32.0%       35.1%       30.6%

*Six Months Ended June 30, 1999

See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

INTERNATIONAL ACCOUNT(a)                                       1999*        1998         1997        1996        1995        1994(g)
---------------------                                          ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $14.51       $13.90       $13.02      $10.72       $9.56       $9.94
Income from Investment Operations:
   Net Investment Income...............................         .21          .26          .23         .22         .19         .03
   Net Realized and Unrealized Gain (Loss)
     on Investments....................................         .50         1.11         1.35        2.46        1.16       (.33)
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations         .71         1.37         1.58        2.68        1.35       (.30)
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.25)        (.23)       (.22)       (.18)       (.05)
   Excess Distributions from Net Investment Income(e)..         --           --            --         --         --         (.02)
   Distributions from Capital Gains....................       (.20)        (.51)        (.47)       (.16)       (.01)       (.01)
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions       (.20)        (.76)        (.70)       (.38)       (.19)       (.08)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $15.02       $14.51       $13.90      $13.02      $10.72       $9.56
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................       4.82%(c)     9.98%       12.24%      25.09%      14.17%     (3.37)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $164,257     $153,588     $125,289     $71,682     $30,566     $13,746
   Ratio of Expenses to Average Net Assets.............        .77%(d)      .77%         .87%        .90%        .95%       1.24%(d)
   Ratio of Net Investment Income to Average Net Assets       2.93%(d)     1.80%        1.92%       2.28%       2.26%       1.31%(d)
   Portfolio Turnover Rate.............................       68.5%(d)     33.9%        22.7%       12.5%       15.6%       14.4%(d)

INTERNATIONAL SMALLCAP ACCOUNT                                 1999*        1998(h)
------------------------------                                 ----         ----
Net Asset Value, Beginning of Period...................       $9.00        $9.97
Income from Investment Operations:
   Net Investment Income...............................         .03          .01
   Net Realized and Unrealized Gain (Loss)
     on Investments....................................        1.68        (.95)
                                                             ------        -----
                       Total from Investment Operations        1.71        (.94)
Less Dividends from Net Investment Income..............         --         (.03)
                                                             ------        -----
Net Asset Value, End of Period.........................      $10.71        $9.00
                                                             ======        =====
Total Return...........................................      19.00%(c)  (10.37)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $18,216      $13,075
   Ratio of Expenses to Average Net Assets.............       1.05%(d)     1.34%(d)
   Ratio of Net Investment Income to Average Net Assets        .67%(d)      .24%(d)
   Portfolio Turnover Rate.............................      191.8%(d)     60.3%(d)


LARGECAP GROWTH ACCOUNT(f)                                     1999*
-----------------------                                        ----
Net Asset Value, Beginning of Period...................       $9.93
Income from Investment Operations:
   Net Investment Income(i)............................         --
   Net Realized and Unrealized Gain (Loss)
     on Investments....................................        0.62
                                                             ------
                       Total from Investment Operations        0.62
Less Dividends from Net Investment Income..............         --
                                                             ------
Net Asset Value, End of Period.........................      $10.55
                                                             ======
Total Return...........................................       6.24%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $5,307
   Ratio of Expenses to Average Net Assets.............       1.20%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.08)%(d)
   Portfolio Turnover Rate.............................        7.7%(d)

*Periods Ended June 30, 1999

FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MICROCAP ACCOUNT                                               1999*        1998(h)
----------------                                               ----         ----
Net Asset Value, Beginning of Period...................       $8.17       $10.04
Income from Investment Operations:
   Net Investment Income(i)............................         .01          .03
   Net Realized and Unrealized Gain (Loss) on Investments      1.05       (1.86)
                                                             ------        -----
                       Total from Investment Operations        1.06       (1.83)
Less Dividends from Net Investment Income..............         --         (.04)
                                                             ------        -----
Net Asset Value, End of Period.........................       $9.23        $8.17
                                                             ======        =====
Total Return...........................................      12.85%(c)  (18.42)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $6,633       $5,384
   Ratio of Expenses to Average Net Assets.............       1.05%(d)     1.38%(d)
   Ratio of Net Investment Income to Average Net Assets       0.24%(d)     0.57%(d)
   Portfolio Turnover Rate.............................       66.1%(d)     55.3%(d)

MIDCAP ACCOUNT(a)                                              1999*        1998         1997        1996        1995        1994
--------------                                                 ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $34.37       $35.47       $29.74       $25.33      $19.97        $20.79
Income from Investment Operations:
   Net Investment Income...............................         .07          .22          .24         .22         .22         .14
   Net Realized and Unrealized Gain on Investments.....        1.60          .94         6.48         5.07       5.57         .03
                                                             ------       ------       ------      ------      ------      ------
                       Total from Investment Operations        1.67         1.16         6.72         5.29       5.79         .17
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.22)        (.23)        (.22)      (.22)       (.14)
   Distributions from Capital Gains....................       (.73)       (2.04)        (.76)        (.66)      (.21)       (.85)
                                                             ------       ------       ------      ------      ------      ------
                      Total Dividends and Distributions       (.73)       (2.26)        (.99)        (.88)      (.43)       (.99)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $35.31       $34.37       $35.47       $29.74     $25.33      $19.97
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................       5.02%(c)     3.69%       22.75%       21.11%     29.01%        .78%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $263,185     $259,470     $224,630     $137,161    $58,520     $23,912
   Ratio of Expenses to Average Net Assets.............        .61%(d)      .62%         .64%         .66%       .70%        .74%
   Ratio of Net Investment Income to Average Net Assets        .42%(d)      .63%         .79%        1.07%      1.23%       1.15%
   Portfolio Turnover Rate.............................       38.0%(d)     26.9%         7.8%         8.8%      13.1%       12.0%

MIDCAP GROWTH ACCOUNT                                          1999*        1998(h)
---------------------                                          ----         ----
Net Asset Value, Beginning of Period...................       $9.65        $9.94
Income from Investment Operations:
   Net Investment Income (Operating Loss)(i)...........         .01        (.01)
   Net Realized and Unrealized Gain (Loss)
     on Investments....................................         .37        (.28)
                                                             ------        -----
                       Total from Investment Operations         .38        (.29)
                                                             ------        -----
Net Asset Value, End of Period.........................      $10.03        $9.65
                                                             ======        =====
Total Return...........................................       3.83%(c)   (3.40%)(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $10,960       $8,534
   Ratio of Expenses to Average Net Assets.............        .95%(d)     1.27%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .24%(d)    (.14)%(d)
   Portfolio Turnover Rate.............................       74.0%(d)     91.9%(d)

*Six Months Ended June 30, 1999


See accompanying notes.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MIDCAP VALUE ACCOUNT(f)                                        1999*
--------------------                                           ----
Net Asset Value, Beginning of Period...................      $10.09
Income from Investment Operations:
   Net Investment Income(i)............................         .01
   Net Realized and Unrealized Gain on Investments.....         .44
                                                             ------
                       Total from Investment Operations         .45
                                                             ------
Net Asset Value, End of Period.........................      $10.54
                                                             ======
Total Return...........................................        4.46(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $5,297
   Ratio of Expenses to Average Net Assets.............       1.18%(d)
   Ratio of Net Investment Income to Average Net Assets        .71%(d)
   Portfolio Turnover Rate.............................       70.5%(d)

MONEY MARKET ACCOUNT(a)                                        1999*        1998         1997        1996        1995        1994
--------------                                                 ----         ----         ----        ----        ----        ----
Net Asset Value, Beginning of Period...................      $1.000       $1.000       $1.000      $1.000      $1.000      $1.000
Income from Investment Operations:
   Net Investment Income...............................        .023         .051         .051        .049        .054        .037
Less Dividends from Net Investment Income..............      (.023)       (.051)       (.051)       (.049)     (.054)      (.037)
                                                             ------       ------       ------      ------      ------      ------
Net Asset Value, End of Period.........................      $1.000       $1.000       $1.000       $1.000      $1.000        $1.000
                                                             ======       ======       ======      ======      ======      ======
Total Return...........................................       2.24%(c)     5.20%        5.04%        5.07%       5.59%         3.76%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $79,582      $83,263      $47,315     $46,244     $32,670     $29,372
   Ratio of Expenses to Average Net Assets.............        .54%(d)      .52%         .55%         .56%       .58%        .60%
   Ratio of Net Investment Income to Average Net Assets       4.87%(d)     5.06%        5.12%        5.00%      5.32%       3.81%

REAL ESTATE ACCOUNT(a)                                         1999*        1998(h)
-------------------                                            ----         ----
Net Asset Value, Beginning of Period...................       $9.07       $10.01
Income from Investment Operations:
   Net Investment Income...............................         .22          .32
   Net Realized and Unrealized Gain (Loss)
     on Investments....................................         .15        (.97)
                                                             ------        -----
                       Total from Investment Operations         .37        (.65)
Less Dividends from Net Investment Income..............       (.04)        (.29)
                                                             ------        -----
Net Asset Value, End of Period.........................       $9.40        $9.07
                                                             ======        =====
Total Return...........................................       4.09%(c)   (6.56)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $11,868      $10,909
   Ratio of Expenses to Average Net Assets.............       1.04%(d)     1.00%(d)
   Ratio of Net Investment Income to Average Net Assets       5.16%(d)     5.40%(d)
   Portfolio Turnover Rate.............................       73.6%(d)      5.6%(d)

*Periods Ended June 30, 1999


FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

SMALLCAP ACCOUNT                                               1999*        1998(h)
----------------                                               ----         ----
Net Asset Value, Beginning of Period...................       $8.21       $10.27
Income from Investment Operations:
   Net Investment Income...............................         --          --
   Net Realized and Unrealized Gain (Loss)
     on Investments...................................         1.55       (2.06)
                                                             ------        -----
                       Total from Investment Operations        1.55       (2.06)
                                                             ------        -----
Net Asset Value, End of Period.........................       $9.76        $8.21
                                                             ======        =====

Total Return...........................................      18.88%(c)  (20.51)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $18,072      $12,094
   Ratio of Expenses to Average Net Assets.............        .96%(d)      .98%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................          --(d)     (.05)%(d)
   Portfolio Turnover Rate.............................       82.5%(d)     45.2%(d)

SMALLCAP GROWTH ACCOUNT                                        1999*        1998(h)
-----------------------                                        ----         ----
Net Asset Value, Beginning of Period...................      $10.10        $9.84
Income from Investment Operations:
   Net Investment Income (Operating Loss)(i)...........       (.02)        (.04)
   Net Realized and Unrealized Gain on Investments.....        2.71          .30
                                                             ------        -----
                       Total from Investment Operations        2.69          .26
                                                             ------        -----
Net Asset Value, End of Period.........................      $12.79       $10.10
                                                             ======        =====
Total Return...........................................      26.63%(c)     2.96%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $13,478       $8,463
   Ratio of Expenses to Average Net Assets.............       1.05%(d)     1.31%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.60)%(d)    (.80)%(d)
   Portfolio Turnover Rate.............................      135.3%(d)    166.5%(d)

SMALLCAP VALUE ACCOUNT                                         1999*        1998(h)
-----------------------                                        ----         ----
Net Asset Value, Beginning of Period...................       $8.34        $9.84
Income from Investment Operations:
   Net Investment Income(i)............................         .03          .03
   Net Realized and Unrealized Gain (Loss)
     on Investments....................................         .75       (1.50)
                                                             ------        -----
                       Total from Investment Operations         .78       (1.47)
Less Dividends from Net Investment Income..............         --         (.03)
                                                             ------        -----
Net Asset Value, End of Period.........................       $9.12        $8.34
                                                             ======        =====
Total Return...........................................       9.26%(c)  (15.06)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $8,862       $6,895
   Ratio of Expenses to Average Net Assets.............       1.15%(d)     1.56%(d)
   Ratio of Net Investment Income to Average Net Assets        .83%(d)      .73%(d)
   Portfolio Turnover Rate.............................       98.1%(d)     53.4%(d)

*Six Months Ended June 30, 1999



See accompanying notes.


Selected data for a share of Capital Stock outstanding throughout the periods ended December 31 (except as noted):

STOCK INDEX 500 ACCOUNT(f)                                     1999*
-----------------------                                        ----
Net Asset Value, Beginning of Period...................       $9.83
Income from Investment Operations:
   Net Investment Income(i)............................         .02
   Net Realized and Unrealized Gain on Investments.....         .25
                                                             ------
                       Total from Investment Operations         .27
Less Dividends from Net Investment Income..............         --
                                                             ------
Net Asset Value, End of Period.........................      $10.10
                                                             ======
Total Return...........................................       2.75%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      15,504
   Ratio of Expenses to Average Net Assets.............        .40%(d)
   Ratio of Net Investment Income to Average Net Assets       1.70%(d)
   Portfolio Turnover Rate.............................        3.2%(d)

UTILITIES ACCOUNT                                              1999*        1998(h)
-----------------                                              ----         ----
Net Asset Value, Beginning of Period...................      $10.93        $9.61
Income from Investment Operations:
   Net Investment Income...............................         .12          .15
   Net Realized and Unrealized Gain on Investments.....         .41         1.35
                                                             ------        -----
                       Total from Investment Operations         .53         1.50
Less Dividends from Net Investment Income..............         --         (.18)
                                                             ------        -----
Net Asset Value, End of Period.........................      $11.46       $10.93
                                                             ======        =====
Total Return...........................................       4.85%(c)    15.36%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $25,681      $18,298
   Ratio of Expenses to Average Net Assets.............        .69%(d)      .69%(d)
   Ratio of Net Investment Income to Average Net Assets       2.57%(d)     2.93%(d)
   Portfolio Turnover Rate.............................       22.1%(d)      9.5%(d)

*Periods Ended June 30, 1999

Notes to Financial Highlights

(a) Effective January 1, 1998 the following mutual funds were reorganized into the Principal Variable Contracts Fund, Inc. as follows:

                Former Fund Name                       Current Account Name
                ----------------                       --------------------
      Principal Aggressive Growth Fund, Inc.      Aggressive Growth Account
      Principal Asset Allocation Fund, Inc.       Asset Allocation Account
      Principal Balanced Fund, Inc.               Balanced Account
      Principal Bond Fund, Inc.                   Bond Account
      Principal Capital Accumulation Fund, Inc.   Capital Value Account
      Principal Government Securities Fund, Inc.  Government Securities Account
      Principal Growth Fund, Inc.                 Growth Account
      Principal High Yield Fund, Inc.             High Yield Account
      Principal World Fund, Inc.                  International Account
      Principal Emerging Growth Fund, Inc.        MidCap Account
      Principal Money Market Fund, Inc.           Money Market Account

(b) Period from June 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for the Aggressive Growth Account and $.01 per share for the Asset Allocation Account for the period from the initial purchase of shares on May 23, 1994 through May 31, 1994, was recognized, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. Additionally, the Aggressive Growth Account and the Asset Allocation Account incurred unrealized losses on investments of $.09 and $.03 per share, respectively, during the initial interim period. This represented activities of each account prior to the initial public offering of account shares.

(c) Total return amounts have not been annualized.

FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Notes to Financial Highlights (Continued)

(d) Computed on an annualized basis.

(e) Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains on investments. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

(f) Period from May 1, 1999, date shares first offered to the public, through June 30, 1999. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1999, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                           Date                Net        Per Share Realized
                                        Operations         Investment       and Unrealized
                     Account             Commenced           Income          Gains (Losses)
         -----------------------      --------------       ----------     ------------------
         Blue Chip Account            April 15, 1999          $.01              $ --
         LargeCap Growth Account      April 15, 1999           --                (.07)
         MidCap Value Account         April 22, 1999           --                 .09
         Stock Index 500 Account      April 22, 1999          .01                (.18)

(g) Period from May 1, 1994, date shares first offered to the public, through December 31, 1994. Net investment income, aggregating $.01 per share for the Growth Account and $.04 per share for the International Account for the period from the initial purchase of shares on March 23, 1994 through April 30, 1994, was recognized, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. Additionally, the Growth Account and the International Account incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each account prior to the initial public offering of account shares.

(h) Period from May 1, 1998, date shares first offered to the public, through December 31, 1998. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1998, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                               Date              Net        Per Share Realized
                                            Operations       Investment       and Unrealized
                     Account                 Commenced         Income         Gains (Losses)
         ------------------------------   --------------     ----------     ------------------
         International SmallCap Account   April 16, 1998        $.02             $(.05)
         MicroCap Account                  April 9, 1998         .01               .03
         MidCap Growth Account            April 23, 1998         .01              (.07)
         Real Estate Account              April 23, 1998         .01               --
         SmallCap Account                  April 9, 1998         --                .27
         SmallCap Growth Account           April 2, 1998         --               (.16)
         SmallCap Value Account           April 16, 1998         .01              (.17)
         Utilities Account                 April 2, 1998         .04              (.43)

(i) Without the Manager's voluntary waiver of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following accounts would have had per share net investment income and the ratios of expenses to average net assets as shown:

                                                          Per Share         Ratio of Expenses
                                      Periods Ended     Net Investment        to Average Net        Amount
                     Account             June 30         Income (Loss)            Assets            Waived
         -----------------------      -------------     --------------      -----------------      -------
         LargeCap Growth Account          1999              $ --                  1.28%            $   666
         MicroCap Account                 1999                --                  1.40               9,530
         MidCap Growth Account            1999                --                  1.20              11,073
         MidCap Value Account             1999                .01                 1.22                 396
         SmallCap Growth Account          1999               (.03)                1.19               7,025
         SmallCap Value Account           1999                .02                 1.41               9,506
         Stock Index 500 Account          1999                .02                  .63               4,406

MM 1291-3